PHOENIX INVESTMENT PARTNERS

                            SEMIANNUAL REPORT

                                                  JUNE 30, 2001


        ZWEIG

                                                  Phoenix-Zweig
                                                  Appreciation Fund

                                                  Phoenix-Zweig
                                                  Government Cash Fund

                                                  Phoenix-Zweig
                                                  Government Fund

                                                  Phoenix-Zweig
                                                  Growth & Income Fund

                                                  Phoenix-Zweig
                                                  Managed Assets

                                                  Phoenix-Zweig
                                                  Strategy Fund

[PHOENIX INVESTMENT PARTNERS LOGO]
A MEMBER OF THE PHOENIX COMPANIES, INC.

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

  We are pleased to provide this financial summary for the six months ended June 30, 2001 for the Phoenix-Zweig Funds. If you have any questions, please contact your financial advisor or a Phoenix Mutual Fund Services representative at 1-800-243-1574.

  Phoenix Investment Partners' Web site gets a new look this month. Go to www.phoenixinvestments.com for a preview, then click on "Individual Investors" to obtain mutual fund prices and performance information and to enter the Investor Center where you can access your account statement online, make purchases and exchanges, view your account history, order duplicate statements, and print customer service forms. Look for the "Individual Investors" pages to get a makeover soon, too.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

JUNE 30, 2001

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

TABLE OF CONTENTS

Phoenix-Zweig Appreciation Fund...........................................     3
Phoenix-Zweig Government Cash Fund........................................    15
Phoenix-Zweig Government Fund.............................................    21
Phoenix-Zweig Growth & Income Fund........................................    26
Phoenix-Zweig Managed Assets..............................................    35
Phoenix-Zweig Strategy Fund...............................................    49
Notes to Financial Statements.............................................    57

PHOENIX-ZWEIG APPRECIATION FUND

                          INVESTMENTS AT JUNE 30, 2001
                                  (UNAUDITED)

                                               SHARES      VALUE
                                              --------  ------------
COMMON STOCKS--96.7%

AEROSPACE/DEFENSE--0.7%
Precision Castparts Corp................        24,400  $    913,048
AGRICULTURAL PRODUCTS--0.7%
DIMON, Inc..............................        51,200       512,000
Fresh Del Monte Produce, Inc.(b)........        12,600       138,978
Standard Commercial Corp................         3,600        61,416
Universal Corp..........................         5,900       233,994
                                                        ------------
                                                             946,388
                                                        ------------

AIR FREIGHT--0.4%
Cheap Tickets, Inc.(b)..................        40,200       607,020

AIRLINES--1.0%
AirTran Holdings, Inc.(b)...............        53,500       561,750
Atlantic Coast Airlines Holdings,
Inc.(b).................................        25,900       776,741
                                                        ------------
                                                           1,338,491
                                                        ------------

AUTO PARTS & EQUIPMENT--0.7%
Cooper Tire & Rubber Co.................        63,700       904,540
Modine Manufacturing Co.................           500        13,790
                                                        ------------
                                                             918,330
                                                        ------------

BANKS (REGIONAL)--2.1%
1st Source Corp.........................           800        22,400
American Financial Holdings, Inc........         1,100        25,960
BancFirst Corp..........................         1,600        64,400
BOK Financial Corp.(b)..................         2,836        76,288
Boston Private Financial Holdings,
Inc.....................................           900        20,160
Colonial BancGroup, Inc. (The)..........        47,100       677,298
First BanCorp...........................           300         8,097
First Banks America, Inc.(b)............         1,800        43,020
Independent Bank Corp...................         1,500        36,825
Irwin Financial Corp....................        10,300       259,045
NBT Bancorp, Inc........................         2,800        54,040
Old Second Bancorp, Inc.................         1,600        52,912
Provident Bankshares Corp...............        17,109       426,698
Republic Bancorp, Inc...................        44,700       621,330
Sandy Spring Bancorp, Inc...............           500        16,100
Santander BanCorp.......................         1,200        23,460

                                               SHARES      VALUE
                                              --------  ------------
BANKS (REGIONAL)--CONTINUED
Sterling Bancshares, Inc................        18,800  $    360,584
TrustCo Bank Corp. NY...................         3,600        48,060
                                                        ------------
                                                           2,836,677
                                                        ------------

BIOTECHNOLOGY--0.3%
OSI Pharmaceuticals, Inc.(b)............         2,800       147,252
Serologicals Corp.(b)...................        14,300       305,162
                                                        ------------
                                                             452,414
                                                        ------------

BROADCASTING (TELEVISION, RADIO & CABLE)--0.1%
Sinclair Broadcast Group, Inc. Class
A(b)....................................        13,900       143,170

BUILDING MATERIALS--0.8%
Apogee Enterprises, Inc.................        46,300       578,287
Dal-Tile International, Inc.(b).........        23,300       432,215
Universal Forest Products, Inc..........         4,900       110,250
                                                        ------------
                                                           1,120,752
                                                        ------------

CHEMICALS--0.7%
Airgas, Inc.(b).........................        80,400       956,760

CHEMICALS (SPECIALTY)--0.9%
Omnova Solutions, Inc...................        52,700       383,656
Schulman (A.), Inc......................        13,200       178,200
USEC, Inc...............................        76,100       641,523
                                                        ------------
                                                           1,203,379
                                                        ------------

COMMUNICATIONS EQUIPMENT--1.4%
Cable Design Technologies Corp.(b)......        25,500       412,080
Metromedia Fiber Network, Inc.(b).......       125,200       255,408
Mitel Corp.(b)..........................        26,200       266,978
Plantronics, Inc.(b)....................        19,700       456,055
SpectraLink Corp.(b)....................        28,800       374,688
SymmetriCom, Inc.(b)....................        10,400       152,256
                                                        ------------
                                                           1,917,465
                                                        ------------

COMPUTERS (HARDWARE)--0.1%
Micron Electronics, Inc.(b).............        59,300        94,287

COMPUTERS (NETWORKING)--0.2%
Riverstone Networks, Inc.(b)............        12,800       254,592

                       See Notes to Financial Statements                       3

Phoenix-Zweig Appreciation Fund

                                               SHARES      VALUE
                                              --------  ------------
COMPUTERS (PERIPHERALS)--0.7%
Iomega Corp.(b).........................       337,600  $    806,864
Storage Technology Corp.(b).............        10,900       149,984
Western Digital Corp.(b)................        10,000        40,000
                                                        ------------
                                                             996,848
                                                        ------------

COMPUTERS (SOFTWARE & SERVICES)--6.5%
Activision, Inc.(b).....................        13,500       529,875
AremisSoft Corp.(b).....................        16,600       268,920
Avant! Corp.(b).........................        51,700       687,610
BSQUARE Corp.(b)........................         8,300        87,233
Genuity, Inc.(b)........................       142,100       443,352
Manhattan Associates, Inc.(b)...........         5,300       210,675
MapInfo Corp.(b)........................        19,000       418,000
Mentor Graphics Corp.(b)................        51,600       903,000
Micromuse, Inc.(b)......................        14,200       397,458
OPNET Technologies, Inc.(b).............        10,100       180,487
Quest Software, Inc.(b).................        15,500       585,125
Renaissance Learning, Inc.(b)...........        10,200       516,018
Retek, Inc.(b)..........................        31,600     1,514,904
Sanchez Computer Associates, Inc.(b)....         2,400        31,800
StarBase Corp.(b).......................        13,600        49,640
THQ, Inc.(b)............................         3,500       208,705
Ulticom, Inc.(b)........................        45,300     1,531,140
Websense, Inc.(b).......................         8,900       178,000
                                                        ------------
                                                           8,741,942
                                                        ------------
CONSTRUCTION (CEMENT & AGGREGATES)--0.0%
AMCOL International Corp................         8,600        51,600

CONSUMER (JEWELRY, NOVELTIES & GIFTS)--0.2%
Action Performance Cos., Inc.(b)........        11,800       295,000
Lancaster Colony Corp...................           800        26,384
                                                        ------------
                                                             321,384
                                                        ------------

CONSUMER FINANCE--0.6%
AmeriCredit Corp.(b)....................        15,600       810,420
Credit Acceptance Corp.(b)..............         3,200        24,640
                                                        ------------
                                                             835,060
                                                        ------------
CONTAINERS & PACKAGING (PAPER)--0.6%
Pactiv Corp.(b).........................        59,700       799,980
Playtex Products, Inc.(b)...............         3,000        32,100
Rock-Tenn Co. Class A...................         1,500        18,375
                                                        ------------
                                                             850,455
                                                        ------------

                                               SHARES      VALUE
                                              --------  ------------

DISTRIBUTORS (FOOD & HEALTH)--2.7%
AmeriSource Health Corp. Class A(b).....        18,700  $  1,034,110
Bergen Brunswig Corp. Class A...........        28,200       542,004
Nu Skin Enterprises, Inc. Class A.......        14,500       123,250
Performance Food Group Co.(b)...........        12,900       389,967
Priority Healthcare Corp. Class B(b)....        13,200       373,296
Schein (Henry), Inc.(b).................        11,200       428,400
Scios, Inc.(b)..........................         1,500        37,515
United Natural Foods, Inc.(b)...........        36,900       773,055
                                                        ------------
                                                           3,701,597
                                                        ------------

ELECTRIC COMPANIES--1.1%
El Paso Electric Co.(b).................         6,000        95,940
NRG Energy, Inc.(b).....................         6,500       143,520
Unisource Energy Corp...................        55,400     1,272,538
                                                        ------------
                                                           1,511,998
                                                        ------------

ELECTRICAL EQUIPMENT--2.8%
BEI Technologies, Inc...................        14,300       386,243
Checkpoint Systems, Inc.(b).............       106,300     1,892,140
DRS Technologies, Inc.(b)...............         2,700        62,046
Pemstar, Inc.(b)........................        26,200       384,616
SLI, Inc................................        15,700       129,525
Watsco, Inc.............................        42,600       600,660
Wilson Greatbatch Technologies,
Inc.(b).................................        11,600       336,400
                                                        ------------
                                                           3,791,630
                                                        ------------

ELECTRONICS (COMPONENT DISTRIBUTORS)--0.3%
Pioneer-Standard Electronics, Inc.......         7,100        90,880
Somera Communications, Inc.(b)..........        40,500       289,980
                                                        ------------
                                                             380,860
                                                        ------------

ELECTRONICS (INSTRUMENTATION)--1.0%
Bruker Daltonics, Inc.(b)...............        23,800       358,666
Cytyc Corp.(b)..........................        25,400       585,470
Methode Electronics, Inc. Class A.......        24,500       210,700
MTS Systems Corp........................         4,600        63,434
Nanometrics, Inc.(b)....................         4,000       109,948
Packard BioScience Co.(b)...............           300         2,490
                                                        ------------
                                                           1,330,708
                                                        ------------

ELECTRONICS (SEMICONDUCTORS)--0.2%
Cree, Inc.(b)...........................         8,000       209,160

ENGINEERING & CONSTRUCTION--1.2%
Dycom Industries, Inc.(b)...............        17,200       394,396

4                      See Notes to Financial Statements

Phoenix-Zweig Appreciation Fund

                                               SHARES      VALUE
                                              --------  ------------
ENGINEERING & CONSTRUCTION--CONTINUED
EMCOR Group, Inc.(b)....................         6,400  $    231,360
Encompass Services Corp.(b).............        68,800       615,760
Integrated Electrical Services,
Inc.(b).................................        33,800       329,550
                                                        ------------
                                                           1,571,066
                                                        ------------

ENTERTAINMENT--0.2%
Blockbuster, Inc. Class A...............         1,600        29,200
Hollywood Entertainment Corp.(b)........        24,700       208,962
                                                        ------------
                                                             238,162
                                                        ------------

FINANCIAL (DIVERSIFIED)--1.4%
Allied Capital Corp.....................        18,600       430,590
Anthracite Capital, Inc.................        15,000       165,750
Crown American Realty Trust.............         6,000        50,100
Doral Financial Corp....................        26,300       902,090
Equity Inns, Inc........................        19,300       189,140
Federal Agricultural Mortgage Corp.
Class C(b)..............................         5,000       159,900
                                                        ------------
                                                           1,897,570
                                                        ------------

FOODS--2.1%
Charles River Laboratories
International, Inc.(b)..................         5,700       198,075
Dole Food Co., Inc......................        10,200       194,310
Earthgrains Co. (The)...................         6,500       169,000
Lance, Inc..............................        74,000       999,000
Pilgrim's Pride Corp....................         3,100        38,905
Smithfield Foods, Inc.(b)...............        31,500     1,269,450
                                                        ------------
                                                           2,868,740
                                                        ------------

FOOTWEAR--1.4%
Stride Rite Corp. (The).................        74,000       629,000
Vans, Inc.(b)...........................        21,500       505,250
Wolverine World Wide, Inc...............        38,700       691,569
                                                        ------------
                                                           1,825,819
                                                        ------------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--1.4%
Argosy Gaming Co.(b)....................        11,000       305,360
Aztar Corp.(b)..........................         7,200        87,120
Boyd Gaming Corp.(b)....................         2,300        13,225
Mandalay Resort Group(b)................        31,200       854,880
MTR Gaming Group, Inc.(b)...............         3,700        49,950
Penn National Gaming, Inc.(b)...........        21,000       533,400
                                                        ------------
                                                           1,843,935
                                                        ------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.4%
K-V Pharmaceutical Co.(b)...............         4,400       122,100

                                               SHARES      VALUE
                                              --------  ------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--CONTINUED
NexMed, Inc.(b).........................        15,300  $     66,096
SICOR, Inc.(b)..........................        14,500       334,950
Taro Pharmaceutical Industries
Ltd.(b).................................           800        70,048
                                                        ------------
                                                             593,194
                                                        ------------

HEALTH CARE (HOSPITAL MANAGEMENT)--0.1%
LifePoint Hospitals, Inc.(b)............           700        30,996
Select Medical Corp.(b).................         4,000        80,000
                                                        ------------
                                                             110,996
                                                        ------------

HEALTH CARE (LONG TERM CARE)--0.4%
Manor Care, Inc.(b).....................        16,700       530,225

HEALTH CARE (MANAGED CARE)--1.9%
AmSurg Corp.(b).........................         1,500        44,325
Coventry Health Care, Inc.(b)...........        19,200       387,840
Dynacq International, Inc.(b)...........         3,600        69,228
Health Net, Inc.(b).....................        23,000       400,200
Humana, Inc.(b).........................        32,400       319,140
Mid Atlantic Medical Services,
Inc.(b).................................        36,200       649,066
US Oncology, Inc.(b)....................        83,600       743,204
                                                        ------------
                                                           2,613,003
                                                        ------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--2.8%
Mentor Corp.............................        25,800       735,300
Oakley, Inc.(b).........................        18,300       338,550
Ocular Sciences, Inc.(b)................        18,100       459,740
Respironics, Inc.(b)....................        11,900       354,144
STERIS Corp.(b).........................        26,200       525,310
SurModics, Inc.(b)......................         5,800       341,040
Theragenics Corp.(b)....................        29,900       333,983
VidaMed, Inc.(b)........................        17,800       107,690
VISX, Inc.(b)...........................        30,300       586,305
                                                        ------------
                                                           3,782,062
                                                        ------------

HEALTH CARE (SPECIALIZED SERVICES)--3.6%
Accredo Health, Inc.(b).................         1,900        70,661
AdvancePCS(b)...........................        10,000       640,500
Covance, Inc.(b)........................        29,700       672,705
CryoLife, Inc.(b).......................         6,700       274,097
DaVita, Inc.(b).........................        26,000       528,580
Hooper Holmes, Inc......................         6,000        61,500
Kendle International, Inc.(b)...........         8,000       160,320
Omnicare, Inc...........................        41,100       830,220
PAREXEL International Corp.(b)..........         7,100       138,450
Pediatrix Medical Group, Inc.(b)........         1,400        46,480

                       See Notes to Financial Statements                       5

Phoenix-Zweig Appreciation Fund

                                               SHARES      VALUE
                                              --------  ------------
HEALTH CARE (SPECIALIZED SERVICES)--CONTINUED
Quintiles Transnational Corp.(b)........        27,500  $    694,375
Renal Care Group, Inc.(b)...............        15,100       496,639
Specialty Laboratories, Inc.(b).........         1,000        37,850
TLC Laser Eye Centers, Inc.(b)..........        26,700       120,150
U.S. Physical Therapy, Inc.(b)..........         2,100        33,537
                                                        ------------
                                                           4,806,064
                                                        ------------
HOMEBUILDING--3.5%
Brookfield Properties Corp..............         6,300       120,393
Champion Enterprises, Inc.(b)...........        34,300       390,334
Clayton Homes, Inc......................        44,200       694,824
Del Webb Corp.(b).......................         9,800       379,162
Horton (D.R.), Inc......................        50,897     1,155,362
Hovnanian Enterprises, Inc.(b)..........         2,300        33,373
Lennar Corp.............................        31,300     1,305,210
M/I Schottenstein Homes, Inc............         1,300        51,350
Newmark Homes Corp......................         1,800        24,714
Palm Harbor Homes, Inc.(b)..............         8,600       187,050
ResortQuest International, Inc.(b)......         1,500        17,250
Schuler Homes, Inc. Class A(b)..........         2,000        27,080
Toll Brothers, Inc.(b)..................         7,100       279,101
                                                        ------------
                                                           4,665,203
                                                        ------------

HOUSEHOLD PRODUCTS (NON-DURABLE)--1.0%
Church & Dwight Co., Inc................        35,000       890,750
Dial Corp...............................        28,900       411,825
                                                        ------------
                                                           1,302,575
                                                        ------------

INSURANCE (LIFE/HEALTH)--1.3%
Presidential Life Corp..................        30,800       689,920
Protective Life Corp....................        30,000     1,031,100
                                                        ------------
                                                           1,721,020
                                                        ------------

INSURANCE (MULTI-LINE)--0.9%
StanCorp Financial Group, Inc...........        24,200     1,146,838
Universal American Financial Corp.(b)...         9,200        57,132
                                                        ------------
                                                           1,203,970
                                                        ------------

INSURANCE (PROPERTY-CASUALTY)--1.1%
Alfa Corp...............................         2,300        56,810
Fidelity National Financial, Inc........        10,800       265,356
First American Corp.....................         9,600       181,824
LandAmerica Financial Group, Inc........         4,300       136,955
Old Republic International Corp.........        24,800       719,200

                                               SHARES      VALUE
                                              --------  ------------
INSURANCE (PROPERTY-CASUALTY)--CONTINUED
State Auto Financial Corp...............         4,300  $     70,477
                                                        ------------
                                                           1,430,622
                                                        ------------

INSURANCE BROKERS--0.5%
CorVel Corp.(b).........................           100         3,725
Gallagher (Arthur J.) & Co..............        25,400       660,400
                                                        ------------
                                                             664,125
                                                        ------------

IRON & STEEL--0.9%
Worthington Industries, Inc.............        91,100     1,238,960

LEISURE TIME (PRODUCTS)--0.7%
Handleman Co.(b)........................        37,900       634,825
K2, Inc.(b).............................         6,000        68,580
Winnebago Industries, Inc...............         7,200       221,400
                                                        ------------
                                                             924,805
                                                        ------------

LODGING-HOTELS--0.7%
Extended Stay America, Inc.(b)..........        40,200       603,000
Wyndham International, Inc. Class
A(b)....................................       125,000       312,500
                                                        ------------
                                                             915,500
                                                        ------------

MACHINERY (DIVERSIFIED)--0.0%
Mestek, Inc.(b).........................         2,400        55,320

MANUFACTURING (DIVERSIFIED)--0.4%
Alliance Gaming Corp.(b)................         2,000        78,540
Griffon Corp.(b)........................        29,800       327,800
Myers Industries, Inc...................         3,000        45,300
ROHN Industries, Inc.(b)................        31,200       148,200
                                                        ------------
                                                             599,840
                                                        ------------

MANUFACTURING (SPECIALIZED)--3.3%
AptarGroup, Inc.........................         8,200       265,926
Federal Signal Corp.....................        26,200       614,914
IKON Office Solutions, Inc..............       129,800     1,272,040
JLG Industries, Inc.....................        14,600       180,310
Lincoln Electric Holdings, Inc..........         7,700       196,350
Paxar Corp.(b)..........................        45,700       658,080
York International Corp.................        36,600     1,281,732
                                                        ------------
                                                           4,469,352
                                                        ------------

METAL FABRICATORS--0.8%
Century Aluminum Co.....................         2,200        35,288
General Cable Corp......................        11,700       217,035

6                      See Notes to Financial Statements

Phoenix-Zweig Appreciation Fund

                                               SHARES      VALUE
                                              --------  ------------
METAL FABRICATORS--CONTINUED
Kennametal, Inc.........................         5,200  $    191,880
Shaw Group, Inc. (The)(b)...............         6,900       276,690
Titanium Metals Corp.(b)................        31,900       319,000
                                                        ------------
                                                           1,039,893
                                                        ------------

METALS MINING--0.7%
CONSOL Energy, Inc......................         3,400        86,020
FiberCore, Inc.(b)......................         2,600        16,926
Freeport-McMoRan Copper & Gold, Inc.
Class B(b)..............................        77,900       860,795
                                                        ------------
                                                             963,741
                                                        ------------

NATURAL GAS--0.7%
MDU Resources Group, Inc................        22,900       724,556
Western Gas Resources, Inc..............         7,300       237,980
                                                        ------------
                                                             962,536
                                                        ------------

OFFICE EQUIPMENT & SUPPLIES--0.9%
HON Industries, Inc.....................         6,000       145,320
Reynolds and Reynolds Co. (The) Class
A.......................................        33,200       728,740
Steelcase, Inc. Class A.................         7,300        87,235
Wallace Computer Services, Inc..........        19,400       320,876
                                                        ------------
                                                           1,282,171
                                                        ------------

OIL & GAS (DRILLING & EQUIPMENT)--3.6%
Cal Dive International, Inc.(b).........        16,500       405,900
Grey Wolf, Inc.(b)......................       101,600       406,400
Input/Output, Inc.(b)...................        94,400     1,198,880
Marine Drilling Cos., Inc.(b)...........         5,900       112,749
Oceaneering International, Inc.(b)......        28,800       597,600
Offshore Logistics, Inc.(b).............        41,800       794,200
Parker Drilling Co.(b)..................        22,500       146,250
Seitel, Inc.(b).........................         2,000        26,200
Tesco Corp.(b)..........................           200         2,250
TETRA Technologies, Inc.(b).............        22,800       557,460
Unit Corp.(b)...........................        24,000       380,400
Veritas DGC, Inc.(b)....................         6,100       169,275
W-H Energy Services, Inc.(b)............         2,100        39,900
                                                        ------------
                                                           4,837,464
                                                        ------------

OIL & GAS (EXPLORATION & PRODUCTION)--0.9%
Comstock Resources, Inc.(b).............         2,300        23,575
Denbury Resources, Inc.(b)..............        10,700       100,580
Plains Resources, Inc.(b)...............         7,800       187,200
Pogo Producing Co.......................         8,300       199,200
Quicksilver Resources, Inc.(b)..........         2,000        36,000

                                               SHARES      VALUE
                                              --------  ------------
OIL & GAS (EXPLORATION & PRODUCTION)--CONTINUED
Range Resources Corp.(b)................        18,900  $    113,400
XTO Energy, Inc.........................        39,300       563,955
                                                        ------------
                                                           1,223,910
                                                        ------------

OIL & GAS (REFINING & MARKETING)--1.1%
Pennzoil-Quaker State Co................        33,700       377,440
Valero Energy Corp......................        28,400     1,044,552
                                                        ------------
                                                           1,421,992
                                                        ------------

OIL (INTERNATIONAL INTEGRATED)--0.9%
Frontier Oil Corp.......................        43,100       571,075
Tesoro Petroleum Corp.(b)...............        55,600       700,560
                                                        ------------
                                                           1,271,635
                                                        ------------

PAPER & FOREST PRODUCTS--0.2%
Deltic Timber Corp......................         2,000        57,600
Glatfelter Co. (P.H.)...................         8,000       114,080
Wausau-Mosinee Paper Corp...............         8,600       110,854
                                                        ------------
                                                             282,534
                                                        ------------

PERSONAL CARE--1.8%
Alberto-Culver Co. Class B..............        11,800       496,072
Carter-Wallace, Inc.....................         2,800        54,180
Elizabeth Arden, Inc.(b)................         2,400        58,584
NBTY, Inc.(b)...........................        72,000       895,680
Perrigo Co.(b)..........................        55,600       927,964
                                                        ------------
                                                           2,432,480
                                                        ------------

PUBLISHING--0.5%
Scholastic Corp.(b).....................        15,600       656,760

RAILROADS--0.0%
RailAmerica, Inc.(b)....................         4,000        45,680

REITS--2.7%
Annaly Mortgage Management, Inc.........        36,600       501,786
Capital Automotive REIT.................        32,400       583,200
Federal Realty Investment Trust.........        18,500       383,690
Glimcher Realty Trust...................         4,300        76,970
Hospitality Properties Trust............        15,000       427,500
HRPT Properties Trust...................        11,600       112,868
IRT Property Co.........................         5,400        58,806
La Quinta Properties, Inc.(b)...........        54,300       281,274
New Plan Excel Realty Trust.............        60,000       918,000

                       See Notes to Financial Statements                       7

Phoenix-Zweig Appreciation Fund

                                               SHARES      VALUE
                                              --------  ------------
REITS--CONTINUED
United Dominion Realty Trust, Inc.......        17,300  $    248,255
                                                        ------------
                                                           3,592,349
                                                        ------------

RESTAURANTS--2.8%
AFC Enterprises, Inc.(b)................         2,600        49,790
Bob Evans Farms, Inc....................        12,700       228,600
Brinker International, Inc.(b)..........        14,550       376,117
CBRL Group, Inc.........................        28,300       479,685
Cheesecake Factory, Inc. (The)(b).......         5,500       155,650
Landry's Restaurants, Inc...............        32,200       547,400
Papa John's International, Inc.(b)......        26,100       661,635
Ruby Tuesday, Inc.......................        55,900       955,890
Ryan's Family Steak Houses, Inc.(b).....        31,000       379,750
Steak n Shake Co. (The)(b)..............           600         5,550
                                                        ------------
                                                           3,840,067
                                                        ------------

RETAIL (DISCOUNTERS)--1.1%
99 Cents Only Stores(b).................        22,700       679,865
Fred's, Inc.............................        18,750       482,813
Stein Mart, Inc.(b).....................        36,800       380,512
                                                        ------------
                                                           1,543,190
                                                        ------------

RETAIL (DRUG STORES)--0.9%
Caremark Rx, Inc.(b)....................        59,400       977,130
Longs Drug Stores Corp..................        10,800       232,740
                                                        ------------
                                                           1,209,870
                                                        ------------

RETAIL (FOOD CHAINS)--0.4%
7-Eleven, Inc.(b).......................         6,000        67,500
Pathmark Stores, Inc.(b)................         1,700        41,820
Ruddick Corp............................        23,000       389,850
                                                        ------------
                                                             499,170
                                                        ------------

RETAIL (SPECIALTY)--3.2%
1-800-Flowers.Com, Inc.(b)..............        39,800       590,632
Casey's General Stores, Inc.............        15,900       206,700
Circuit City Stores, Inc.--CarMax
Group(b)................................        15,400       245,784
Genesco, Inc.(b)........................           100         3,360
Group 1 Automotive, Inc.(b).............        17,400       515,040
Lithia Motors, Inc. Class A(b)..........         6,500       109,200
O'Reilly Automotive, Inc.(b)............        26,800       769,160
PETsMART, Inc.(b).......................       121,600       857,280
School Specialty, Inc.(b)...............         4,000       103,400

                                               SHARES      VALUE
                                              --------  ------------
RETAIL (SPECIALTY)--CONTINUED
Venator Group, Inc.(b)..................        58,700  $    898,110
                                                        ------------
                                                           4,298,666
                                                        ------------

RETAIL (SPECIALTY-APPAREL)--0.6%
American Eagle Outfitters, Inc.(b)......         2,800        98,672
Cato Corp. (The) Class A................         7,700       150,304
Charming Shoppes, Inc.(b)...............        16,700       100,200
Chico's FAS, Inc.(b)....................         4,500       133,875
Deb Shops, Inc..........................         1,200        22,524
Hot Topic, Inc.(b)......................         5,500       171,050
Urban Outfitters, Inc...................         3,800        40,812
Wet Seal, Inc. (The) Class A(b).........         1,100        38,071
                                                        ------------
                                                             755,508
                                                        ------------

SAVINGS & LOAN COMPANIES--5.0%
Capitol Federal Financial...............        83,500     1,614,055
CFS Bancorp, Inc........................         6,200        85,746
Connecticut Bancshares, Inc.............         2,400        62,832
First Niagara Financial Group, Inc......         1,500        23,295
First Republic Bank(b)..................           900        22,050
First Sentinel Bancorp, Inc.............        11,500       156,055
FirstFed Financial Corp.(b).............        20,700       616,860
Flagstar Bancorp, Inc...................         2,100        43,890
Flushing Financial Corp.................         9,000       215,190
Glacier Bancorp, Inc....................         1,100        20,900
Independence Community Bank Corp........        82,200     1,622,628
Net.B@nk, Inc.(b).......................        28,900       326,570
PFF Bancorp, Inc........................         2,500        62,500
Seacoast Financial Services Corp........        30,900       502,125
Staten Island Bancorp, Inc..............        49,400     1,375,790
United Community Financial Corp.........         3,400        29,580
                                                        ------------
                                                           6,780,066
                                                        ------------

SERVICES (ADVERTISING/MARKETING)--0.2%
Forrester Research, Inc.(b).............         6,700       151,353
Information Resources, Inc.(b)..........         8,300        85,822
                                                        ------------
                                                             237,175
                                                        ------------

SERVICES (COMMERCIAL & CONSUMER)--2.2%
aaiPharma, Inc.(b)......................         2,500        43,100
Aaron Rents, Inc........................         2,300        39,100
Bright Horizons Family Solutions,
Inc.(b).................................         4,000       125,600
Choice Hotels International, Inc.(b)....         9,600       144,000
Copart, Inc.(b).........................         6,700       195,975
Covanta Energy Corp.(b).................        19,100       352,586

8                      See Notes to Financial Statements

Phoenix-Zweig Appreciation Fund

                                               SHARES      VALUE
                                              --------  ------------
SERVICES (COMMERCIAL & CONSUMER)--CONTINUED
Education Management Corp.(b)...........         1,300  $     52,065
F.Y.I., Inc.(b).........................         2,900       118,900
FTI Consulting, Inc.(b).................         3,200        69,760
ITT Educational Services, Inc.(b).......         5,100       229,500
Pegasus Solutions, Inc.(b)..............         6,400        73,920
Regis Corp..............................        12,400       260,276
Right Management Consultants, Inc.(b)...         2,700        70,470
Stewart Enterprises, Inc. Class A.......        75,300       549,690
Superior Energy Services, Inc.(b).......        27,100       214,090
TeleTech Holdings, Inc.(b)..............        39,500       355,105
West Corp.(b)...........................         4,800       105,648
                                                        ------------
                                                           2,999,785
                                                        ------------

SERVICES (COMPUTER SYSTEMS)--1.7%
CACI International, Inc. Class A(b).....        24,800     1,165,600
Comdisco, Inc...........................       409,700       544,901
eFunds Corp.(b).........................        11,200       208,320
Ingram Micro, Inc. Class A(b)...........        13,800       199,962
MCSi, Inc.(b)...........................        12,900       195,435
                                                        ------------
                                                           2,314,218
                                                        ------------
SERVICES (DATA PROCESSING)--0.7%
Century Business Services, Inc.(b)......        18,400        99,360
Global Payments, Inc....................        27,600       830,760
                                                        ------------
                                                             930,120
                                                        ------------

SERVICES (EMPLOYMENT)--0.9%
Administaff, Inc.(b)....................        33,500       871,000
Resources Connection, Inc.(b)...........        13,800       356,592
                                                        ------------
                                                           1,227,592
                                                        ------------

SERVICES (FACILITIES & ENVIRONMENTAL)--0.1%
Wackenhut Corrections Corp.(b)..........        10,900       142,790

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.4%
Boston Communications Group, Inc.(b)....        32,300       465,120
Metro One Telecommunications, Inc.(b)...         1,400        90,818
                                                        ------------
                                                             555,938
                                                        ------------

TELECOMMUNICATIONS (LONG DISTANCE)--0.9%
General Communication, Inc. Class
A(b)....................................        96,600     1,168,860
ITC DeltaCom., Inc.(b)..................        13,400        53,600
                                                        ------------
                                                           1,222,460
                                                        ------------

                                               SHARES      VALUE
                                              --------  ------------

TEXTILES (APPAREL)--1.2%
Nautica Enterprises, Inc.(b)............        31,800  $    649,674
Phillips-Van Heusen Corp................           300         4,320
Polo Ralph Lauren Corp.(b)..............        10,700       276,060
Tommy Hilfiger Corp.(b).................        40,400       565,600
UniFirst Corp...........................         3,400        64,600
                                                        ------------
                                                           1,560,254
                                                        ------------

TEXTILES (HOME FURNISHINGS)--0.5%
Collins & Aikman Corp.(b)...............         1,000         6,200
Interface, Inc. Class A(b)..............        83,791       628,433
                                                        ------------
                                                             634,633
                                                        ------------

TRUCKERS --1.1%
Arnold Industries, Inc..................        18,700       362,032
Knight Transportation, Inc.(b)..........        14,550       299,003
Werner Enterprises, Inc.................        31,200       756,600
                                                        ------------
                                                           1,417,635
                                                        ------------
--------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $111,265,483)                           130,480,425
--------------------------------------------------------------------

FOREIGN COMMON STOCKS--1.7%

AIRLINES--0.0%
Linea Aerea Nacional Chile S.A. ADR
(Chile).................................           100           935

BANKS (MONEY CENTER)--0.2%
BBVA Banco Frances SA ADR (Argentina)...         9,300       230,640

BEVERAGES (NON-ALCOHOLIC)--0.4%
Cott Corp. (Canada)(b)..................        47,900       528,816

COMPUTERS (HARDWARE)--0.1%
RADWARE Ltd. (Israel)(b)................         4,500        81,225

ELECTRIC COMPANIES--0.1%
Huaneng Power International, Inc. ADR
(China).................................         3,536        85,288

GOLD & PRECIOUS METALS MINING--0.0%
Ashanti Goldfields Co. Ltd. GDR
(Ghana)(b)..............................        19,200        57,600

NATURAL GAS--0.0%
Transportadora de Gas del Sur SA ADR
(Argentina).............................         1,400         9,380

OIL & GAS (EXPLORATION & PRODUCTION)--0.2%
Gulf Indonesia Resources Ltd.
(Indonesia)(b)..........................        22,100       224,536

RETAIL (DISCOUNTERS)--0.0%
Grupo Elektra, SA de CV GDR (Mexico)....         2,000        19,020

                       See Notes to Financial Statements                       9

Phoenix-Zweig Appreciation Fund

                                               SHARES      VALUE
                                              --------  ------------
RETAIL (GENERAL MERCHANDISE)--0.0%
Controladora Comercial Mexicana SA de
C.V. (Mexico)...........................           300  $      5,520

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.5%
Tele Centro Oeste Celular Participacoes
SA ADR (Brazil).........................        80,400       695,460
TELECOMMUNICATIONS (LONG DISTANCE)--0.2%
KPNQwest NV Class C (Netherlands)(b)....        30,400       337,744
--------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,021,537)                               2,276,164
--------------------------------------------------------------------

UNIT INVESTMENT TRUSTS--0.5%
iShares S&P SmallCap 600 Index
Fund(b).................................         6,500       741,065
--------------------------------------------------------------------
TOTAL UNIT INVESTMENT TRUSTS
(IDENTIFIED COST $716,606)                                   741,065
--------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--98.9%
(IDENTIFIED COST $114,003,626)                           133,497,654
--------------------------------------------------------------------

                                            PAR
                                           VALUE
                                           (000)         VALUE
                                          -------  -----------------
SHORT-TERM OBLIGATIONS--1.5%

REPURCHASE AGREEMENT--1.5%
Morgan Stanley & Co., Inc.
repurchase agreement, 4.04%, dated
6/29/01, due 7/2/01, repurchase
price $1,983,668, collateralized by
a Fannie Mae Bond 6%, 4/1/31, market
value $2,032,892....................      $ 1,983  $       1,983,000
--------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,983,000)                               1,983,000
--------------------------------------------------------------------

TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $115,986,626)                           135,480,654(a)
Other assets and liabilities, net--(0.4%)                   (583,412)
                                                       -------------
NET ASSETS--100.0%                                     $ 134,897,242
                                                       =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $22,798,964 and gross depreciation of $3,453,672 for federal income tax purposes. At June 30, 2001, the aggregate cost of securities for federal income tax purposes was $116,135,362.
(b)  Non-income producing.

10                     See Notes to Financial Statements

Phoenix-Zweig Appreciation Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2001
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $115,986,626)                              $  135,480,654
Cash                                                                 424,289
Receivables
  Investment securities sold                                       9,589,086
  Dividends and interest                                             101,971
  Fund shares sold                                                    66,710
Prepaid expenses                                                      10,108
                                                              --------------
    Total assets                                                 145,672,818
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                 10,271,122
  Fund shares repurchased                                            185,014
  Investment advisory fee                                            108,847
  Distribution fee                                                    64,115
  Transfer agent fee                                                  58,974
  Financial agent fee                                                  6,704
  Payable to Advisor                                                   6,410
  Trustees' fee                                                        1,289
Accrued expenses                                                      73,101
                                                              --------------
    Total liabilities                                             10,775,576
                                                              --------------
NET ASSETS                                                    $  134,897,242
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  114,838,630
Undistributed net investment loss                                   (377,109)
Accumulated net realized gain                                        941,693
Net unrealized appreciation                                       19,494,028
                                                              --------------
NET ASSETS                                                    $  134,897,242
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $78,022,189)                 7,079,199
Net asset value per share                                             $11.02
Offering price per share $11.02/(1-5.75%)                             $11.69
CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $12,904,789)                 1,198,411
Net asset value and offering price per share                          $10.77
CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $42,950,072)                 3,992,408
Net asset value and offering price per share                          $10.76
CLASS I
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $1,020,192)                     90,482
Net asset value and offering price per share                          $11.28

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2001
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $      875,999
Interest                                                             132,970
Foreign taxes withheld                                                  (892)
                                                              --------------
    Total investment income                                        1,008,077
                                                              --------------
EXPENSES
Investment advisory fee                                              656,978
Distribution fee, Class A                                            113,281
Distribution fee, Class B                                             62,633
Distribution fee, Class C                                            211,898
Financial agent fee                                                   42,117
Transfer agent                                                       147,197
Custodian                                                             51,477
Printing                                                              23,902
Professional                                                          18,253
Registration                                                          15,161
Trustees                                                               5,533
Miscellaneous                                                         10,228
                                                              --------------
    Total expenses                                                 1,358,658
                                                              --------------
NET INVESTMENT LOSS                                                 (350,581)
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                    3,169,447
Net realized gain on futures contracts                               219,456
Net change in unrealized appreciation (depreciation) on
  investments                                                      3,486,212
                                                              --------------
NET GAIN ON INVESTMENTS                                            6,875,115
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $    6,524,534
                                                              ==============

                       See Notes to Financial Statements                      11

Phoenix-Zweig Appreciation Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            6/30/01      Year Ended
                                          (Unaudited)     12/31/00
                                          ------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $   (350,581) $  1,226,801
  Net realized gain (loss)                   3,388,903     7,884,845
  Net change in unrealized appreciation
    (depreciation)                           3,486,212    (6,463,343)
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                6,524,534     2,648,303
                                          ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                    --      (393,858)
  Net investment income, Class B                    --       (26,816)
  Net investment income, Class C                    --       (91,291)
  Net investment income, Class I                    --        (5,884)
  Net realized gains, Class A                       --    (9,918,008)
  Net realized gains, Class B                       --    (1,709,752)
  Net realized gains, Class C                       --    (5,977,502)
  Net realized gains, Class I                       --      (114,259)
  In excess of net investment income,
    Class A                                         --      (458,054)
  In excess of net investment income,
    Class B                                         --       (31,187)
  In excess of net investment income,
    Class C                                         --      (106,171)
  In excess of net investment income,
    Class I                                         --        (6,842)
  In excess of net realized gains, Class
    A                                               --    (1,045,587)
  In excess of net realized gains, Class
    B                                               --      (180,247)
  In excess of net realized gains, Class
    C                                               --      (630,166)
  In excess of net realized gains, Class
    I                                               --       (12,045)
                                          ------------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                   --   (20,707,669)
                                          ------------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (249,491
    and 2,117,026 shares, respectively)      2,596,085    25,248,717
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 1,030,789 shares,
    respectively)                                   --    10,476,857
  Cost of shares repurchased (892,151
    and 5,971,345 shares, respectively)     (9,138,767)  (71,484,285)
                                          ------------  ------------
Total                                       (6,542,682)  (35,758,711)
                                          ------------  ------------
CLASS B
  Proceeds from sales of shares (32,365
    and 164,293 shares, respectively)          326,225     1,957,091
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 183,597 shares, respectively)            --     1,822,012
  Cost of shares repurchased (149,826
    and 686,145 shares, respectively)       (1,510,360)   (8,043,204)
                                          ------------  ------------
Total                                       (1,184,135)   (4,264,101)
                                          ------------  ------------
CLASS C
  Proceeds from sales of shares (41,295
    and 72,864 shares, respectively)           422,875       842,387
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 631,121 shares, respectively)            --     6,257,161
  Cost of shares repurchased (566,286
    and 3,748,749 shares, respectively)     (5,695,243)  (43,877,029)
                                          ------------  ------------
Total                                       (5,272,368)  (36,777,481)
                                          ------------  ------------
CLASS I
  Proceeds from sales of shares (2,063
    and 1,087 shares, respectively)             21,733        12,975
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 13,382 shares, respectively)             --       139,030
  Cost of shares repurchased (3,940 and
    78,049 shares, respectively)               (42,013)     (951,853)
                                          ------------  ------------
Total                                          (20,280)     (799,848)
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                     (13,019,465)  (77,600,141)
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS     (6,494,931)  (95,659,507)
NET ASSETS
  Beginning of period                      141,392,173   237,051,680
                                          ------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT LOSS AND
    DISTRIBUTIONS IN EXCESS OF NET
    INVESTMENT INCOME OF ($377,109) AND
    ($26,528), RESPECTIVELY]              $134,897,242  $141,392,173
                                          ============  ============

12                     See Notes to Financial Statements

Phoenix-Zweig Appreciation Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS A
                                         -------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                     YEAR ENDED DECEMBER 31
                                           6/30/01           -----------------------------------------
                                         (UNAUDITED)            2000             1999             1998
Net asset value, beginning of
  period                                   $ 10.45           $ 11.99         $  16.21         $  18.27
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)                  --              0.12(4)          0.11(4)          0.07
  Net realized and unrealized
    gain (loss)                               0.57              0.05            (0.51)           (0.32)
                                           -------           -------         --------         --------
      TOTAL FROM INVESTMENT
        OPERATIONS                            0.57              0.17            (0.40)           (0.25)
                                           -------           -------         --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                      --             (0.05)           (0.12)           (0.07)
  Dividends from net realized
    gains                                       --             (1.45)           (3.70)           (1.74)
  In excess of net investment
    income                                      --             (0.06)              --               --
  In excess of net realized
    gains                                       --             (0.15)              --               --
                                           -------           -------         --------         --------
      TOTAL DISTRIBUTIONS                       --             (1.71)           (3.82)           (1.81)
                                           -------           -------         --------         --------
Change in net asset value                     0.57             (1.54)           (4.22)           (2.06)
                                           -------           -------         --------         --------
NET ASSET VALUE, END OF PERIOD             $ 11.02           $ 10.45         $  11.99         $  16.21
                                           =======           =======         ========         ========
Total return(1)                               5.55%(3)          1.99%          (1.80)%          (0.97)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                              $78,022           $80,690         $126,461         $240,900

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          1.78%(2)          1.72%           1.58%            1.52%
  Net investment income                      (0.24)%(2)         0.99%           0.74%            0.34%
Portfolio turnover                             133%(3)           265%             92%             117%

                                           CLASS A
                                  -------------------------

                                   YEAR ENDED DECEMBER 31
                                  -------------------------
                                      1997             1996
Net asset value, beginning of
  period                          $  15.90         $  15.91
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)        0.10             0.17
  Net realized and unrealized
    gain (loss)                       3.67             2.25
                                  --------         --------
      TOTAL FROM INVESTMENT
        OPERATIONS                    3.77             2.42
                                  --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                           (0.09)           (0.17)
  Dividends from net realized
    gains                            (1.31)           (2.26)
  In excess of net investment
    income                              --               --
  In excess of net realized
    gains                               --               --
                                  --------         --------
      TOTAL DISTRIBUTIONS            (1.40)           (2.43)
                                  --------         --------
Change in net asset value             2.37            (0.01)
                                  --------         --------
NET ASSET VALUE, END OF PERIOD    $  18.27         $  15.90
                                  ========         ========
Total return(1)                      23.83%           15.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                     $293,809         $275,935
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                  1.52%            1.62%
  Net investment income               0.61%            1.03%
Portfolio turnover                      77%              88%

                                                                            CLASS B
                                         ------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                              YEAR ENDED DECEMBER 31
                                           6/30/01           ----------------------------------------------------------
                                         (UNAUDITED)            2000             1999             1998             1997
Net asset value, beginning of
  period                                   $ 10.24           $ 11.80         $  16.02         $  18.13         $  15.82
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)               (0.05)             0.03(4)          0.01(4)         (0.06)           (0.02)
  Net realized and unrealized
    gain (loss)                               0.58              0.05            (0.51)           (0.31)            3.64
                                           -------           -------         --------         --------         --------
      TOTAL FROM INVESTMENT
        OPERATIONS                            0.53              0.08            (0.50)           (0.37)            3.62
                                           -------           -------         --------         --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                      --             (0.02)           (0.02)              --               --
  Dividends from net realized
    gains                                       --             (1.45)           (3.70)           (1.74)           (1.31)
  In excess of net investment
    income                                      --             (0.02)              --               --               --
  In excess of net realized
    gains                                       --             (0.15)              --               --               --
                                           -------           -------         --------         --------         --------
      TOTAL DISTRIBUTIONS                       --             (1.64)           (3.72)           (1.74)           (1.31)
                                           -------           -------         --------         --------         --------
Change in net asset value                     0.53             (1.56)           (4.22)           (2.11)            2.31
                                           -------           -------         --------         --------         --------
NET ASSET VALUE, END OF PERIOD             $ 10.77           $ 10.24         $  11.80         $  16.02         $  18.13
                                           =======           =======         ========         ========         ========
Total return(1)                               5.18%(3)          1.23%          (2.45)%          (1.66)%          22.97%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                              $12,905           $13,481          $19,523          $30,370          $22,122

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          2.48%(2)          2.42%           2.27%            2.22%            2.22%
  Net investment income                      (0.94)%(2)         0.29%           0.08%           (0.36)%          (0.09)%
Portfolio turnover                             133%(3)           265%             92%             117%              77%

                                   CLASS B
                                  ---------
                                    FROM
                                  INCEPTION
                                  4/8/96 TO
                                  12/31/96
Net asset value, beginning of
  period                          $  16.34
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)        0.03
  Net realized and unrealized
    gain (loss)                       1.74
                                  --------
      TOTAL FROM INVESTMENT
        OPERATIONS                    1.77
                                  --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                           (0.03)
  Dividends from net realized
    gains                            (2.26)
  In excess of net investment
    income                              --
  In excess of net realized
    gains                               --
                                  --------
      TOTAL DISTRIBUTIONS            (2.29)
                                  --------
Change in net asset value            (0.52)
                                  --------
NET ASSET VALUE, END OF PERIOD    $  15.82
                                  ========
Total return(1)                      11.01%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                       $8,350
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                  2.32%(2)
  Net investment income               0.33%(2)
Portfolio turnover                      88%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.

                       See Notes to Financial Statements                      13

Phoenix-Zweig Appreciation Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                   CLASS C
                                         ------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                     YEAR ENDED DECEMBER 31
                                           6/30/01           ----------------------------------------
                                         (UNAUDITED)            2000            1999             1998
Net asset value, beginning of
  period                                   $ 10.23           $ 11.79         $ 15.99         $  18.10
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)               (0.07)             0.04(4)           --(4)         (0.07)
  Net realized and unrealized
    gain (loss)                               0.60              0.04           (0.50)           (0.30)
                                           -------           -------         -------         --------
      TOTAL FROM INVESTMENT
        OPERATIONS                            0.53              0.08           (0.50)           (0.37)
                                           -------           -------         -------         --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                      --             (0.02)             --               --
  Dividends from net realized
    gains                                       --             (1.45)          (3.70)           (1.74)
  In excess of net investment
    income                                      --             (0.02)             --               --
  In excess of net realized
    gains                                       --             (0.15)             --               --
                                           -------           -------         -------         --------
      TOTAL DISTRIBUTIONS                       --             (1.64)          (3.70)           (1.74)
                                           -------           -------         -------         --------
Change in net asset value                     0.53             (1.56)          (4.20)           (2.11)
                                           -------           -------         -------         --------
NET ASSET VALUE, END OF PERIOD             $ 10.76           $ 10.23         $ 11.79         $  15.99
                                           =======           =======         =======         ========
Total return(1)                               5.18%(3)          1.22%         (2.49)%          (1.67)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                              $42,950           $46,235         $89,165         $201,789

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          2.48%(2)          2.42%          2.28%            2.22%
  Net investment income                      (0.94)%(2)         0.32%          0.02%           (0.36)%
Portfolio turnover                             133%(3)           265%            92%             117%

                                           CLASS C
                                  -------------------------

                                   YEAR ENDED DECEMBER 31
                                  -------------------------
                                      1997             1996
Net asset value, beginning of
  period                          $  15.79         $  15.83
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)       (0.02)            0.06
  Net realized and unrealized
    gain (loss)                       3.64             2.22
                                  --------         --------
      TOTAL FROM INVESTMENT
        OPERATIONS                    3.62             2.28
                                  --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                              --            (0.06)
  Dividends from net realized
    gains                            (1.31)           (2.26)
  In excess of net investment
    income                              --               --
  In excess of net realized
    gains                               --               --
                                  --------         --------
      TOTAL DISTRIBUTIONS            (1.31)           (2.32)
                                  --------         --------
Change in net asset value             2.31            (0.04)
                                  --------         --------
NET ASSET VALUE, END OF PERIOD    $  18.10         $  15.79
                                  ========         ========
Total return(1)                     23.01%            14.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                     $248,584         $218,714
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                 2.22%             2.32%
  Net investment income             (0.09)%            0.33%
Portfolio turnover                     77%               88%

                                                                            CLASS I
                                         -----------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                             YEAR ENDED DECEMBER 31
                                           6/30/01           ---------------------------------------------------------
                                         (UNAUDITED)            2000            1999             1998             1997
Net asset value, beginning of
  period                                   $ 10.67           $ 12.21         $ 16.43         $  18.46         $  16.04
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)                0.01              0.16(4)         0.17(4)          0.09             0.15
  Net realized and unrealized
    gain (loss)                               0.60              0.04           (0.52)           (0.29)            3.71
                                           -------           -------         -------         --------         --------
      TOTAL FROM INVESTMENT
        OPERATIONS                            0.61              0.20           (0.35)           (0.20)            3.86
                                           -------           -------         -------         --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                      --             (0.06)          (0.17)           (0.09)           (0.13)
  Dividends from net realized
    gains                                       --             (1.45)          (3.70)           (1.74)           (1.31)
  In excess of net investment
    income                                      --             (0.08)             --               --               --
  In excess of net realized
    gains                                       --             (0.15)             --               --               --
                                           -------           -------         -------         --------         --------
      TOTAL DISTRIBUTIONS                       --             (1.74)          (3.87)           (1.83)           (1.44)
                                           -------           -------         -------         --------         --------
Change in net asset value                     0.61             (1.54)          (4.22)           (2.03)            2.42
                                           -------           -------         -------         --------         --------
NET ASSET VALUE, END OF PERIOD             $ 11.28           $ 10.67         $ 12.21         $  16.43         $  18.46
                                           =======           =======         =======         ========         ========
Total return(1)                               5.72%(3)          2.23%         (1.45)%          (0.67)%           24.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                               $1,020              $986          $1,903           $2,760           $2,735

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          1.48%(2)          1.44%          1.27%            1.22%             1.22%
  Net investment income                       0.05%(2)          1.35%          1.14%            0.64%             0.91%
Portfolio turnover                             133%(3)           265%            92%             117%               77%

                                   CLASS I
                                  ----------
                                     FROM
                                  INCEPTION
                                  11/1/96 TO
                                   12/31/96
Net asset value, beginning of
  period                           $  17.28
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)         0.04
  Net realized and unrealized
    gain (loss)                        1.02
                                   --------
      TOTAL FROM INVESTMENT
        OPERATIONS                     1.06
                                   --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                            (0.04)
  Dividends from net realized
    gains                             (2.26)
  In excess of net investment
    income                               --
  In excess of net realized
    gains                                --
                                   --------
      TOTAL DISTRIBUTIONS             (2.30)
                                   --------
Change in net asset value             (1.24)
                                   --------
NET ASSET VALUE, END OF PERIOD     $  16.04
                                   ========
Total return(1)                        6.30%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                        $2,202
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                   1.32%(2)
  Net investment income                1.33%(2)
Portfolio turnover                       88%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.

14                     See Notes to Financial Statements

PHOENIX-ZWEIG GOVERNMENT CASH FUND

                          INVESTMENTS AT JUNE 30, 2001
                                  (UNAUDITED)

   FACE
  VALUE                                                   DISCOUNT   MATURITY
  (000)                   DESCRIPTION                       RATE       DATE         VALUE
 --------                 -----------                     ---------  ---------  --------------
 FEDERAL AGENCY SECURITIES--81.3%
 $10,000    Freddie Mac Discount Note...................    3.91%      7/3/01   $   9,997,828
  15,000    FHLB Discount Corp..........................    4.57       7/5/01      14,992,383
   5,000    Fannie Mae Discount Note....................    5.07       7/5/01       4,997,183
   5,000    FHLB Discount Corp..........................    4.50       7/6/01       4,996,875
   5,000    Fannie Mae Discount Note....................    5.21      7/12/01       4,992,040
   8,000    Freddie Mac Discount Note...................    4.51      7/12/01       7,988,976
  10,000    Fannie Mae Discount Note....................    3.81      7/18/01       9,982,008
  10,000    FHLB Disount Corp...........................    4.12      7/27/01       9,970,245
   5,000    FFCS Discount Note..........................    3.82      7/31/01       4,984,083
   5,000    FFCS Discount Note..........................    4.79       8/2/01       4,978,711
   5,000    Fannie Mae Discount Note....................    4.70       8/3/01       4,978,458
  10,000    Fannie Mae Discount Note....................    3.83       8/9/01       9,958,508
  10,000    Freddie Mac Discount Note...................    3.87       8/9/01       9,958,075
  10,000    Fannie Mae Discount Note....................    3.73      8/16/01       9,952,339
   5,000    Freddie Mac Discount Note...................    5.00      8/16/01       4,968,056
   5,000    Fannie Mae Discount Note....................    3.87       9/6/01       4,963,988
  10,000    Fannie Mae Discount Note....................    4.10       9/6/01       9,923,694
  10,000    Freddie Mac Discount Note...................    3.68      9/13/01       9,924,356
  10,000    Freddie Mac Discount Note...................    4.63      9/13/01       9,904,828
  10,000    Fannie Mae Discount Note....................    3.86      9/20/01       9,913,150
  10,000    Fannie Mae Discount Note....................    4.26      10/4/01       9,887,583
   4,000    Fannie Mae Discount Note....................    4.65      10/5/01       3,950,400
   5,000    Freddie Mac Discount Note...................    3.73     10/29/01       4,937,833
  FACE
  VALUE                                                   DISCOUNT   MATURITY
  (000)                   DESCRIPTION                       RATE       DATE         VALUE
 --------                 -----------                     ---------  ---------  --------------
 FEDERAL AGENCY SECURITIES--CONTINUED
 $ 5,000    Fannie Mae Discount Note....................    4.56%     11/2/01   $   4,921,467
  10,000    Freddie Mac Discount Note...................    3.67      12/6/01       9,838,928
   5,000    Fannie Mae Discount Note....................    3.70     12/14/01       4,914,695
   5,000    Freddie Mac Discount Note...................    3.85     12/14/01       4,911,236
   5,000    Freddie Mac Discount Note...................    3.86      1/31/02       4,885,272
 ---------------------------------------------------------------------------------------------
 TOTAL FEDERAL AGENCY SECURITIES                                                  210,573,198
 ---------------------------------------------------------------------------------------------

                                                          INTEREST
                                                            RATE
                                                          ---------
 REPURCHASE AGREEMENT--16.5%
  42,791    Morgan Stanley & Co., Inc. repurchase
            agreement, 4.04%, dated 6/29/01, due 7/2/01,
            repurchase price $42,805,406, collateralized
            by Fannie Mae Bonds 5.50% to 10%, 12/1/14 to
            6/1/31, market value $44,201,190............
                                                            4.04       7/2/01      42,791,000
 ---------------------------------------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENT                                                        42,791,000
 ---------------------------------------------------------------------------------------------

TOTAL INVESTMENTS--97.8%
(IDENTIFIED COST $253,364,198)                                                     253,364,198(a)
Other assets and liabilities, net--2.2%                                              5,621,499
                                                                                --------------
NET ASSETS--100.0%                                                              $  258,985,697
                                                                                ==============

(a) Federal Income Tax Information: At June 30, 2001, the aggregate cost of securities was the same for book and tax purposes.

                       See Notes to Financial Statements                      15

Phoenix-Zweig Government Cash Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2001
                                  (UNAUDITED)

ASSETS
Investment securities at value,
  exclusive of repurchase agreements
  (Identified cost $210,573,198)                              $  210,573,198
Repurchase agreements, at value
  (Identified cost $42,791,000)                                   42,791,000
Cash                                                                     613
Receivables
  Fund shares sold                                                16,459,709
  Interest                                                             9,604
  Prepaid expenses                                                    18,981
                                                              --------------
    Total assets                                                 269,853,105
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                         10,539,979
  Dividend distributions                                             200,092
  Investment advisory fee                                             39,362
  Distribution fee                                                    23,175
  Transfer agent fee                                                  12,864
  Financial agent fee                                                  5,639
  Trustees' fee                                                        1,289
Accrued expenses                                                      45,008
                                                              --------------
    Total liabilities                                             10,867,408
                                                              --------------
NET ASSETS                                                    $  258,985,697
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  258,985,697
                                                              --------------
NET ASSETS                                                    $  258,985,697
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $4,753,947)                  4,753,947
Net asset value and offering price per share                           $1.00
CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $4,370,965)                  4,370,965
Net asset value and offering price per share                           $1.00
CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $3,510,589)                  3,510,589
Net asset value and offering price per share                           $1.00
CLASS I
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $2,448,383)                  2,448,383
Net asset value and offering price per share                           $1.00
CLASS M
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $243,901,813)              243,901,813
Net asset value and offering price per share                           $1.00

                            STATEMENT OF OPERATIONS
                         SIX-MONTHS ENDED JUNE 30, 2001
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $    6,596,386
                                                              --------------
    Total investment income                                        6,596,386
                                                              --------------
EXPENSES
Investment advisory fee                                              632,816
Distribution fee, Class A                                              6,427
Distribution fee, Class B                                             22,215
Distribution fee, Class C                                              5,144
Distribution fee, Class M                                            109,998
Financial agent fee                                                   33,672
Transfer agent                                                        40,946
Registration                                                          30,626
Professional                                                          23,415
Custodian                                                             20,162
Printing                                                              10,189
Trustees                                                               8,856
Miscellaneous                                                         13,628
                                                              --------------
    Total expenses                                                   958,094
    Less expenses borne by investment adviser                       (409,709)
                                                              --------------
    Net expenses                                                     548,385
                                                              --------------
NET INVESTMENT INCOME                                         $    6,048,001
                                                              ==============

16                     See Notes to Financial Statements

Phoenix-Zweig Government Cash Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                            Six Months
                                               Ended
                                              6/30/01        Year Ended
                                            (Unaudited)       12/31/00
                                          ---------------  ---------------
FROM OPERATIONS
  Net investment income (loss)            $     6,048,001  $    12,586,924
                                          ---------------  ---------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                   6,048,001       12,586,924
                                          ---------------  ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                  (97,095)        (371,436)
  Net investment income, Class B                  (85,760)        (214,851)
  Net investment income, Class C                  (78,467)        (230,032)
  Net investment income, Class I                  (52,821)        (173,221)
  Net investment income, Class M               (5,733,858)     (11,597,384)
                                          ---------------  ---------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS              (6,048,001)     (12,586,924)
                                          ---------------  ---------------
FROM SHARE TRANSACTIONS
CLASS A
    Proceeds from sales of shares
     (5,713,463 and 95,106,540 shares,
     respectively)                              5,713,463       95,106,540
    Net asset value of shares issued
     from reinvestment of distributions
      (91,140 and 262,179 shares,
     respectively)                                 91,140          262,179
    Cost of shares repurchased
     (5,323,822 and 97,205,600 shares,
     respectively)                             (5,323,822)     (97,205,600)
                                          ---------------  ---------------
Total                                             480,781       (1,836,881)
                                          ---------------  ---------------
CLASS B
    Proceeds from sales of shares
     (308,435 and 2,460,282 shares,
     respectively)                                308,435        2,460,282
    Net asset value of shares issued
     from reinvestment of distributions
      (63,393 and 171,753 shares,
     respectively)                                 63,393          171,753
    Cost of shares repurchased (662,296
     and 2,620,918 shares, respectively)         (662,296)      (2,620,918)
                                          ---------------  ---------------
Total                                            (290,468)          11,117
                                          ---------------  ---------------
CLASS C
    Proceeds from sales of shares
     (2,715,964 and 7,042,202 shares,
     respectively)                              2,715,964        7,042,202
    Net asset value of shares issued
     from reinvestment of distributions
      (70,913 and 209,112 shares,
     respectively)                                 70,913          209,112
    Cost of shares repurchased
     (3,162,651 and 9,347,341 shares,
     respectively)                             (3,162,651)      (9,347,341)
                                          ---------------  ---------------
Total                                            (375,774)      (2,096,027)
                                          ---------------  ---------------
CLASS I
    Proceeds from sales of shares
     (1,048,000 and 4,606,895 shares,
     respectively)                              1,048,000        4,606,895
    Net asset value of shares issued
     from reinvestment of distributions
      (52,820 and 173,221 shares,
     respectively)                                 52,820          173,221
    Cost of shares repurchased
     (1,823,000 and 3,755,358 shares,
     respectively)                             (1,823,000)      (3,755,358)
                                          ---------------  ---------------
Total                                            (722,180)       1,024,758
                                          ---------------  ---------------
CLASS M
    Proceeds from sales of shares
     (684,088,141 and 1,118,559,864
     shares, respectively)                    684,088,141    1,118,559,864
    Net asset value of shares issued
     from reinvestment of distributions
      (4,163,593 and 9,336,253 shares,
     respectively)                              4,163,593        9,336,253
    Cost of shares repurchased
     (691,613,579 and 1,026,946,816
     shares, respectively)                   (691,613,579)  (1,026,946,816)
                                          ---------------  ---------------
Total                                          (3,361,845)     100,949,301
                                          ---------------  ---------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                         (4,269,486)      98,052,268
                                          ---------------  ---------------
  NET INCREASE (DECREASE) IN NET ASSETS        (4,269,486)      98,052,268
NET ASSETS
    Beginning of period                       263,255,183      165,202,915
                                          ---------------  ---------------
    END OF PERIOD                         $   258,985,697  $   263,255,183
                                          ===============  ===============

                       See Notes to Financial Statements                      17

Phoenix-Zweig Government Cash Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                             CLASS A
                                       ------------------------------------------------------------------------------------
                                       SIX MONTHS
                                          ENDED                                YEAR ENDED DECEMBER 31
                                         6/30/01          -----------------------------------------------------------------
                                       (UNAUDITED)         2000          1999          1998          1997            1996
Net asset value, beginning of
  period                                 $ 1.00           $ 1.00        $ 1.00        $ 1.00        $ 1.00          $ 1.00
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income                    0.02             0.06          0.04          0.05          0.05            0.05
                                         ------           ------        ------        ------        ------          ------
      TOTAL FROM INVESTMENT
        OPERATIONS                         0.02             0.06          0.04          0.05          0.05            0.05
                                         ------           ------        ------        ------        ------          ------
LESS DISTRIBUTIONS
  Dividends from net
    investment income                     (0.02)           (0.06)        (0.04)        (0.05)        (0.05)          (0.05)
                                         ------           ------        ------        ------        ------          ------
Change in net asset value                    --               --            --            --            --              --
                                         ------           ------        ------        ------        ------          ------
NET ASSET VALUE, END OF PERIOD           $ 1.00           $ 1.00        $ 1.00        $ 1.00        $ 1.00          $ 1.00
                                         ======           ======        ======        ======        ======          ======
Total return(1)                            2.25%(3)         5.70%         4.52%         4.91%         4.97%           4.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                            $4,754           $4,273        $6,110        $8,290        $2,472          $3,360

RATIO TO AVERAGE NET ASSETS
  OF:
  Operating expenses(4)                    0.65%(2)         0.65%         0.65%         0.65%         0.65%           0.65%
  Net investment income                    4.53%(2)         5.62%         4.41%         4.75%         4.85%           4.73%

                                                                              CLASS B
                                       -------------------------------------------------------------------------------------
                                       SIX MONTHS                                                                    FROM
                                          ENDED                        YEAR ENDED DECEMBER 31                      INCEPTION
                                         6/30/01          ------------------------------------------------         4/8/96 TO
                                       (UNAUDITED)         2000          1999          1998          1997          12/31/96
Net asset value, beginning of
  period                                 $ 1.00           $ 1.00        $ 1.00        $ 1.00        $ 1.00          $ 1.00
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income                    0.02             0.05          0.04          0.04          0.04            0.03
                                         ------           ------        ------        ------        ------          ------
      TOTAL FROM INVESTMENT
        OPERATIONS                         0.02             0.05          0.04          0.04          0.04            0.03
                                         ------           ------        ------        ------        ------          ------
LESS DISTRIBUTIONS
  Dividends from net
    investment income                     (0.02)           (0.05)        (0.04)        (0.04)        (0.04)          (0.03)
                                         ------           ------        ------        ------        ------          ------
Change in net asset value                    --               --            --            --            --              --
                                         ------           ------        ------        ------        ------          ------
NET ASSET VALUE, END OF PERIOD           $ 1.00           $ 1.00        $ 1.00        $ 1.00        $ 1.00          $ 1.00
                                         ======           ======        ======        ======        ======          ======
Total return(1)                            1.90%(3)         4.98%         3.80%         4.18%         4.24%           3.03%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                            $4,371           $4,661        $4,650        $1,738          $336             $33

RATIO TO AVERAGE NET ASSETS
  OF:
  Operating expenses(5)                    1.35%(2)         1.35%         1.35%         1.35%         1.35%           1.35%(2)
  Net investment income                    3.86%(2)         4.96%         3.80%         3.97%         4.15%           4.03%(2)

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.51%, 1.20%, 1.09%, 1.30%, 1.74% and 1.31% for the periods ended June 30, 2001,
     December 31, 2000, 1999, 1998, 1997, and 1996, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.08%, 1.99%, 2.51%, 3.70%, 7.49% and 1.95% for the periods ended June 30, 2001,
     December 31, 2000, 1999, 1998, 1997 and 1996, respectively.

18                     See Notes to Financial Statements

Phoenix-Zweig Government Cash Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                             CLASS C
                                       ------------------------------------------------------------------------------------
                                       SIX MONTHS
                                          ENDED                                YEAR ENDED DECEMBER 31
                                         6/30/01          -----------------------------------------------------------------
                                       (UNAUDITED)         2000          1999          1998          1997            1996
Net asset value, beginning of
  period                                 $ 1.00           $ 1.00        $ 1.00        $ 1.00        $ 1.00          $ 1.00
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income                    0.02             0.06          0.04          0.05          0.05            0.05
                                         ------           ------        ------        ------        ------          ------
      TOTAL FROM INVESTMENT
        OPERATIONS                         0.02             0.06          0.04          0.05          0.05            0.05
                                         ------           ------        ------        ------        ------          ------
LESS DISTRIBUTIONS
  Dividends from net
    investment income                     (0.02)           (0.06)        (0.04)        (0.05)        (0.05)          (0.05)
                                         ------           ------        ------        ------        ------          ------
Change in net asset value                    --               --            --            --            --              --
                                         ------           ------        ------        ------        ------          ------
NET ASSET VALUE, END OF PERIOD           $ 1.00           $ 1.00        $ 1.00        $ 1.00        $ 1.00          $ 1.00
                                         ======           ======        ======        ======        ======          ======
Total return(1)                            2.25%(3)         5.70%         4.52%         4.91%         4.97%           4.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                            $3,511           $3,886        $5,982        $6,624        $2,661          $4,535

RATIO TO AVERAGE NET ASSETS
  OF:
  Operating expenses(4)                    0.65%(2)         0.65%         0.65%         0.65%         0.65%           0.65%
  Net investment income                    4.58%(2)         5.64%         4.43%         4.73%         4.85%           4.73%

                                                                              CLASS I
                                       --------------------------------------------------------------------------------------
                                       SIX MONTHS                                                                     FROM
                                          ENDED                        YEAR ENDED DECEMBER 31                      INCEPTION
                                         6/30/01          ------------------------------------------------         11/1/96 TO
                                       (UNAUDITED)         2000          1999          1998          1997           12/31/96
Net asset value, beginning of
  period                                 $ 1.00           $ 1.00        $ 1.00        $ 1.00        $ 1.00           $ 1.00
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income                    0.02             0.06          0.05          0.05          0.05             0.01
                                         ------           ------        ------        ------        ------           ------
      TOTAL FROM INVESTMENT
        OPERATIONS                         0.02             0.06          0.05          0.05          0.05             0.01
                                         ------           ------        ------        ------        ------           ------
LESS DISTRIBUTIONS
  Dividends from net
    investment income                     (0.02)           (0.06)        (0.05)        (0.05)        (0.05)           (0.01)
                                         ------           ------        ------        ------        ------           ------
Change in net asset value                    --               --            --            --            --               --
                                         ------           ------        ------        ------        ------           ------
NET ASSET VALUE, END OF PERIOD           $ 1.00           $ 1.00        $ 1.00        $ 1.00        $ 1.00           $ 1.00
                                         ======           ======        ======        ======        ======           ======
Total return(1)                            2.40%(3)         6.01%         4.83%         5.23%         5.28%            0.80%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                            $2,448           $3,171        $2,146        $2,884          $100           $1,401

RATIO TO AVERAGE NET ASSETS
  OF:
  Operating expenses(5)                    0.35%(2)         0.35%         0.35%         0.35%         0.35%            0.35%(2)
  Net investment income                    4.77%(2)         5.94%         4.73%         5.15%         5.15%            5.03%(2)

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.76%, 1.31%, 1.35%, 1.38%, 1.65% and 1.25% for the periods ended June 30, 2001,
     December 31, 2000, 1999, 1998, 1997, and 1996, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.22%, 1.14%, 0.67%, 1.47%, 0.82% and 0.73% for the periods ended June 30, 2001,
     December 31, 2000, 1999, 1998, 1997 and 1996, respectively.

                       See Notes to Financial Statements                      19

Phoenix-Zweig Government Cash Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS M
                                       -----------------------------------------------------------------------------------------
                                       SIX MONTHS
                                          ENDED                                   YEAR ENDED DECEMBER 31
                                         6/30/01          ----------------------------------------------------------------------
                                       (UNAUDITED)          2000            1999           1998           1997            1996
Net asset value, beginning of
  period                                 $ 1.00           $   1.00        $   1.00        $  1.00        $  1.00         $  1.00
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income                    0.02               0.06            0.05           0.05           0.05            0.05
                                         ------           --------        --------        -------        -------         -------
      TOTAL FROM INVESTMENT
        OPERATIONS                         0.02               0.06            0.05           0.05           0.05            0.05
                                         ------           --------        --------        -------        -------         -------
LESS DISTRIBUTIONS
  Dividends from net
    investment income                     (0.02)             (0.06)          (0.05)         (0.05)         (0.05)          (0.05)
                                         ------           --------        --------        -------        -------         -------
Change in net asset value                    --                 --              --             --             --              --
                                         ------           --------        --------        -------        -------         -------
NET ASSET VALUE, END OF PERIOD           $ 1.00           $   1.00        $   1.00        $  1.00        $  1.00         $  1.00
                                         ======           ========        ========        =======        =======         =======
Total return(1)                            2.37%(4)           5.95%           4.77%          5.16%          5.22%           5.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                          $243,902           $247,264        $146,314        $75,264        $56,599         $45,271

RATIO TO AVERAGE NET ASSETS
  OF:
  Operating expenses(2)                    0.41%(3)           0.41%           0.41%          0.41%          0.41%           0.40%
  Net investment income                    4.80%(3)           5.93%           4.71%          5.01%          5.09%           4.98%

(1)  Maximum sales charge is not reflected in total return calculation.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.70%, 0.67%, 0.66%, 0.69%, 0.73% and 0.72% for the periods ended June 30, 2001,
     December 31, 2000, 1999, 1998, 1997, and 1996, respectively.
(3)  Annualized.
(4)  Not annualized.

20                     See Notes to Financial Statements

PHOENIX-ZWEIG GOVERNMENT FUND

                          INVESTMENTS AT JUNE 30, 2001
                                  (UNAUDITED)

                                           STANDARD    PAR
                                           & POOR'S   VALUE
                                            RATING    (000)      VALUE
                                           ---------  ------  -----------
U.S. GOVERNMENT SECURITIES--63.8%

U.S. TREASURY BONDS--39.9%
U.S. Treasury Bonds 8.125%, 5/15/21......     AAA     $3,300  $ 4,146,846
U.S. Treasury Bonds 6.875%, 8/15/25......     AAA      1,800    2,021,436
U.S. Treasury Bonds 5.25%, 11/15/28......     AAA      2,400    2,194,399
U.S. Treasury Bonds 5.375%, 2/15/31......     AAA      3,500    3,317,892
                                                              -----------
                                                               11,680,573
                                                              -----------
U.S. TREASURY NOTES--23.9%
U.S. Treasury Notes 5.75%, 11/15/05......     AAA      3,000    3,089,436
U.S. Treasury Notes 6%, 8/15/09..........     AAA      1,600    1,663,891
U.S. Treasury Notes 6.50%, 2/15/10.......     AAA      2,100    2,256,022
                                                              -----------
                                                                7,009,349
                                                              -----------
-------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $18,823,178)                                  18,689,922
-------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--0.6%

Freddie Mac 10.50%, 6/1/11...............   Aaa(b)        44       47,815
Freddie Mac 12%, 11/1/15.................   Aaa(b)        92      103,262
GNMA 12.50%, 11/20/13....................     AAA          8        8,779
GNMA 12%, 9/15/15........................     AAA         18       20,027
GNMA 8%, 8/15/22.........................     AAA          5        5,592
-------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $174,296)                                        185,475
-------------------------------------------------------------------------
                                           STANDARD    PAR
                                           & POOR'S   VALUE
                                            RATING    (000)      VALUE
                                           ---------  ------  -----------

AGENCY NON MORTGAGE-BACKED
SECURITIES--30.7%

Freddie Mac 6.875%, 1/15/05..............   Aaa(b)    $2,800  $ 2,942,735
Freddie Mac 5.125%, 10/15/08.............   Aaa(b)     2,700    2,572,290
Freddie Mac 7%, 3/15/10..................   Aaa(b)     3,300    3,489,615
-------------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $8,758,850)                                    9,004,640
-------------------------------------------------------------------------

TOTAL INVESTMENTS--95.1%
(IDENTIFIED COST $27,756,324)                                  27,880,037(a)
Other assets and liabilities, net--4.9%                         1,443,637
                                                              -----------
NET ASSETS--100.0%                                            $29,323,674
                                                              ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $409,461 and gross depreciation of $285,748 for federal income tax purposes. At June 30, 2001, the aggregate cost of securities for federal income tax purposes was $27,756,324.
(b)  As rated by Moody's or Fitch.

                       See Notes to Financial Statements                      21

Phoenix-Zweig Government Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2001
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $27,756,324)                               $   27,880,037
Receivables
  Investment securities sold                                         750,898
  Interest                                                           465,841
  Fund shares sold                                                   409,436
  Receivable from Advisor                                                361
Prepaid expenses                                                       2,281
                                                              --------------
    Total assets                                                  29,508,854
                                                              --------------
LIABILITIES
Cash overdraft                                                        91,300
Payables
  Professional fee                                                    17,716
  Fund shares repurchased                                             15,156
  Investment advisory fee                                             14,747
  Transfer agent fee                                                  14,080
  Printing fee                                                        11,307
  Distribution fee                                                     9,412
  Financial agent fee                                                  1,663
  Trustees' fee                                                        1,289
Accrued expenses                                                       8,510
                                                              --------------
    Total liabilities                                                185,180
                                                              --------------
NET ASSETS                                                    $   29,323,674
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   38,109,592
Undistributed net investment income                                  118,192
Accumulated net realized loss                                     (9,027,823)
Net unrealized appreciation                                          123,713
                                                              --------------
NET ASSETS                                                    $   29,323,674
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $18,327,547)                 1,830,658
Net asset value per share                                             $10.01
Offering price per share $10.01/(1-4.75%)                             $10.51
CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $2,250,877)                    223,872
Net asset value and offering price per share                          $10.05
CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $4,675,146)                    468,696
Net asset value and offering price per share                           $9.97
CLASS I
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $4,070,104)                    405,154
Net asset value and offering price per share                          $10.05

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2001
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $      819,189
                                                              --------------
    Total investment income                                          819,189
                                                              --------------
EXPENSES
Investment advisory fee                                               87,863
Distribution fee, Class A                                             27,946
Distribution fee, Class B                                              9,984
Distribution fee, Class C                                             18,709
Financial agent fee                                                   10,252
Transfer agent                                                        39,117
Professional                                                          14,042
Registration                                                          12,978
Printing                                                               7,342
Trustees                                                               4,812
Custodian                                                              4,494
Miscellaneous                                                          5,051
                                                              --------------
    Total expenses                                                   242,590
                                                              --------------
NET INVESTMENT INCOME                                                576,599
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                      314,664
Net change in unrealized appreciation (depreciation) on
  investments                                                       (990,117)
                                                              --------------
NET LOSS ON INVESTMENTS                                             (675,453)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $      (98,854)
                                                              ==============

22                     See Notes to Financial Statements

Phoenix-Zweig Government Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                          Six Months
                                             Ended
                                            6/30/01    Year Ended
                                          (Unaudited)   12/31/00
                                          -----------  -----------
FROM OPERATIONS
  Net investment income (loss)            $   576,599  $ 1,524,871
  Net realized gain (loss)                    314,664     (636,957)
  Net change in unrealized appreciation
    (depreciation)                           (990,117)   1,998,865
                                          -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 (98,854)   2,886,779
                                          -----------  -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A             (406,927)    (917,192)
  Net investment income, Class B              (38,598)     (65,922)
  Net investment income, Class C             (100,098)    (237,521)
  Net investment income, Class I              (88,284)    (156,287)
                                          -----------  -----------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS            (633,907)  (1,376,922)
                                          -----------  -----------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (456,476
    and 181,469 shares, respectively)       4,635,652    1,796,273
  Net asset value of shares issued from
    reinvestment of distributions
    (24,733 and 56,852 shares,
    respectively)                             252,122      556,778
  Cost of shares repurchased (510,810
    and 634,446 shares, respectively)      (5,188,309)  (6,219,344)
                                          -----------  -----------
Total                                        (300,535)  (3,866,293)
                                          -----------  -----------
CLASS B
  Proceeds from sales of shares (124,781
    and 92,029 shares, respectively)        1,287,036      905,744
  Net asset value of shares issued from
    reinvestment of distributions
    (1,627 and 3,140 shares,
    respectively)                              16,654       30,994
  Cost of shares repurchased (40,222 and
    126,839 shares, respectively)            (410,153)  (1,250,720)
                                          -----------  -----------
Total                                         893,537     (313,982)
                                          -----------  -----------
CLASS C
  Proceeds from sales of shares (40,217
    and 109,390 shares, respectively)         413,600    1,094,695
  Net asset value of shares issued from
    reinvestment of distributions
    (5,597 and 13,284 shares,
    respectively)                              56,864      129,870
  Cost of shares repurchased (90,623 and
    338,468 shares, respectively)            (920,449)  (3,299,186)
                                          -----------  -----------
Total                                        (449,985)  (2,074,621)
                                          -----------  -----------
CLASS I
  Proceeds from sales of shares (95,969
    and 0 shares, respectively)             1,000,000           --
  Net asset value of shares issued from
    reinvestment of distributions
    (8,631 and 15,923 shares,
    respectively)                              88,284      156,287
  Cost of shares repurchased (0 and
    57,154 shares, respectively)                   --     (563,537)
                                          -----------  -----------
Total                                       1,088,284     (407,250)
                                          -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      1,231,301   (6,662,146)
                                          -----------  -----------
  NET INCREASE (DECREASE) IN NET ASSETS       498,540   (5,152,289)
NET ASSETS
  Beginning of period                      28,825,134   33,977,423
                                          -----------  -----------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $118,192 AND $175,500, RESPECTIVELY]  $29,323,674  $28,825,134
                                          ===========  ===========

                       See Notes to Financial Statements                      23

Phoenix-Zweig Government Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                               CLASS A
                                  ------------------------------------------------------------------
                                  SIX MONTHS
                                     ENDED                    YEAR ENDED DECEMBER 31
                                    6/30/01    -----------------------------------------------------
                                  (UNAUDITED)    2000       1999       1998       1997       1996
Net asset value, beginning of
  period                            $ 10.25    $    9.72  $   10.44  $   10.09  $    9.81   $ 10.39
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)         0.20(6)      0.51       0.46       0.53       0.52      0.53
  Net realized and unrealized
    gain (loss)                       (0.22)        0.48      (0.73)      0.35       0.28     (0.58)
                                    -------    ---------  ---------  ---------  ---------   -------
      TOTAL FROM INVESTMENT
        OPERATIONS                    (0.02)        0.99      (0.27)      0.88       0.80     (0.05)
                                    -------    ---------  ---------  ---------  ---------   -------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                            (0.22)       (0.46)     (0.45)     (0.53)     (0.52)    (0.53)
                                    -------    ---------  ---------  ---------  ---------   -------
Change in net asset value             (0.24)        0.53      (0.72)      0.35       0.28     (0.58)
                                    -------    ---------  ---------  ---------  ---------   -------
NET ASSET VALUE, END OF PERIOD      $ 10.01    $   10.25  $    9.72  $   10.44  $   10.09   $  9.81
                                    =======    =========  =========  =========  =========   =======
Total return(1)                       (0.18)%(3)     10.46%    (2.58)%      8.91%      8.42%    (0.42)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                       $18,328      $19,069    $21,922    $29,767    $28,062   $33,848

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                   1.57%(2)      1.58%     1.35%      1.32%      1.36%     1.14%(4)
  Net investment income                4.03%(2)      5.12%     4.67%      5.09%      5.26%     5.25%
Portfolio turnover                       93%(3)       176%      183%        48%       128%      170%

                                                               CLASS B
                                  ------------------------------------------------------------------
                                  SIX MONTHS                                                 FROM
                                     ENDED               YEAR ENDED DECEMBER 31            INCEPTION
                                    6/30/01    ------------------------------------------  4/8/96 TO
                                  (UNAUDITED)    2000       1999       1998       1997     12/31/96
Net asset value, beginning of
  period                            $ 10.30    $    9.78  $   10.52  $   10.15  $    9.86   $  9.76
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)         0.17(6)      0.45       0.39       0.44       0.46      0.29
  Net realized and unrealized
    gain (loss)                       (0.23)        0.48      (0.74)      0.37       0.26      0.11
                                    -------    ---------  ---------  ---------  ---------   -------
      TOTAL FROM INVESTMENT
        OPERATIONS                    (0.06)        0.93      (0.35)      0.81       0.72      0.40
                                    -------    ---------  ---------  ---------  ---------   -------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                            (0.19)       (0.41)     (0.39)     (0.44)     (0.43)    (0.30)
                                    -------    ---------  ---------  ---------  ---------   -------
Change in net asset value             (0.25)        0.52      (0.74)      0.37       0.29      0.10
                                    -------    ---------  ---------  ---------  ---------   -------
NET ASSET VALUE, END OF PERIOD      $ 10.05    $   10.30  $    9.78  $   10.52  $   10.15   $  9.86
                                    =======    =========  =========  =========  =========   =======
Total return(1)                       (0.47)%(3)      9.68%    (3.23)%      8.20%      7.55%     4.16%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                        $2,251       $1,418     $1,657     $2,199     $1,215      $513

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                   2.28%(2)      2.28%     2.06%      2.02%      2.06%     1.84%(2)(5)
  Net investment income                3.30%(2)      4.41%     3.97%      4.39%      4.56%     4.55%(2)
Portfolio turnover                       93%(3)       176%      183%        48%       128%      170%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expense to average net assets would have been 1.36% for the period ended December 31, 1996.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.10% for the period ended December 31, 1996.
(6)  Computed using average shares outstanding.

24                     See Notes to Financial Statements

Phoenix-Zweig Government Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                               CLASS C
                                  ------------------------------------------------------------------
                                  SIX MONTHS
                                     ENDED                    YEAR ENDED DECEMBER 31
                                    6/30/01    -----------------------------------------------------
                                  (UNAUDITED)    2000       1999       1998       1997       1996
Net asset value, beginning of
  period                            $ 10.22    $    9.69  $   10.42  $   10.08  $    9.81  $   10.38
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)         0.18(5)      0.47       0.42       0.47       0.48       0.49
  Net realized and unrealized
    gain (loss)                       (0.23)        0.48      (0.74)      0.36       0.27      (0.58)
                                    -------    ---------  ---------  ---------  ---------  ---------
      TOTAL FROM INVESTMENT
        OPERATIONS                    (0.05)        0.95      (0.32)      0.83       0.75      (0.09)
                                    -------    ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                            (0.20)       (0.42)     (0.41)     (0.49)     (0.48)     (0.48)
                                    -------    ---------  ---------  ---------  ---------  ---------
Change in net asset value             (0.25)        0.53      (0.73)      0.34       0.27      (0.57)
                                    -------    ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD      $  9.97    $   10.22  $    9.69  $   10.42  $   10.08  $    9.81
                                    =======    =========  =========  =========  =========  =========
Total return(1)                       (0.37)%(3)     10.08%    (3.09)%      8.46%      7.86%     (0.82)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                        $4,675       $5,246     $7,068    $11,859    $10,199    $14,330

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                   2.02%(2)      2.03%     1.80%      1.77%      1.81%      1.59%(4)
  Net investment income                3.58%(2)      4.67%     4.22%      4.64%      4.81%      4.80%
Portfolio turnover                       93%(3)       176%      183%        48%       128%       170%

                                                          CLASS I
                                  --------------------------------------------------------
                                  SIX MONTHS                                       FROM
                                     ENDED         YEAR ENDED DECEMBER 31       INCEPTION
                                    6/30/01    -------------------------------  7/14/97 TO
                                  (UNAUDITED)    2000       1999       1998      12/31/97
Net asset value, beginning of
  period                            $ 10.29    $    9.74  $   10.48  $   10.11    $ 9.88
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)         0.22(5)      0.54       0.49       0.55      0.26
  Net realized and unrealized
    gain (loss)                       (0.22)        0.49      (0.74)      0.37      0.23
                                    -------    ---------  ---------  ---------    ------
      TOTAL FROM INVESTMENT
        OPERATIONS                     0.00         1.03      (0.25)      0.92      0.49
                                    -------    ---------  ---------  ---------    ------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                            (0.24)       (0.48)     (0.49)     (0.55)    (0.26)
                                    -------    ---------  ---------  ---------    ------
Change in net asset value             (0.24)        0.55      (0.74)      0.37      0.23
                                    -------    ---------  ---------  ---------    ------
NET ASSET VALUE, END OF PERIOD      $ 10.05    $   10.29  $    9.74  $   10.48    $10.11
                                    =======    =========  =========  =========    ======
Total return(1)                       (0.02)%(3)    10.81%    (2.31)%      9.33%     5.01%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                        $4,070       $3,092     $3,330     $3,088    $1,050

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                   1.28%(2)     1.28%     1.06%       1.02%     1.06%(2)
  Net investment income                4.30%(2)     5.41%     4.98%       5.39%     5.56%(2)
Portfolio turnover                       93%(3)      176%      183%         48%      128%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.81% for the period ended December 31, 1996.
(5)  Computed using average shares outstanding.

                       See Notes to Financial Statements                      25

PHOENIX-ZWEIG GROWTH & INCOME FUND

                          INVESTMENTS AT JUNE 30, 2001
                                  (UNAUDITED)

                                               SHARES     VALUE
                                              --------  ----------
COMMON STOCKS--90.0%
AEROSPACE/DEFENSE--0.6%
General Dynamics Corp...................           600  $   46,686
Precision Castparts Corp................           400      14,968
                                                        ----------
                                                            61,654
                                                        ----------

AGRICULTURAL PRODUCTS--0.7%
Archer-Daniels-Midland Co...............         5,500      71,500

AIR FREIGHT--1.6%
Expeditors International of Washington,
Inc.....................................         2,800     167,997

AIRLINES--0.5%
SkyWest, Inc............................           600      16,800
Southwest Airlines Co...................         2,000      36,980
                                                        ----------
                                                            53,780
                                                        ----------

ALUMINUM--0.7%
Alcoa, Inc..............................         1,800      70,920

BANKS (MAJOR REGIONAL)--8.0%
Bank of New York Co., Inc. (The)........         1,300      62,400
Fifth Third Bancorp.....................         1,100      66,055
FleetBoston Financial Corp..............         2,600     102,570
Mellon Financial Corp...................         1,800      82,800
Northern Trust Corp.....................         1,800     112,500
PNC Financial Services Group............           900      59,211
SouthTrust Corp.........................         1,300      33,800
SunTrust Banks, Inc.....................           100       6,478
Synovus Financial Corp..................         5,000     156,900
U.S. Bancorp............................         3,400      77,486
Wells Fargo & Co........................         1,400      65,002
                                                        ----------
                                                           825,202
                                                        ----------

BANKS (REGIONAL)--1.0%
Greater Bay Bancorp.....................           300       7,494
Hibernia Corp. Class A..................           500       8,900
Investors Financial Services Corp.......           100       6,700
M&T Bank Corp...........................           100       7,550
North Fork Bancorporation, Inc..........         1,000      31,000
Pacific Century Financial Corp..........           400      10,316

                                               SHARES     VALUE
                                              --------  ----------
BANKS (REGIONAL)--CONTINUED
Southwest Bancorporation of Texas,
Inc.(b).................................         1,000  $   30,210
                                                        ----------
                                                           102,170
                                                        ----------

BEVERAGES (NON-ALCOHOLIC)--0.3%
PepsiCo, Inc............................           700      30,940

BIOTECHNOLOGY--3.1%
Chiron Corp.(b).........................           600      30,600
Enzon, Inc.(b)..........................         1,200      75,000
IDEC Pharmaceuticals Corp.(b)...........         1,100      74,459
Immunex Corp.(b)........................         2,700      47,925
Myriad Genetics, Inc.(b)................           400      25,328
Protein Design Labs, Inc.(b)............           700      60,732
Techne Corp.(b).........................           300       9,750
                                                        ----------
                                                           323,794
                                                        ----------

CHEMICALS--0.5%
Cabot Corp..............................         1,300      46,826

CHEMICALS (SPECIALTY)--0.2%
Sigma-Aldrich Corp......................           500      19,310

COMMUNICATIONS EQUIPMENT--1.7%
CIENA Corp.(b)..........................           800      30,400
Comverse Technology, Inc.(b)............           800      45,680
Scientific-Atlanta, Inc.................         1,900      77,140
Tekelec(b)..............................           800      21,680
                                                        ----------
                                                           174,900
                                                        ----------

COMPUTERS (NETWORKING)--0.3%
Riverstone Networks, Inc.(b)............         1,700      33,813

COMPUTERS (SOFTWARE & SERVICES)--7.7%
Activision, Inc.(b).....................           600      23,550
Adobe Systems, Inc......................           700      32,900
Advent Software, Inc.(b)................           500      31,750
Autodesk, Inc...........................         1,400      52,220
BEA Systems, Inc.(b)....................           400      12,284
Cadence Design System, Inc.(b)..........         3,200      59,616
Citrix Systems, Inc.(b).................           700      24,430
Fair, Isaac and Co., Inc................         1,050      64,911
Henry (Jack) & Associates, Inc..........         3,000      93,000
HomeStore.com, Inc.(b)..................         2,000      69,920

26                     See Notes to Financial Statements

Phoenix-Zweig Growth & Income Fund

                                               SHARES     VALUE
                                              --------  ----------
COMPUTERS (SOFTWARE & SERVICES)--CONTINUED
Macrovision Corp.(b)....................           200  $   13,700
MapInfo Corp.(b)........................           400       8,800
MatrixOne, Inc.(b)......................           200       4,638
Mentor Graphics Corp.(b)................         2,300      40,250
Mercury Interactive Corp.(b)............           400      23,960
Parametric Technology Corp.(b)..........         5,300      74,147
PeopleSoft, Inc.(b).....................           600      29,538
Retek, Inc.(b)..........................           300      14,382
SeeBeyond Technology Corp.(b)...........           100       1,590
Siebel Systems, Inc.(b).................           200       9,380
SmartForce Public Limited Co.(b)........         1,500      52,845
Synopsys, Inc.(b).......................         1,300      62,907
                                                        ----------
                                                           800,718
                                                        ----------
CONSUMER FINANCE--1.4%
AmeriCredit Corp.(b)....................           300      15,585
Countrywide Credit Industries, Inc......           100       4,588
MBNA Corp...............................         3,100     102,145
Metris Cos., Inc........................           700      23,597
                                                        ----------
                                                           145,915
                                                        ----------

DISTRIBUTORS (FOOD & HEALTH)--2.5%
Cardinal Health, Inc....................         1,050      72,450
Patterson Dental Co.(b).................         1,400      46,200
SYSCO Corp..............................         5,000     135,750
                                                        ----------
                                                           254,400
                                                        ----------

ELECTRIC COMPANIES--1.3%
Duke Energy Corp........................           600      23,406
Mirant Corp.(b).........................           600      20,640
TECO Energy, Inc........................         2,300      70,150
Xcel Energy, Inc........................           900      25,605
                                                        ----------
                                                           139,801
                                                        ----------

ELECTRICAL EQUIPMENT--1.4%
Ballard Power Systems, Inc.(b)..........           500      23,280
C&D Technologies, Inc...................         1,600      49,600
FuelCell Energy, Inc.(b)................           400       9,236
General Electric Co.....................         1,400      68,250
                                                        ----------
                                                           150,366
                                                        ----------
ELECTRONICS (DEFENSE)--0.4%
Mercury Computer Systems, Inc.(b).......           200       9,900
Raytheon Co.............................         1,300      34,515
                                                        ----------
                                                            44,415
                                                        ----------

                                               SHARES     VALUE
                                              --------  ----------

ELECTRONICS (INSTRUMENTATION)--2.8%
Cytyc Corp.(b)..........................         4,300  $   99,115
Keithley Instruments, Inc...............         1,400      29,820
Methode Electronics, Inc. Class A.......         6,200      53,320
Newport Corp............................         1,000      26,500
Tektronix, Inc.(b)......................         2,500      67,875
Waters Corp.(b).........................           500      13,805
                                                        ----------
                                                           290,435
                                                        ----------

ELECTRONICS (SEMICONDUCTORS)--1.6%
AXT, Inc.(b)............................           100       2,670
Centillium Communications, Inc.(b)......         1,400      34,636
Linear Technology Corp..................         2,800     123,816
TriQuint Semiconductor, Inc.(b).........           300       6,750
                                                        ----------
                                                           167,872
                                                        ----------

ENGINEERING & CONSTRUCTION--0.2%
Foster Wheeler Ltd......................         1,800      16,290

ENTERTAINMENT--0.3%
Pixar, Inc.(b)..........................           700      28,560

FINANCIAL (DIVERSIFIED)--5.4%
Allied Capital Corp.....................           600      13,890
American Express Co.....................         2,200      85,360
Citigroup, Inc..........................         1,646      86,975
Doral Financial Corp....................           900      30,870
Fannie Mae..............................           600      51,090
J.P. Morgan Chase & Co..................         1,800      80,280
Moody's Corp............................           800      26,800
Morgan Stanley Dean Witter & Co.........         1,000      64,230
SEI Investments Co......................         1,500      71,100
State Street Corp.......................           800      39,592
USA Education, Inc......................           200      14,600
                                                        ----------
                                                           564,787
                                                        ----------

FOODS--0.3%
General Mills, Inc......................           600      26,268

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--1.0%
International Game Technology(b)........         1,600     100,400

HEALTH CARE (DIVERSIFIED)--1.2%
Bristol-Myers Squibb Co.................           500      26,150
IVAX Corp.(b)...........................         2,500      97,500
                                                        ----------
                                                           123,650
                                                        ----------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--4.7%
Alkermes, Inc.(b).......................         2,100      73,710

                       See Notes to Financial Statements                      27

Phoenix-Zweig Growth & Income Fund

                                               SHARES     VALUE
                                              --------  ----------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--CONTINUED
Allergan, Inc...........................         1,300  $  111,150
Celgene Corp.(b)........................           900      25,965
Forest Laboratories, Inc.(b)............         1,700     120,700
Merck & Co., Inc........................           300      19,173
Pfizer, Inc.............................         1,500      60,075
QLT, Inc.(b)............................         1,900      37,202
Tanox, Inc.(b)..........................         1,300      41,015
                                                        ----------
                                                           488,990
                                                        ----------

HEALTH CARE (GENERIC AND OTHER)--0.5%
King Pharmaceuticals, Inc.(b)...........           900      48,375
HEALTH CARE (MANAGED CARE)--0.5%
UnitedHealth Group, Inc.................           800      49,400

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--2.3%
Biomet, Inc.............................         3,300     158,598
Oakley, Inc.(b).........................         1,100      20,350
Stryker Corp............................         1,100      60,335
                                                        ----------
                                                           239,283
                                                        ----------

HEALTH CARE (SPECIALIZED SERVICES)--0.5%
Accredo Health, Inc.(b).................         1,400      52,066
Omnicare, Inc...........................           100       2,020
                                                        ----------
                                                            54,086
                                                        ----------

HOMEBUILDING--0.1%
Horton (D.R.), Inc......................           233       5,289
Ryland Group, Inc. (The)................           100       5,060
                                                        ----------
                                                            10,349
                                                        ----------

HOUSEHOLD PRODUCTS (NON-DURABLE)--0.3%
Colgate-Palmolive Co....................           500      29,495
INSURANCE (LIFE/HEALTH)--0.5%
AFLAC, Inc..............................           900      28,341
John Hancock Financial Services, Inc....           300      12,078
Lincoln National Corp...................           300      15,525
                                                        ----------
                                                            55,944
                                                        ----------
INSURANCE (MULTI-LINE)--1.0%
American International Group, Inc.......         1,250     107,500

INSURANCE (PROPERTY-CASUALTY)--0.3%
Allstate Corp. (The)....................           800      35,192

INSURANCE BROKERS--1.4%
Aon Corp................................         1,000      35,000

                                               SHARES     VALUE
                                              --------  ----------
INSURANCE BROKERS--CONTINUED
Gallagher (Arthur J.) & Co..............         4,300  $  111,800
                                                        ----------
                                                           146,800
                                                        ----------

INVESTMENT BANKING/BROKERAGE--2.2%
Goldman Sachs Group, Inc. (The).........           500      42,900
James (Raymond) Financial, Inc..........           100       3,060
Legg Mason, Inc.........................           300      14,928
Lehman Brothers Holdings, Inc...........           600      46,650
Merrill Lynch & Co., Inc................         1,000      59,250
Schwab (Charles) Corp. (The)............         3,150      48,195
Waddell & Reed Financial, Inc. Class
A.......................................           400      12,700
                                                        ----------
                                                           227,683
                                                        ----------

INVESTMENT MANAGEMENT--0.6%
Federated Investors, Inc................         1,500      48,300
Franklin Resources, Inc.................           400      18,308
                                                        ----------
                                                            66,608
                                                        ----------

IRON & STEEL--0.7%
Maverick Tube Corp.(b)..................           600      10,170
Nucor Corp..............................         1,300      63,557
                                                        ----------
                                                            73,727
                                                        ----------

LEISURE TIME (PRODUCTS)--1.6%
Direct Focus, Inc.(b)...................           500      23,750
Harley-Davidson, Inc....................         3,000     141,240
                                                        ----------
                                                           164,990
                                                        ----------

MANUFACTURING (DIVERSIFIED)--1.2%
Danaher Corp............................         1,100      61,600
Johnson Controls, Inc...................           600      43,482
Tyco International Ltd..................           276      15,042
                                                        ----------
                                                           120,124
                                                        ----------

MANUFACTURING (SPECIALIZED)--0.5%
Pall Corp...............................         1,100      25,883
Teleflex, Inc...........................           500      22,000
                                                        ----------
                                                            47,883
                                                        ----------

METAL FABRICATORS--0.2%
Century Aluminum Co.....................         1,200      19,248

METALS MINING--0.2%
Freeport-McMoRan Copper & Gold, Inc.
Class B(b)..............................         1,800      19,890

28                     See Notes to Financial Statements

Phoenix-Zweig Growth & Income Fund

                                               SHARES     VALUE
                                              --------  ----------
NATURAL GAS--0.4%
MDU Resources Group, Inc................           500  $   15,820
Sempra Energy...........................           900      24,606
                                                        ----------
                                                            40,426
                                                        ----------

OFFICE EQUIPMENT & SUPPLIES--0.4%
Miller (Herman), Inc....................         1,900      45,980

OIL & GAS (DRILLING & EQUIPMENT)--2.1%
Cal Dive International, Inc.(b).........         3,100      76,260
Cooper Cameron Corp.(b).................           400      22,320
Helmerich & Payne, Inc..................           600      18,492
Nabors Industries, Inc.(b)..............         1,400      52,080
Patterson-UTI Energy, Inc.(b)...........         1,700      30,379
Smith International, Inc.(b)............           300      17,970
                                                        ----------
                                                           217,501
                                                        ----------
OIL & GAS (EXPLORATION & PRODUCTION)--0.3%
Pogo Producing Co.......................         1,100      26,400

OIL (INTERNATIONAL INTEGRATED)--1.3%
Exxon Mobil Corp........................         1,500     131,025
POWER PRODUCERS (INDEPENDENT)--0.7%
Calpine Corp.(b)........................         1,900      71,820
REITS--1.3%
Apartment Investment & Management Co.
Class A.................................           800      38,560
Avalonbay Communities, Inc..............           300      14,025
Boston Properties, Inc..................           600      24,540
Equity Residential Properties Trust.....         1,000      56,550
                                                        ----------
                                                           133,675
                                                        ----------
RESTAURANTS--2.6%
Applebee's International, Inc...........           900      28,800
CEC Entertainment, Inc.(b)..............           500      24,675
Cheesecake Factory, Inc. (The)(b).......         2,700      76,410
Ruby Tuesday, Inc.......................         3,100      53,010
Starbucks Corp.(b)......................         3,600      82,800
                                                        ----------
                                                           265,695
                                                        ----------

RETAIL (COMPUTERS & ELECTRONICS)--0.7%
CDW Computer Centers, Inc.(b)...........         1,800      71,478

RETAIL (DEPARTMENT STORES)--0.6%
Kohl's Corp.(b).........................         1,000      62,730

RETAIL (DISCOUNTERS)--0.3%
99 Cents Only Stores(b).................           900      26,955

                                               SHARES     VALUE
                                              --------  ----------

RETAIL (DRUG STORES)--0.5%
Walgreen Co.............................         1,600  $   54,640

RETAIL (HOME SHOPPING)--0.3%
Amazon.com, Inc.(b).....................         1,900      26,885

RETAIL (SPECIALTY)--1.7%
Bed Bath & Beyond, Inc.(b)..............         2,600      81,120
Pier 1 Imports, Inc.....................         4,300      49,450
Staples, Inc.(b)........................         1,600      25,584
Tiffany & Co............................           600      21,732
                                                        ----------
                                                           177,886
                                                        ----------

RETAIL (SPECIALTY-APPAREL)--1.2%
American Eagle Outfitters, Inc.(b)......           850      29,954
Chico's FAS, Inc.(b)....................         1,200      35,700
Hot Topic, Inc.(b)......................           700      21,770
Talbots, Inc. (The).....................           900      39,375
                                                        ----------
                                                           126,799
                                                        ----------

SAVINGS & LOAN COMPANIES--1.1%
New York Community Bancorp, Inc.........         2,400      90,360
Washington Mutual, Inc..................           650      24,407
                                                        ----------
                                                           114,767
                                                        ----------

SERVICES (COMMERCIAL & CONSUMER)--3.3%
Apollo Group, Inc. Class A(b)...........         1,950      82,778
Copart, Inc.(b).........................         1,200      35,100
Corinthian Colleges, Inc.(b)............         1,000      47,070
Corporate Executive Board Co.
(The)(b)................................         1,400      58,800
Strayer Education, Inc..................           200       9,750
Viad Corp...............................         4,100     108,240
                                                        ----------
                                                           341,738
                                                        ----------

SERVICES (DATA PROCESSING)--2.7%
Automatic Data Processing, Inc..........         1,300      64,610
Paychex, Inc............................         5,400     216,000
                                                        ----------
                                                           280,610
                                                        ----------

SERVICES (EMPLOYMENT)--0.2%
Robert Half International, Inc.(b)......           900      22,401

SHIPPING--0.1%
Teekay Shipping Corp....................           300      12,006

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.4%
Metro One Telecommunications, Inc.(b)...           700      45,409

                       See Notes to Financial Statements                      29

Phoenix-Zweig Growth & Income Fund

                                               SHARES     VALUE
                                              --------  ----------
TELECOMMUNICATIONS (LONG DISTANCE)--0.6%
Illuminet Holdings, Inc.(b).............           900  $   28,305
Time Warner Telecom, Inc. Class A(b)....         1,000      33,520
                                                        ----------
                                                            61,825
                                                        ----------

TEXTILES (APPAREL)--0.2%
Quiksilver, Inc.(b).....................         1,000      25,000

TOBACCO--0.8%
Philip Morris Cos., Inc.................           900      45,675
UST, Inc................................         1,400      40,404
                                                        ----------
                                                            86,079
                                                        ----------

TRUCKERS--0.2%
C.H. Robinson Worldwide, Inc............           900      25,101
------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $9,244,874)                             9,337,081
------------------------------------------------------------------
FOREIGN COMMON STOCKS--6.3%

AUTO PARTS & EQUIPMENT--1.1%
Magna International, Inc. Class A
(Canada)................................         1,800     110,682

BANKS (MONEY CENTER)--0.2%
HSBC Holdings PLC ADR (United
Kingdom)................................           400      23,960

BEVERAGES (NON-ALCOHOLIC)--0.3%
Coca-Cola Femsa, SA de C.V. ADR
(Mexico)................................         1,200      29,640

COMMUNICATIONS EQUIPMENT--0.9%
Nokia Oyj ADR (Finland)(b)..............           800      17,632
TyCom Ltd. (Bermuda)(b).................         4,500      77,400
                                                        ----------
                                                            95,032
                                                        ----------

COMPUTERS (SOFTWARE & SERVICES)--0.9%
Amdocs Ltd. (United Kingdom)(b).........           700      37,695
Business Objects S.A. ADR (France)(b)...           150       3,540
Check Point Software Technologies Ltd.
(Israel)(b).............................           500      25,285
Infosys Technologies Ltd. ADR (India)...           400      26,000
                                                        ----------
                                                            92,520
                                                        ----------
ELECTRONICS (INSTRUMENTATION)--0.8%
Exfo Electro-Optical Engineering, Inc.
(Canada)(b).............................         1,800      29,070

                                               SHARES     VALUE
                                              --------  ----------
ELECTRONICS (INSTRUMENTATION)--CONTINUED
QIAGEN N.V. (Netherlands)(b)............         2,700  $   59,535
                                                        ----------
                                                            88,605
                                                        ----------

ELECTRONICS (SEMICONDUCTORS)--0.6%
STMicroelectronics N.V. NY Shares
(Switzerland)...........................         1,700      57,800

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--1.4%
Teva Pharmaceutical Industries Ltd. ADR
(Israel)................................         2,300     143,290

INSURANCE (LIFE/HEALTH)--0.1%
Manulife Financial Corp. (Canada).......           300       8,373

INSURANCE (PROPERTY-CASUALTY)--0.0%
ACE Ltd. (Bermuda)......................           100       3,909
------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $818,296)                                 653,811
------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--96.3%
(IDENTIFIED COST $10,063,170)                            9,990,892
------------------------------------------------------------------

                                                PAR
                                               VALUE
                                               (000)
                                              --------
SHORT-TERM OBLIGATIONS--4.2%

REPURCHASE AGREEMENT--4.2%
Morgan Stanley & Co., Inc. repurchase
agreement, 4.04%, dated 6/29/01, due
7/2/01, repurchase price $437,147,
collateralized by Fannie Mae Bond 7%,
4/1/13, market value $450,288...........      $    437     437,000
------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $437,000)                                 437,000
------------------------------------------------------------------

TOTAL INVESTMENTS--100.5%
(IDENTIFIED COST $10,500,170)                          10,427,892(a)
Other assets and liabilities, net--(0.5%)                 (50,357)
                                                       ----------
NET ASSETS--100.0%                                     $10,377,535
                                                       ==========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,063,316 and gross depreciation of $1,138,542 for federal income tax purposes. At June 30, 2001, the aggregate cost of securities for federal income tax purposes was $10,503,118.
(b)  Non-income producing.

30                     See Notes to Financial Statements

Phoenix-Zweig Growth & Income Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2001
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $10,500,170)                               $   10,427,892
Cash                                                                   2,118
Receivables
  Dividends and interest                                               7,317
  Receivable from Advisor                                              4,819
  Fund shares sold                                                       193
Deferred organization expenses                                         2,076
Prepaid expenses                                                         878
                                                              --------------
    Total assets                                                  10,445,293
                                                              --------------
LIABILITIES
Payables
  Professional fee                                                    18,106
  Transfer agent fee                                                  10,323
  Printing fee                                                         8,937
  Registration fee                                                     7,617
  Distribution fee                                                     6,952
  Investment advisory fee                                              6,470
  Custodian fee                                                        5,734
  Trustees' fee                                                        1,289
  Fund shares repurchased                                                758
  Financial agent fee                                                    583
Accrued expenses                                                         989
                                                              --------------
    Total liabilities                                                 67,758
                                                              --------------
NET ASSETS                                                    $   10,377,535
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   12,539,074
Undistributed net investment loss                                   (134,353)
Accumulated net realized loss                                     (1,954,908)
Net unrealized depreciation                                          (72,278)
                                                              --------------
NET ASSETS                                                    $   10,377,535
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $1,668,991)                    168,194
Net asset value per share                                              $9.92
Offering price per share $9.92/(1-5.75%)                              $10.53
CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $5,420,368)                    550,266
Net asset value and offering price per share                           $9.85
CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $2,433,569)                    246,758
Net asset value and offering price per share                           $9.86
CLASS I
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $854,607)                       85,491
Net asset value and offering price per share                          $10.00

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2001
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $       44,276
Interest                                                              18,039
Foreign taxes withheld                                                  (479)
                                                              --------------
    Total investment income                                           61,836
                                                              --------------
EXPENSES
Investment advisory fee                                               42,395
Distribution fee, Class A                                              2,827
Distribution fee, Class B                                             29,212
Distribution fee, Class C                                             13,580
Financial agent fee                                                    3,945
Transfer agent                                                        29,100
Professional                                                          14,300
Registration                                                          13,074
Custodian                                                             12,467
Printing                                                               5,422
Trustees                                                               5,040
Amortization of deferred organization expenses                         2,556
Miscellaneous                                                          3,820
                                                              --------------
    Total expenses                                                   177,738
                                                              --------------
NET INVESTMENT LOSS                                                 (115,902)
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                   (1,492,173)
Net realized gain on futures contracts                                 7,274
Net change in unrealized appreciation (depreciation) on
  investments                                                        274,309
                                                              --------------
NET LOSS ON INVESTMENTS                                           (1,210,590)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   (1,326,492)
                                                              ==============

                       See Notes to Financial Statements                      31

Phoenix-Zweig Growth & Income Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                          Six Months
                                             Ended
                                            6/30/01    Year Ended
                                          (Unaudited)   12/31/00
                                          -----------  -----------
FROM OPERATIONS
  Net investment income (loss)            $  (115,902) $    12,396
  Net realized gain (loss)                 (1,484,899)   1,493,415
  Net change in unrealized appreciation
    (depreciation)                            274,309   (1,015,766)
                                          -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS              (1,326,492)     490,045
                                          -----------  -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A                      --     (146,387)
  Net realized gains, Class B                      --     (446,650)
  Net realized gains, Class C                      --     (215,086)
  Net realized gains, Class I                      --      (61,291)
  In excess of net investment income,
    Class A                                        --      (10,468)
  In excess of net investment income,
    Class B                                        --      (13,668)
  In excess of net investment income,
    Class C                                        --       (5,503)
  In excess of net investment income,
    Class I                                        --      (10,492)
  In excess of net realized gains, Class
    A                                              --      (74,336)
  In excess of net realized gains, Class
    B                                              --     (226,813)
  In excess of net realized gains, Class
    C                                              --     (109,223)
  In excess of net realized gains, Class
    I                                              --      (31,124)
                                          -----------  -----------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                  --   (1,351,041)
                                          -----------  -----------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (109,963
    and 84,778 shares, respectively)        1,194,923    1,012,709
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 19,398 shares, respectively)            --      219,779
  Cost of shares repurchased (143,504
    and 182,097 shares, respectively)      (1,524,600)  (2,248,129)
                                          -----------  -----------
Total                                        (329,677)  (1,015,641)
                                          -----------  -----------
CLASS B
  Proceeds from sales of shares (3,525
    and 68,597 shares, respectively)           35,864      865,579
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 51,536 shares, respectively)            --      580,175
  Cost of shares repurchased (73,009 and
    297,934 shares, respectively)            (738,869)  (3,814,208)
                                          -----------  -----------
Total                                        (703,005)  (2,368,454)
                                          -----------  -----------
CLASS C
  Proceeds from sales of shares (3,337
    and 91,043 shares, respectively)           32,874    1,169,420
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 27,130 shares, respectively)            --      305,628
  Cost of shares repurchased (53,419 and
    274,416 shares, respectively)            (539,881)  (3,533,070)
                                          -----------  -----------
Total                                        (507,007)  (2,058,022)
                                          -----------  -----------
CLASS I
  Proceeds from sales of shares (0 and 0
    shares, respectively)                          --           --
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 8,957 shares, respectively)             --      102,907
  Cost of shares repurchased (0 and
    75,275 shares, respectively)                   --     (988,590)
                                          -----------  -----------
Total                                              --     (885,683)
                                          -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                     (1,539,689)  (6,327,800)
                                          -----------  -----------
  NET INCREASE (DECREASE) IN NET ASSETS    (2,866,181)  (7,188,796)
NET ASSETS
  Beginning of period                      13,243,716   20,432,512
                                          -----------  -----------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT LOSS AND
    DISTRIBUTIONS IN EXCESS OF NET
    INVESTMENT INCOME OF ($134,353) AND
    ($18,451), RESPECTIVELY]              $10,377,535  $13,243,716
                                          ===========  ===========

32                     See Notes to Financial Statements

Phoenix-Zweig Growth & Income Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  CLASS A
                                                    -------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                       YEAR ENDED DECEMBER 31
                                                      6/30/01         -------------------------------------------------
                                                    (UNAUDITED)          2000          1999          1998          1997
Net asset value, beginning of period                  $ 11.03         $ 12.13       $ 13.40       $ 13.73       $ 11.37
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                          (0.08)(6)        0.09          0.17(6)       0.11          0.24
  Net realized and unrealized gain (loss)               (1.03)           0.06         (0.08)        (0.33)         2.36
                                                      -------         -------       -------       -------       -------
      TOTAL FROM INVESTMENT OPERATIONS                  (1.11)           0.15          0.09         (0.22)         2.60
                                                      -------         -------       -------       -------       -------
LESS DISTRIBUTIONS
  Dividends from net investment income                     --              --         (0.21)        (0.11)        (0.24)
  Dividends from net realized gains                        --           (0.80)        (1.15)           --            --
  In excess of net investment income                       --           (0.05)           --            --            --
  In excess of net realized gains                          --           (0.40)           --            --            --
                                                      -------         -------       -------       -------       -------
      TOTAL DISTRIBUTIONS                                  --           (1.25)        (1.36)        (0.11)        (0.24)
                                                      -------         -------       -------       -------       -------
Change in net asset value                               (1.11)          (1.10)        (1.27)        (0.33)         2.36
                                                      -------         -------       -------       -------       -------
NET ASSET VALUE, END OF PERIOD                        $  9.92         $ 11.03       $ 12.13       $ 13.40       $ 13.73
                                                      =======         =======       =======       =======       =======
Total return(1)                                        (10.15)%(3)       0.98%         1.09%       (1.61)%        23.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $1,669          $2,224        $3,393        $8,172        $6,836

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                     2.62%(2)        2.19%         1.80%        1.56%(4)       1.30%(4)
  Net investment income                                 (1.53)%(2)       0.57%         1.28%        0.82%          2.26%
Portfolio turnover                                         69%(3)         242%          193%         152%           120%

                                                 CLASS A
                                               -----------
                                                  FROM
                                                INCEPTION
                                               11/26/96 TO
                                                12/31/96
Net asset value, beginning of period             $ 11.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                      0.01
  Net realized and unrealized gain (loss)           0.03
                                                 -------
      TOTAL FROM INVESTMENT OPERATIONS              0.04
                                                 -------
LESS DISTRIBUTIONS
  Dividends from net investment income             (0.01)
  Dividends from net realized gains                   --
  In excess of net investment income                  --
  In excess of net realized gains                     --
                                                 -------
      TOTAL DISTRIBUTIONS                          (0.01)
                                                 -------
Change in net asset value                           0.03
                                                 -------
NET ASSET VALUE, END OF PERIOD                   $ 11.37
                                                 =======
Total return(1)                                     0.39%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $2,508
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                1.30%(2)(4)
  Net investment income                             1.47%(2)
Portfolio turnover                                     2%

                                                                                  CLASS B
                                                    -------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                       YEAR ENDED DECEMBER 31
                                                      6/30/01         -------------------------------------------------
                                                    (UNAUDITED)          2000          1999          1998          1997
Net asset value, beginning of period                  $ 10.98         $ 12.14       $ 13.39       $ 13.73       $ 11.37
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                          (0.11)(6)       (0.01)         0.08(6)       0.02          0.16
  Net realized and unrealized gain (loss)               (1.02)           0.07         (0.08)        (0.34)         2.36
                                                      -------         -------       -------       -------       -------
      TOTAL FROM INVESTMENT OPERATIONS                  (1.13)           0.06          0.00         (0.32)         2.52
                                                      -------         -------       -------       -------       -------
LESS DISTRIBUTIONS
  Dividends from net investment income                     --              --         (0.10)        (0.02)        (0.16)
  Dividends from net realized gains                        --           (0.80)        (1.15)           --            --
  In excess of net investment income                       --           (0.02)           --            --            --
  In excess of net realized gains                          --           (0.40)           --            --            --
                                                      -------         -------       -------       -------       -------
      TOTAL DISTRIBUTIONS                                  --           (1.22)        (1.25)        (0.02)        (0.16)
                                                      -------         -------       -------       -------       -------
Change in net asset value                               (1.13)          (1.16)        (1.25)        (0.34)         2.36
                                                      -------         -------       -------       -------       -------
NET ASSET VALUE, END OF PERIOD                        $  9.85         $ 10.98       $ 12.14       $ 13.39       $ 13.73
                                                      =======         =======       =======       =======       =======
Total return(1)                                        (10.38)%(3)      0.22%          0.42%       (2.33)%        22.29%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $5,420          $6,807        $9,684       $16,416       $11,920

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                     3.34%(2)       2.90%          2.51%        2.26%(5)       2.00%(5)
  Net investment income                                 (2.25)%(2)     (0.15)%         0.64%        0.12%          1.56%
Portfolio turnover                                         69%(3)        242%           193%         152%           120%

                                                 CLASS B
                                               -----------
                                                  FROM
                                                INCEPTION
                                               11/26/96 TO
                                                12/31/96
Net asset value, beginning of period             $ 11.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                      0.01
  Net realized and unrealized gain (loss)           0.03
                                                 -------
      TOTAL FROM INVESTMENT OPERATIONS              0.04
                                                 -------
LESS DISTRIBUTIONS
  Dividends from net investment income             (0.01)
  Dividends from net realized gains                   --
  In excess of net investment income                  --
  In excess of net realized gains                     --
                                                 -------
      TOTAL DISTRIBUTIONS                          (0.01)
                                                 -------
Change in net asset value                           0.03
                                                 -------
NET ASSET VALUE, END OF PERIOD                   $ 11.37
                                                 =======
Total return(1)                                     0.33%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $2,693
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                2.00%(2)(5)
  Net investment income                             0.77%(2)
Portfolio turnover                                     2%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.61%, 2.00% and 3.37% for the periods ended December 31, 1998, 1997 and 1996, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.31%, 2.70% and 4.07% for the periods ended December 31, 1998, 1997 and 1996, respectively.
(6)  Computed using average shares outstanding.

                       See Notes to Financial Statements                      33

Phoenix-Zweig Growth & Income Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  CLASS C
                                                    -------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                       YEAR ENDED DECEMBER 31
                                                      6/30/01         -------------------------------------------------
                                                    (UNAUDITED)          2000          1999          1998          1997
Net asset value, beginning of period                  $ 11.00         $ 12.15       $ 13.37       $ 13.71       $ 11.38
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                          (0.11)(6)        0.01          0.08(6)       0.02          0.17
  Net realized and unrealized gain (loss)               (1.03)           0.06         (0.07)        (0.34)         2.33
                                                      -------         -------       -------       -------       -------
      TOTAL FROM INVESTMENT OPERATIONS                  (1.14)           0.07          0.01         (0.32)         2.50
                                                      -------         -------       -------       -------       -------
LESS DISTRIBUTIONS
  Dividends from net investment income                     --              --         (0.08)        (0.02)        (0.17)
  Dividends from net realized gains                        --           (0.80)        (1.15)           --            --
  In excess of net investment income                       --           (0.02)           --            --            --
  In excess of net realized gains                          --           (0.40)           --            --            --
                                                      -------         -------       -------       -------       -------
      TOTAL DISTRIBUTIONS                                  --           (1.22)        (1.23)        (0.02)        (0.17)
                                                      -------         -------       -------       -------       -------
Change in net asset value                               (1.14)          (1.15)        (1.22)        (0.34)         2.33
                                                      -------         -------       -------       -------       -------
NET ASSET VALUE, END OF PERIOD                        $  9.86         $ 11.00       $ 12.15       $ 13.37       $ 13.71
                                                      =======         =======       =======       =======       =======
Total return(1)                                        (10.45)%(3)      0.28%          0.45%       (2.34)%        22.15%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $2,434          $3,264        $5,507       $14,364       $13,525

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                     3.33%(2)       2.89%          2.50%        2.26%(4)       2.00%(4)
  Net investment income                                 (2.24)%(2)     (0.11)%         0.60%        0.12%          1.56%
Portfolio turnover                                         69%(3)        242%           193%         152%           120%

                                                 CLASS C
                                               -----------
                                                  FROM
                                                INCEPTION
                                               11/26/96 TO
                                                12/31/96
Net asset value, beginning of period             $ 11.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                      0.01
  Net realized and unrealized gain (loss)           0.04
                                                 -------
      TOTAL FROM INVESTMENT OPERATIONS              0.05
                                                 -------
LESS DISTRIBUTIONS
  Dividends from net investment income             (0.01)
  Dividends from net realized gains                   --
  In excess of net investment income                  --
  In excess of net realized gains                     --
                                                 -------
      TOTAL DISTRIBUTIONS                          (0.01)
                                                 -------
Change in net asset value                           0.04
                                                 -------
NET ASSET VALUE, END OF PERIOD                   $ 11.38
                                                 =======
Total return(1)                                     0.42%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $4,509
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                2.00%(2)(4)
  Net investment income                             0.77%(2)
Portfolio turnover                                     2%

                                                                                  CLASS I
                                                    -------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                       YEAR ENDED DECEMBER 31
                                                      6/30/01         -------------------------------------------------
                                                    (UNAUDITED)          2000          1999          1998          1997
Net asset value, beginning of period                  $ 11.09         $ 12.18       $ 13.44       $ 13.77       $ 11.37
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                          (0.06)(6)        0.13          0.23(6)       0.15          0.24
  Net realized and unrealized gain (loss)               (1.03)           0.05         (0.09)        (0.33)         2.40
                                                      -------         -------       -------       -------       -------
      TOTAL FROM INVESTMENT OPERATIONS                  (1.09)           0.18          0.14         (0.18)         2.64
                                                      -------         -------       -------       -------       -------
LESS DISTRIBUTIONS
  Dividends from net investment income                     --              --         (0.25)        (0.15)        (0.24)
  Dividends from net realized gains                        --           (0.80)        (1.15)           --            --
  In excess of net investment income                       --           (0.07)           --            --            --
  In excess of net realized gains                          --           (0.40)           --            --            --
                                                      -------         -------       -------       -------       -------
      TOTAL DISTRIBUTIONS                                  --           (1.27)        (1.40)        (0.15)        (0.24)
                                                      -------         -------       -------       -------       -------
Change in net asset value                               (1.09)          (1.09)        (1.26)        (0.33)         2.40
                                                      -------         -------       -------       -------       -------
NET ASSET VALUE, END OF PERIOD                        $ 10.00         $ 11.09       $ 12.18       $ 13.44       $ 13.77
                                                      =======         =======       =======       =======       =======
Total return(1)                                         (9.92)%(3)       1.19%         1.46%       (1.31)%        23.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                    $855            $948        $1,848        $1,664        $1,686

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                     2.35%(2)        1.90%         1.54%        1.26%(5)       1.00%(5)
  Net investment income                                 (1.26)%(2)       0.95%         1.72%        1.12%          2.56%
Portfolio turnover                                         69%(3)         242%          193%         152%           120%

                                                 CLASS I
                                               -----------
                                                  FROM
                                                INCEPTION
                                               11/26/96 TO
                                                12/31/96
Net asset value, beginning of period             $ 11.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                      0.02
  Net realized and unrealized gain (loss)           0.03
                                                 -------
      TOTAL FROM INVESTMENT OPERATIONS              0.05
                                                 -------
LESS DISTRIBUTIONS
  Dividends from net investment income             (0.02)
  Dividends from net realized gains                   --
  In excess of net investment income                  --
  In excess of net realized gains                     --
                                                 -------
      TOTAL DISTRIBUTIONS                          (0.02)
                                                 -------
Change in net asset value                           0.03
                                                 -------
NET ASSET VALUE, END OF PERIOD                   $ 11.37
                                                 =======
Total return(1)                                     0.41%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $101
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                1.00%(2)(5)
  Net investment income                             1.77%(2)
Portfolio turnover                                     2%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.31%, 2.70% and 4.07% for the periods ended December 31, 1998, 1997 and 1996, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.31%, 1.70% and 3.07% for the periods ended December 31, 1998, 1997 and 1996, respectively.
(6)  Computed using average shares outstanding.

34                     See Notes to Financial Statements

PHOENIX-ZWEIG MANAGED ASSETS

                          INVESTMENTS AT JUNE 30, 2001
                                  (UNAUDITED)

                                               SHARES      VALUE
                                              --------  ------------
COMMON STOCKS--30.4%

UNITED STATES--30.4%
Adobe Systems, Inc. (Computers (Software
& Services))............................        16,000  $    752,000

Advanced Micro Devices, Inc.
(Electronics (Semiconductors))(b).......         6,000       173,280

Affiliated Computer Services, Inc.
(Computers (Software & Services))(b)....         3,000       215,730

Albertson's, Inc. (Retail (Food
Chains))................................        11,000       329,890
Alcoa, Inc. (Aluminum)..................        29,000     1,142,600
Allstate Corp. (The) (Insurance
(Property-Casualty))....................        18,000       791,820

American Power Conversion Corp.
(Electrical Equipment)(b)...............        26,000       409,500

Analog Devices, Inc. (Electronics
(Semiconductors))(b)....................         8,000       346,000

AOL Time Warner, Inc.
(Entertainment)(b)......................        26,000     1,378,000

Applied Materials, Inc. (Equipment
(Semiconductors))(b)....................        13,000       638,300

Atmel Corp. (Electronics
(Semiconductors))(b)....................        38,000       512,620
AutoNation (Retail (Specialty))(b)......        25,000       290,000
AutoZone, Inc. (Retail
(Specialty))(b).........................         5,000       187,500
Bank of America Corp. (Banks (Money
Center))................................        16,000       960,480
BellSouth Corp. (Telephone).............        26,000     1,047,020
Bemis Co., Inc. (Containers & Packaging
(Paper))................................         6,000       241,020
Biogen, Inc. (Biotechnology)(b).........         2,000       108,720
Blockbuster, Inc. Class A
(Entertainment).........................        44,000       803,000
Boeing Co. (The) (Aerospace/Defense)....        13,000       722,800
Bristol-Myers Squibb Co. (Health Care
(Diversified))..........................        22,000     1,150,600

Broadcom Corp. Class A (Electronics
(Semiconductors))(b)....................         6,000       256,560

Brunswick Corp. (Leisure Time
(Products)).............................        11,000       264,330
Burlington Northern Santa Fe Corp.
(Railroads).............................        20,000       603,400
C.H. Robinson Worldwide, Inc.
(Truckers)..............................        15,000       418,350

                                               SHARES      VALUE
                                              --------  ------------
UNITED STATES--CONTINUED
Cardinal Health, Inc. (Distributors
(Food & Health))........................        28,000  $  1,932,000
Catellus Development Corp.
(Homebuilding)(b).......................        37,000       645,650
Caterpillar, Inc. (Machinery
(Diversified))..........................         2,000       100,100

Cendant Corp. (Services (Commercial &
Consumer))(b)...........................        39,000       760,500

Chevron Corp. (Oil (International
Integrated))............................         3,000       271,500
CIGNA Corp. (Health Care (Managed
Care))..................................         6,000       574,920
Cisco Systems, Inc. (Computers
(Networking))(b)........................        50,000       910,000
Citigroup, Inc. (Financial
(Diversified))..........................        38,000     2,007,920

Clorox Co. (The) (Household Products
(Non-Durable))..........................        25,000       846,250

Comverse Technology, Inc.
(Communications Equipment)(b)...........        17,000       970,700

Conoco, Inc. Class B (Oil (Domestic
Integrated))............................        46,000     1,329,400
Cooper Industries, Inc. (Electrical
Equipment)..............................        31,000     1,227,290
Coors (Adolph) Co. Class B (Beverages
(Alcoholic))............................         5,000       250,900
Darden Restaurants, Inc.
(Restaurants)...........................        24,000       669,600
Dell Computer Corp. (Computers
(Hardware))(b)..........................        56,000     1,464,400

Digital Lightwave, Inc. (Communications
Equipment)(b)...........................         5,000       184,800

Eaton Vance Corp. (Investment
Management).............................         8,000       278,400
El Paso Corp. (Natural Gas).............        10,000       525,400

Electronic Data Systems Corp. (Services
(Computer Systems)).....................         8,000       500,000

EMC Corp. (Computers
(Peripherals))(b).......................        25,000       726,250
Engelhard Corp. (Chemicals
(Diversified))..........................        41,000     1,057,390
Entergy Corp. (Electric Companies)......         8,000       307,120

Express Scripts, Inc. (Health Care
(Managed Care))(b)......................         8,000       440,240

Fannie Mae (Financial (Diversified))....        11,000       936,650
First Data Corp. (Services (Data
Processing))............................         9,000       578,250
FirstEnergy Corp. (Electric
Companies)..............................        25,000       804,000

                       See Notes to Financial Statements                      35

Phoenix-Zweig Managed Assets

                                               SHARES      VALUE
                                              --------  ------------
UNITED STATES--CONTINUED
FleetBoston Financial Corp. (Banks
(Major Regional)).......................        24,000  $    946,800

Ford Motor Co. (Automobiles)............        26,000       638,300
Freddie Mac (Financial (Diversified))...         2,000       140,000

Freeport-McMoRan Copper & Gold, Inc.
Class B (Metals Mining)(b)..............         8,000        88,400

General Electric Co. (Electrical
Equipment)..............................        52,000     2,535,000
Georgia-Pacific Group (Paper & Forest
Products)...............................        28,000       947,800

Guidant Corp. (Health Care (Medical
Products & Supplies))(b)................        13,000       468,000

Harrah's Entertainment, Inc. (Gaming,
Lottery & Pari-mutuel Companies)(b).....        19,000       670,700

HEALTHSOUTH Corp. (Health Care
(Specialized Services))(b)..............        13,000       207,610

Hillenbrand Industries, Inc.
(Manufacturing (Diversified))...........         5,000       285,550

Home Depot, Inc. (The) (Retail (Building
Supplies))..............................        23,000     1,070,650
Hormel Foods Corp. (Foods)..............        11,000       267,740

Huntington Bancshares, Inc. (Banks
(Major Regional)).......................        29,000       474,150

Intel Corp. (Electronics
(Semiconductors)).......................        40,000     1,170,000

International Business Machines Corp.
(Computers (Hardware))..................         5,000       565,000

ITT Industries, Inc. (Manufacturing
(Diversified))..........................        14,000       619,500
Jabil Circuit, Inc. (Manufacturing
(Specialized))(b).......................        10,000       308,600
JDS Uniphase Corp. (Communications
Equipment)(b)...........................        14,000       175,000
Johnson & Johnson (Health Care
(Diversified))..........................        18,000       900,000
Jones Apparel Group, Inc. (Textiles
(Apparel))(b)...........................        12,000       518,400
KLA-Tencor Corp. (Equipment
(Semiconductors))(b)....................        18,000     1,052,460
Kroger Co. (The) (Retail (Food
Chains))(b).............................        11,000       275,000

Leggett & Platt, Inc. (Household
Furnishings & Appliances)...............        41,000       903,230

Lehman Brothers Holdings, Inc.
(Investment Banking/Brokerage)..........        13,000     1,010,750

                                               SHARES      VALUE
                                              --------  ------------
UNITED STATES--CONTINUED

Level 3 Communications, Inc.
(Telecommunications (Long
Distance))(b)...........................        32,000  $    175,680

Loews Corp. (Insurance (Multi-Line))....         5,000       322,150

Macrovision Corp. (Computers (Software &
Services))(b)...........................         6,000       411,000

Marriott International, Inc. Class A
(Lodging-Hotels)........................         3,000       142,020

May Department Stores Co. (The) (Retail
(Department Stores))....................        21,000       719,460

Maytag Corp. (Household Furnishings &
Appliances).............................        13,000       380,380

MBNA Corp. (Consumer Finance)...........         6,000       197,700

Mentor Graphics Corp. (Computers
(Software & Services))(b)...............        37,000       647,500

Merck & Co., Inc. (Health Care
(Drugs-Major Pharmaceuticals))..........        27,000     1,725,570

Mercury Interactive Corp. (Computers
(Software & Services))(b)...............         5,000       299,500

Merrill Lynch & Co., Inc. (Investment
Banking/ Brokerage).....................        18,000     1,066,500

MetLife, Inc. (Insurance
(Life/Health))..........................        16,000       495,680

MGM Mirage, Inc. (Gaming, Lottery &
Pari-mutuel Companies)(b)...............        15,000       449,400

Microsoft Corp. (Computers (Software &
Services))(b)...........................        31,000     2,263,000

Molex, Inc. (Electrical Equipment)......         6,000       219,180

Nabors Industries, Inc. (Oil & Gas
(Drilling & Equipment))(b)..............        23,000       855,600

New York Times Co. (The) Class A
(Publishing (Newspapers))...............         3,000       126,000

Novellus Systems, Inc. (Equipment
(Semiconductors))(b)....................         6,000       340,740

Oracle Corp. (Computers (Software &
Services))(b)...........................        43,000       817,000
Pactiv Corp. (Containers & Packaging
(Paper))(b).............................        30,000       402,000

36                     See Notes to Financial Statements

Phoenix-Zweig Managed Assets

                                               SHARES      VALUE
                                              --------  ------------
UNITED STATES--CONTINUED
Pepsi Bottling Group, Inc. (The)
(Beverages (Non-Alcoholic)).............        10,000  $    401,000

PepsiCo, Inc. (Beverages
(Non-Alcoholic))........................         5,000       221,000

Pfizer, Inc. (Health Care (Drugs-Major
Pharmaceuticals)).......................        38,000     1,521,900

Philip Morris Cos., Inc. (Tobacco)......        13,000       659,750
Popular, Inc. (Banks (Regional))........        15,000       494,100
Protective Life Corp. (Insurance
(Life/Health))..........................         9,000       309,330
Providian Financial Corp. (Consumer
Finance)................................        14,000       828,800
Pulte Homes, Inc. (Homebuilding)........        20,000       852,600
QUALCOMM, Inc. (Communications
Equipment)(b)...........................         7,000       409,360

Qwest Communications International, Inc.
(Telephone).............................        21,000       669,270

Radian Group, Inc. (Insurance
(Property-Casualty))....................        12,000       485,400
Reebok International Ltd.
(Footwear)(b)...........................         9,000       287,550
SBC Communications, Inc. (Telephone)....        12,000       480,720

Schering-Plough Corp. (Health Care
(Drugs-Major Pharmaceuticals))..........        26,000       942,240

Scientific-Atlanta, Inc. (Communications
Equipment)..............................         8,000       324,800

Sears, Roebuck & Co. (Retail (General
Merchandise))...........................        37,000     1,565,470

Sempra Energy (Natural Gas).............        52,000     1,421,680

Siebel Systems, Inc. (Computers
(Software & Services))(b)...............        15,000       703,500

Solectron Corp. (Electrical
Equipment)(b)...........................        19,000       347,700
SouthTrust Corp. (Banks (Major
Regional))..............................        34,000       884,000

Sprint Corp. (FON Group)
(Telecommunications (Long Distance))....        39,000       833,040

Sun Microsystems, Inc. (Computers
(Hardware))(b)..........................        37,000       581,640
TJX Cos., Inc. (The) (Retail
(Specialty-Apparel))....................        26,000       828,620
Tosco Corp. (Oil & Gas (Refining &
Marketing)).............................        29,000     1,277,450
Tyco International Ltd. (Manufacturing
(Diversified))..........................        11,000       599,500
U.S. Bancorp (Banks (Major Regional))...        64,000     1,458,560

Ultramar Diamond Shamrock Corp. (Oil &
Gas (Refining & Marketing)).............         5,000       236,250

                                               SHARES      VALUE
                                              --------  ------------
UNITED STATES--CONTINUED

UnitedHealth Group, Inc. (Health Care
(Managed Care)).........................         4,000  $    247,000

UnumProvident Corp. (Insurance
(Life/Health))..........................        17,000       546,040

USA Networks, Inc. (Broadcasting
(Television, Radio & Cable))(b).........        19,000       532,000

USX-Marathon Group (Oil (Domestic
Integrated))............................        35,000     1,032,850
Vishay Intertechnology, Inc. (Electrical
Equipment)(b)...........................        31,000       713,000
Wal-Mart Stores, Inc. (Retail (General
Merchandise))...........................        13,000       634,400

Washington Mutual, Inc. (Savings & Loan
Companies)..............................        12,000       450,600

Waste Management, Inc. (Waste
Management).............................        25,000       770,500
Wendy's International, Inc.
(Restaurants)...........................        18,000       459,720
West Corp. (Services (Commercial &
Consumer))(b)...........................        25,000       550,250
Westvaco Corp. (Paper & Forest
Products)...............................         8,000       194,320

Whirlpool Corp. (Household Furnishings &
Appliances).............................         7,000       437,500

Williams Communications Group, Inc.
(Telecommunications (Long
Distance))(b)...........................         8,223        24,258

Williams Cos., Inc. (The) (Natural
Gas)....................................        10,000       329,500

WorldCom, Inc. - MCI Group
(Telecommunications (Long Distance))....         1,040        16,744

WorldCom, Inc. - WorldCom Group
(Telecommunications (Long
Distance))(b)...........................        26,000       369,200
--------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $92,804,937)                             89,270,962
--------------------------------------------------------------------

FOREIGN COMMON STOCKS--30.1%

AUSTRALIA--3.2%
AMP Ltd. (Insurance (Life/Health))......       255,500     2,855,189
BHP Billiton Ltd. (Metals Mining).......       156,000       823,568
BHP Billiton Ltd. Bonus Shares (Metals
Mining)(b)..............................       166,155       899,130

Commonwealth Bank of Australia (Banks
(Money Center)).........................       123,000     2,134,299

OneSteel Ltd. (Iron & Steel)............        41,425        19,365

                       See Notes to Financial Statements                      37

Phoenix-Zweig Managed Assets

                                               SHARES      VALUE
                                              --------  ------------
AUSTRALIA--CONTINUED
Telstra Corp. Ltd. (Telecommunications
(Long Distance))........................       456,000  $  1,246,541

Woolworths Ltd. (Retail (Food
Chains))................................       274,000     1,531,450
                                                        ------------
                                                           9,509,542
                                                        ------------
AUSTRIA--2.1%
Austria Tabakwerke AG (Tobacco).........        10,288       718,533

Austrian Airlines/Osterreichische
Luftverkehrs AG (Airlines)..............        19,778       190,875

BWT AG (Waste Management)...............         7,633       216,472
Erste Bank der oesterreichischen
Sparkassen AG (Banks (Money Center))....        15,412       767,703

Flughafen Wien AG (Services (Commercial
& Consumer))............................        11,539       373,647

Generali Holding Vienna AG (Insurance
(Multi-Line))...........................         3,328       428,241

Mayr-Melnhof Karton AG (Containers &
Packaging (Paper))......................         6,565       290,558

Oesterreichische
Elektrizitaetswirtschafts AG Class A
(Electric Companies)....................        10,819       897,584

OMV AG (Oil & Gas (Refining &
Marketing)).............................        12,696     1,064,055

Telekom Austria AG (Telecommunications
(Long Distance))(b).....................        95,429       585,707

Wienerberger AG (Building Materials)....        33,778       571,907
                                                        ------------
                                                           6,105,282
                                                        ------------

BELGIUM--1.9%
Agfa Gevaert NV (Electronics (Component
Distributors))..........................        13,424       193,194

Delhaize Le Lion SA (Retail (Food
Chains))................................         5,025       297,142
Electrabel SA (Electric Companies)......         4,477       883,848
Fortis (Financial (Diversified))........        61,386     1,481,072

Groupe Bruxelles Lambert SA
(Manufacturing (Diversified))...........         9,785       548,379

Interbrew (Beverages (Alcoholic)).......        14,335       383,483

                                               SHARES      VALUE
                                              --------  ------------
BELGIUM--CONTINUED

KBC Bancassurance Holding (Banks (Money
Center))................................        25,638  $    911,581

Solvay SA (Chemicals (Specialty)).......         9,121       451,710
UCB SA (Health Care (Diversified))......        14,268       495,836
                                                        ------------
                                                           5,646,245
                                                        ------------

FINLAND--1.4%
Metso Oyj (Machinery (Diversified)).....         4,500        49,905
Nokia Oyj Class A (Communications
Equipment)..............................       164,800     3,734,801
Sampo Oyj Class A (Insurance
(Property-Casualty))....................        10,500        89,334
TietoEnator Oyj (Computers (Software &
Services))..............................         2,200        48,982
UPM-Kymmene Oyj (Paper & Forest
Products)...............................         8,500       240,269
                                                        ------------
                                                           4,163,291
                                                        ------------

FRANCE--3.2%
Alcatel SA (Communications Equipment)...        28,466       595,231

Aventis SA (Health Care (Drugs-Major
Pharmaceuticals)).......................        11,335       904,888

Axa (Insurance (Multi-Line))............        17,820       507,639
BNP Paribas SA (Banks (Money Center))...         9,150       796,299
Carrefour SA (Retail (Food Chains)).....         3,700       195,769

Compagnie de Saint-Gobain (Containers &
Packaging (Paper))......................         3,001       407,758

France Telecom SA (Telecommunications
(Long Distance))........................        15,049       717,262

L'Air Liquide SA (Chemicals
(Specialty))............................         1,811       260,173
L'Oreal SA (Household Products
(Non-Durable))..........................        15,870     1,024,421

LVMH (Moet Hennessy Louis Vuitton)
(Textiles (Apparel))....................         5,220       262,936

Schneider Electric SA (Electrical
Equipment)..............................         5,776       319,302
Simco SA Registered Shares (Financial
(Diversified))..........................         6,600       426,873

STMicroelectronics NV (Electronics
(Semiconductors)).......................        12,973       450,284

TotalFinaElf SA (Oil & Gas (Refining &
Marketing)).............................        13,157     1,842,274

Vivendi Universal SA (Broadcasting
(Television, Radio & Cable))............        14,034       817,989
                                                        ------------
                                                           9,529,098
                                                        ------------

38                     See Notes to Financial Statements

Phoenix-Zweig Managed Assets

                                               SHARES      VALUE
                                              --------  ------------
GERMANY--3.6%
Allianz AG Registered Shares (Insurance
(Multi-Line))...........................         5,250  $  1,540,902

BASF AG (Chemicals (Diversified)).......        26,200     1,026,938
Bayer AG (Chemicals (Diversified))......        39,700     1,546,003

Bayerische Hypo-und Vereinsbank AG
(Banks (Money Center))..................         6,250       305,294
DaimlerChrysler AG Registered Shares
(Automobiles)...........................        20,160       925,021

Deutsche Bank AG Registered Shares
(Banks (Money Center))..................         8,700       621,618

Dresdner Bank AG (Banks (Money
Center))................................        16,500       751,498
E.On AG (Manufacturing (Diversified))...         9,360       486,526
KarstadtQuelle AG (Retail (Department
Stores))................................         7,500       232,700

Muenchener
Rueckversicherungs-Gesellschaft AG
Registered Shares (Insurance
(Multi-Line))...........................           300        84,191

RWE AG (Manufacturing (Diversified))....        19,550       774,559
SAP AG (Computers (Software &
Services))..............................         3,000       413,718
Siemens AG (Manufacturing
(Diversified))..........................        24,300     1,470,870
Volkswagen AG (Automobiles).............         6,800       317,768
                                                        ------------
                                                          10,497,606
                                                        ------------

ITALY--2.4%
Assicurazioni Generali SPA (Insurance
(Life/Health))..........................        29,198       877,492
Benetton Group SPA (Textiles
(Apparel))..............................         9,661       129,551
Enel SPA (Electric Companies)...........       154,067       470,846
Eni SPA (Oil (Domestic
Integrated))(b).........................        81,153       989,302
Fiat SPA (Automobiles)..................        10,156       198,608
IntesaBCI SPA (Banks (Money Center))....        63,000       222,402

Mediaset SPA (Broadcasting (Television,
Radio & Cable)).........................        36,087       303,668

Mediobanca SPA (Banks (Major
Regional))..............................        17,635       188,407
Pirelli SPA (Electrical Equipment)......       103,067       287,063

Riunione Adriatica di Sicurta SPA
(Insurance (Multi-Line))................        26,416       324,710

San Paolo - IMI SPA (Banks (Money
Center))................................        31,472       403,378
Seat Pagine Gialle SPA (Specialty
Printing)(b)............................         4,737         4,872
Sirti SPA (Engineering &
Construction)(b)........................        19,582        24,269
Snia SPA (Chemicals (Specialty))........        16,406        29,722

                                               SHARES      VALUE
                                              --------  ------------
ITALY--CONTINUED

Telecom Italia Mobile SPA
(Telecommunications
(Cellular/Wireless))....................       263,066  $  1,340,674

Telecom Italia SPA (Telecommunications
(Long Distance))........................        84,595       759,123

UniCredito Italiano SPA (Banks (Money
Center))................................       134,443       577,043
                                                        ------------
                                                           7,131,130
                                                        ------------

JAPAN--4.6%
Acom Co., Ltd. (Consumer Finance).......         3,600       317,811
Aiful Corp. (Consumer Finance)..........         5,260       474,480
Ajinomoto Co., Inc. (Foods).............         9,000        96,556
Asahi Bank Ltd. (The) (Banks (Money
Center))................................        26,000        56,288
Asahi Glass Co., Ltd. (Chemicals
(Specialty))............................         9,000        74,762
Asahi Kasei Corp. (Chemicals
(Specialty))............................        19,000        79,830
Bridgestone Corp. (Auto Parts &
Equipment)..............................         8,000        83,710
Canon, Inc. (Electronics (Component
Distributors))..........................        12,000       484,943

Daiwa Securities Group, Inc. (Investment
Banking/ Brokerage).....................        24,000       251,131

Denso Corp. (Auto Parts & Equipment)....        10,000       190,834
East Japan Railway Co. (Railroads)......            32       184,740
Fanuc Ltd. (Machinery (Diversified))....         2,800       139,421
Fuji Photo Film Co., Ltd. (Leisure Time
(Products)).............................        14,000       603,934
Fujikura Ltd. (Electrical Equipment)....         2,000        12,188
Fujitsu Ltd. (Computers (Hardware)).....        14,000       147,055
Hitachi Ltd. (Manufacturing
(Diversified))..........................        44,000       432,183
Honda Motor Co., Ltd. (Automobiles).....        10,000       439,400
Ito-Yokado Co., Ltd. (Retail (Food
Chains))................................         3,000       138,315

Kansai Electric Power Co., Inc. (The)
(Electric Companies)....................        10,500       178,065

Keio Electric Railway Co., Ltd. (Retail
(Department Stores))....................        62,000       322,141

Kinki Nippon Railway Co., Ltd.
(Railroads).............................        29,870       119,752
Kirin Brewery Co., Ltd. (Beverages
(Alcoholic))............................        15,000       127,610
Kuraray Co., Ltd. (Chemicals
(Specialty))............................        16,000       119,055

Kyocera Corp. (Electronics (Component
Distributors))..........................         2,800       246,962

Kyowa Hakko Kogyo Co., Ltd. (Health Care
(Diversified))..........................         3,000        19,965

Marui Co., Ltd. (Retail (Department
Stores))................................         4,000        57,731

                       See Notes to Financial Statements                      39

Phoenix-Zweig Managed Assets

                                               SHARES      VALUE
                                              --------  ------------
JAPAN--CONTINUED
Matsushita Electric Industrial Co., Ltd.
(Electronics (Component
Distributors))..........................        16,000  $    250,426

Minebea Co., Ltd. (Machinery
(Diversified))..........................        17,000       111,911
Mitsubishi Chemical Corp. (Chemicals
(Specialty))............................        38,000       101,768
Mitsubishi Corp. (Distributors (Food &
Health))................................        18,000       145,050

Mitsubishi Heavy Industries Ltd.
(Machinery (Diversified))...............        26,000       118,622

Mitsubishi Tokyo Financial Group, Inc.
(Banks (Money Center))(b)...............            45       375,254

Mitsui & Co., Ltd. (Distributors (Food &
Health))................................        29,000       195,092
Mizuho Holdings, Inc. (Banks (Money
Center))................................            68       316,240

Murata Manufacturing Co., Ltd.
(Electrical Equipment)..................         4,000       265,885

NGK Insulators Ltd. (Electrical
Equipment)..............................         9,000        79,020
Nichiro Corp. (Foods)...................        18,000        34,639
Nippon Flour Mills Co., Ltd. (Foods)....         4,000        10,424
Nippon Steel Corp. (Iron & Steel).......       125,000       189,431

Nippon Telegraph & Telephone Corp.
(Telecommunications (Long Distance))....           100       521,186

Nippon Yusen Kabushiki Kaisha
(Shipping)..............................        37,000       146,557
Nissan Motor Co., Ltd. (Automobiles)....        22,000       151,882

Nisshin Flour Milling Co., Ltd.
(Agricultural Products).................        19,000       141,378
Obayashi Corp. (Engineering &
Construction)...........................        16,000        62,222
Oji Paper Co., Ltd. (Paper & Forest
Products)...............................        15,000        74,209
Osaka Gas Co., Ltd. (Natural Gas).......         4,000        12,893
Promise Co., Ltd. (Consumer Finance)....         1,800       148,370
Rohm Co., Ltd. (Electronics
(Semiconductors)).......................         1,000       155,394

Sankyo Co., Ltd. (Health Care
(Drugs-Major Pharmaceuticals))..........         4,000        72,164

Sanyo Electric Co., Ltd. (Electronics
(Component Distributors))...............        18,000       113,731

Shinagawa Refractories Co., Ltd.
(Construction (Cement & Aggregates))....        12,000        20,495

Shin-Etsu Chemical Co., Ltd. (Chemicals
(Specialty))............................         7,000       257,065

                                               SHARES      VALUE
                                              --------  ------------
JAPAN--CONTINUED

Shizuoka Bank Ltd. (The) (Banks (Money
Center))................................         5,000  $     41,935
Sony Corp. (Household Furnishings &
Appliances).............................        11,500       756,120

Sumitomo Chemical Co., Ltd. (Chemicals
(Specialty))............................         9,000        40,628

Sumitomo Electric Industries Ltd.
(Electrical Equipment)..................        13,000       147,391

Sumitomo Mitsui Banking Corp. (Banks
(Money Center)).........................        50,600       417,895

Takeda Chemical Industries Ltd. (Health
Care (Drugs-Major Pharmaceuticals)).....        18,000       837,105

Takefuji Corp. (Consumer Finance).......         1,700       154,439
Toa Corp. (Engineering &
Construction)...........................         1,000         1,195
Toho Zinc Co., Ltd. (Metals Mining).....         6,000        10,680

Tokyo Electric Power Co., Inc. (The)
(Electric Companies)....................           800        20,719

Toppan Printing Co., Ltd. (Specialty
Printing)...............................        13,000       133,736
Toray Industries, Inc. (Textiles (Home
Furnishings))...........................        25,000        99,827

Toyoda Automatic Loom Works Ltd. (Auto
Parts & Equipment)......................         4,000        82,428

Toyota Motor Corp. (Automobiles)........        26,000       915,202
UFJ Holdings, Inc. (Banks (Money
Center))(b).............................            15        80,704

Yamanouchi Pharmaceutical Co., Ltd.
(Health Care (Diversified)).............         6,000       168,383
                                                        ------------
                                                          13,378,557
                                                        ------------

NORWAY--2.1%
Bergesen d.y. ASA (Shipping)............        16,200       295,002
DnB Holding ASA (Banks (Major
Regional))..............................       149,300       647,703
Elkem ASA (Metal Fabricators)...........         9,200       152,257
Frontline Ltd. (Shipping)...............        14,700       251,941
Kvaerner ASA (Engineering &
Construction)(b)........................        20,900       146,639

Merkantildata ASA (Computers (Software &
Services))(b)...........................        25,600        42,504

Norsk Hydro ASA (Manufacturing
(Diversified))..........................        46,000     1,948,791

Norske Skogindustrier ASA (Paper &
Forest Products)........................        12,800       194,011

40                     See Notes to Financial Statements

Phoenix-Zweig Managed Assets

                                               SHARES      VALUE
                                              --------  ------------
NORWAY--CONTINUED
Opticom ASA (Computers
(Peripherals))(b).......................         2,200  $    139,981
Orkla ASA (Foods).......................        39,700       718,684
Petroleum Geo-Services ASA (Oil & Gas
(Drilling & Equipment))(b)..............        16,800       170,060

Schibsted ASA (Publishing
(Newspapers))...........................        13,800       136,736
Smedvig ASA (Oil & Gas (Drilling &
Equipment)).............................         4,500        36,152
Storebrand ASA (Insurance
(Life/Health))..........................        49,100       349,755
Telenor ASA (Telecommunications (Long
Distance))..............................        89,300       368,276
Tomra Systems ASA (Manufacturing
(Diversified))..........................        29,100       458,217
                                                        ------------
                                                           6,056,709
                                                        ------------

SPAIN--2.0%
Acerinox SA (Iron & Steel)..............         2,214        61,477
Altadis SA (Tobacco)....................        11,003       156,861
Autopistas, Concesionaria Espanola SA
Registered Shares (Services (Commercial
& Consumer))............................         8,684        78,956

Banco Bilbao Vizcaya Argentaria SA
(Banks (Money Center))..................        85,696     1,108,526

Banco Santander Central Hispano SA
(Banks (Money Center))..................       121,166     1,097,555

Corporacion Financiera Alba SA
(Financial (Diversified))...............         2,443        51,704

Corporacion Mapfre, Compania
Internacional de Reaseguros SA
(Insurance (Property-Casualty)).........         3,300        68,976

Endesa SA (Electric Companies)..........        31,241       498,273

Fomento de Construcciones y Contratas SA
(Engineering & Construction)............         5,393       102,725

Gas Natural SDG SA (Natural Gas)........        12,346       199,628
Grupo Dragados SA (Engineering &
Construction)...........................         8,703       109,410
Iberdrola SA (Electric Companies).......        30,043       385,317
Repsol YPF SA (Oil & Gas (Refining &
Marketing)).............................        34,697       572,781

Sociedad General de Aguas de Barcelona
SA (Water Utilities)....................         7,372       101,539

Telefonica SA (Telecommunications (Long
Distance))(b)...........................        88,396     1,089,572

                                               SHARES      VALUE
                                              --------  ------------
SPAIN--CONTINUED

Union Fenosa SA (Electric Companies)....         7,464  $    139,329
                                                        ------------
                                                           5,822,629
                                                        ------------

SWEDEN--0.9%
ForeningsSparbanken AB (Banks (Money
Center))................................        16,100       186,366

Hennes & Mauritz AB Class B (Retail
(Specialty-Apparel))....................        25,600       438,621

Skandia Forsakrings AB (Insurance
(Life/Health))..........................        30,800       282,958

Svenska Handelsbanken AB Class A (Banks
(Money Center)).........................        21,500       307,142

Telefonaktiebolaget LM Ericsson AB Class
B (Communications Equipment)............       246,900     1,349,612
                                                        ------------
                                                           2,564,699
                                                        ------------

SWITZERLAND--0.1%
Zurich Financial Services AG (Insurance
(Multi-Line))(b)........................           604       205,999

UNITED KINGDOM--2.6%
Abbey National PLC (Financial
(Diversified))..........................        22,572       395,231
BAA PLC (Services (Commercial &
Consumer))..............................         4,734        43,942
Bass PLC (Beverages (Alcoholic))........        20,927       218,679
BOC Group PLC (Chemicals (Specialty))...        16,077       235,153
Boots Co. PLC (Retail (Drug Stores))....        16,015       135,367
BP PLC (Oil (Domestic Integrated))......       123,200     1,012,762

British Telecommunications PLC
(Telecommunications (Long Distance))....        85,577       537,993

Cadbury Schweppes PLC (Foods)...........        29,336       197,834
De La Rue PLC (Specialty Printing)......           250         1,849

GlaxoSmithKline PLC (Health Care
(Drugs-Major Pharmaceuticals))..........        45,244     1,272,633

Hilton Group PLC (Gaming, Lottery &
Pari-mutuel Companies)..................        18,800        63,193

HSBC Holdings PLC (Financial
(Diversified))..........................        66,485       787,781
Innogy Holdings PLC (Electric
Companies)..............................        13,500        42,150

International Power PLC (Power Producers
(Independent))(b).......................        13,500        56,912

Invensys PLC (Electronics (Component
Distributors))..........................        45,200        85,819

                       See Notes to Financial Statements                      41

Phoenix-Zweig Managed Assets

                                               SHARES      VALUE
                                              --------  ------------
UNITED KINGDOM--CONTINUED
Kingfisher PLC (Retail (Specialty)).....         7,396  $     40,021
Novar PLC (Building Materials)..........        11,340        25,598
Prudential PLC (Insurance
(Life/Health))..........................        28,048       339,639
Railtrack Group PLC (Railroads).........         8,800        41,152

Royal Bank of Scotland Group PLC (Banks
(Major Regional)).......................        11,488       253,178

Scottish Power PLC (Electric
Companies)..............................        19,200       141,226
Smiths Group PLC (Manufacturing
(Diversified))..........................         3,443        39,949
South African Breweries PLC (Beverages
(Alcoholic))............................        20,000       151,343
Tesco PLC (Retail (Food Chains))........        49,884       179,954
Unilever PLC (Foods)....................        38,075       320,759
Vodafone Group PLC (Telecommunications
(Cellular/ Wireless))...................       474,665     1,051,429
Wolseley PLC (Distributors (Food &
Health))................................         9,436        70,269
                                                        ------------
                                                           7,741,815
                                                        ------------
--------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $84,369,370)                             88,352,602
--------------------------------------------------------------------

FOREIGN PREFERRED STOCKS--0.0%

ITALY--0.0%
Fiat SPA (Automobiles)..................         7,403        96,013
--------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $119,170)                                    96,013
--------------------------------------------------------------------

                                      STANDARD     PAR
                                      & POOR'S    VALUE
                                       RATING     (000)
                                      ---------  --------
U.S. GOVERNMENT SECURITIES--13.4%
U.S. TREASURY BONDS--8.1%
U.S. Treasury Bonds 8.125%,
5/15/21.............................     AAA     $  5,600     7,037,072
U.S. Treasury Bonds 6.875%,
8/15/25.............................     AAA        4,200     4,716,684
U.S. Treasury Bonds 5.25%,
11/15/28............................     AAA        4,800     4,388,799
U.S. Treasury Bonds 5.375%,
2/15/31.............................     AAA        7,900     7,488,955
                                                           ------------
                                                             23,631,510
                                                           ------------
                                      STANDARD     PAR
                                      & POOR'S    VALUE
                                       RATING     (000)       VALUE
                                      ---------  --------  ------------

U.S. TREASURY NOTES--5.3%
U.S. Treasury Notes 10.75%,
5/15/03.............................     AAA     $  7,000  $  7,798,756
U.S. Treasury Notes 7.50%,
2/15/05.............................     AAA        7,100     7,726,731
                                                           ------------
                                                             15,525,487
                                                           ------------
-----------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $40,398,857)                                39,156,997
-----------------------------------------------------------------------

AGENCY NON MORTGAGE-BACKED
SECURITIES--9.8%

Freddie Mac 6.875%, 1/15/05.........   Aaa(c)      16,000    16,815,632
Freddie Mac 5.125%, 10/15/08........   Aaa(c)       5,100     4,858,770
Freddie Mac 7%, 3/15/10.............   Aaa(c)       6,700     7,084,975
-----------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $27,641,189)                                28,759,377
-----------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--11.6%

FRANCE--2.6%
Government of France 5.50%,
10/25/10............................   Aaa(c)     9,000(f)    7,744,827

GERMANY--2.4%
Deutschland Republic 5.25%,
1/4/11..............................     AAA      8,000(f)    6,878,873

NEW ZEALAND--1.3%
Government of New Zealand 6%,
11/15/11............................     AAA     10,000(g)    3,798,779

SPAIN--2.1%
Government of Spain 4%, 1/31/10.....    Aa(c)     8,000(f)    6,166,801

SWEDEN--1.7%
Government of Sweden 9%, 4/20/09....     AAA     44,000(d)    4,956,004

UNITED KINGDOM--1.5%
UK Treasury 7.25%, 12/7/07..........     AAA      1,200(e)    1,849,036
UK Treasury 8.50%, 7/16/07..........     AAA      1,600(e)    2,593,871
                                                           ------------
                                                              4,442,907
                                                           ------------
-----------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $35,544,650)                                33,988,191
-----------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--95.3%
(IDENTIFIED COST $280,878,173)                              279,624,142
-----------------------------------------------------------------------

42                     See Notes to Financial Statements

Phoenix-Zweig Managed Assets

                                                   PAR
                                                  VALUE
                                                  (000)       VALUE
                                                 --------  ------------
SHORT-TERM OBLIGATIONS--3.4%

REPURCHASE AGREEMENT--3.4%
Morgan Stanley & Co., Inc.
repurchase agreement, 4.04%, dated
6/29/01, due 7/2/01, repurchase
price $9,964,354, collateralized by
Fannie Mae Bonds 5% to 6%, 6/1/16 to
4/1/31, market value $10,259,860....             $  9,961  $  9,961,000
-----------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $9,961,000)                                  9,961,000
-----------------------------------------------------------------------

TOTAL INVESTMENTS--98.7%
(IDENTIFIED COST $290,839,173)                             289,585,142(a)
Other assets and liabilities, net--1.3%                      3,691,769
                                                          ------------
NET ASSETS--100.0%                                        $293,276,911
                                                          ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $27,034,337 and gross depreciation of $28,475,092 for federal income tax purposes. At June 30, 2001, the aggregate cost of securities for federal income tax purposes was $291,025,897.
(b)  Non-income producing.
(c)  As rated by Moody's or Fitch.
(d)  Par value represents Swedish Krona.
(e)  Par value represents British Pound.
(f)  Par value represents Euro.
(g)  Par value represents New Zealand Dollar.

                       See Notes to Financial Statements                      43

Phoenix-Zweig Managed Assets

                            INDUSTRY DIVERSIFICATION
                       AS A PERCENTAGE OF TOTAL VALUE OF
                          TOTAL LONG-TERM INVESTMENTS
                                  (UNAUDITED)

Aerospace/Defense.......................     0.3%
Agency Non-Mortgage Backed Securities...    10.3
Airlines................................     0.1
Aluminum................................     0.4
Auto Parts & Equipment..................     0.1
Automobiles.............................     1.3
Banks (Major Regional)..................     1.7
Banks (Money Center)....................     4.4
Banks (Regional)........................     0.2
Beverages (Alcoholic)...................     0.4
Beverages (Non-Alcoholic)...............     0.2
Broadcasting (Television, Radio &
Cable)..................................     0.6
Building Materials......................     0.2
Chemicals (Diversified).................     1.3
Chemicals (Specialty)...................     0.6
Communications Equipment................     2.8
Computers (Hardware)....................     1.0
Computers (Networking)..................     0.3
Computers (Peripherals).................     0.3
Computers (Software & Services).........     2.4
Consumer Finance........................     0.8
Containers & Packaging (Paper)..........     0.5
Distributors (Food & Health)............     0.8
Electric Companies......................     1.7
Electrical Equipment....................     2.3
Electronics (Component Distributors)....     0.5
Electronics (Semiconductors)............     1.1
Engineering & Construction..............     0.2
Entertainment...........................     0.8
Equipment (Semiconductors)..............     0.7
Financial (Diversified).................     2.2
Foods...................................     0.6
Footwear................................     0.1
Foreign Government Securities...........    12.2
Gaming, Lottery & Pari-Mutuel
Companies...............................     0.4
Health Care (Diversified)...............     1.0
Health Care (Drugs-Major
Pharmaceuticals)........................     2.6
Health Care (Managed Care)..............     0.5
Health Care (Medical Products &
Supplies)...............................     0.2
Health Care (Specialized Services)......     0.1
Homebuilding............................     0.5
Household Furnishings & Appliances......     0.9
Household Products (Non-Durable)........     0.7
Insurance (Life/Health).................     2.2%
Insurance (Multi-Line)..................     1.2
Insurance (Property-Casualty)...........     0.5
Investment Banking/Brokerage............     0.8
Investment Management...................     0.1
Iron & Steel............................     0.1
Leisure Time (Products).................     0.3
Machinery (Diversified).................     0.2
Manufacturing (Diversified).............     2.7
Manufacturing (Specialized).............     0.1
Metal Fabricators.......................     0.1
Metals Mining...........................     0.7
Natural Gas.............................     0.9
Oil & Gas (Drilling & Equipment)........     0.4
Oil & Gas (Refining & Marketing)........     1.8
Oil (Domestic Integrated)...............     1.6
Oil (International Integrated)..........     0.1
Paper & Forest Products.................     0.6
Publishing (Newspapers).................     0.1
Railroads...............................     0.3
Restaurants.............................     0.4
Retail (Building Supplies)..............     0.4
Retail (Department Stores)..............     0.5
Retail (Food Chains)....................     1.1
Retail (General Merchandise)............     0.8
Retail (Specialty)......................     0.2
Retail (Specialty-Apparel)..............     0.5
Savings & Loan Companies................     0.2
Services (Commercial & Consumer)........     0.6
Services (Computer Systems).............     0.2
Services (Data Processing)..............     0.2
Shipping................................     0.2
Telecommunications
(Cellular/Wireless).....................     0.9
Telecommunications (Long Distance)......     2.6
Telephone...............................     0.8
Textiles (Apparel)......................     0.3
Tobacco.................................     0.5
Truckers................................     0.1
U.S. Government Securities..............    14.0
Waste Management........................     0.4
                                          ------
                                           100.0%
                                          ======

Phoenix-Zweig Managed Assets

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2001
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $290,839,173)                              $  289,585,142
Foreign currency at value
  (Identified cost $2,484,300)                                     2,376,247
Cash                                                                  18,388
Net unrealized appreciation on forward foreign currency
  contracts                                                          178,007
Receivables
  Interest and dividends                                           2,346,179
  Tax reclaims                                                       177,741
  Fund shares sold                                                    74,756
  Receivable from Advisor                                             55,334
Prepaid expenses                                                      28,397
                                                              --------------
    Total assets                                                 294,840,191
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                            908,732
  Investment advisory fee                                            247,951
  Distribution fee                                                   214,576
  Transfer agent fee                                                  79,930
  Financial agent fee                                                 10,737
  Trustees' fee                                                        1,289
Accrued expenses                                                     100,065
                                                              --------------
    Total liabilities                                              1,563,280
                                                              --------------
NET ASSETS                                                    $  293,276,911
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  288,860,049
Undistributed net investment income                                1,814,810
Accumulated net realized gain                                      3,853,380
Net unrealized depreciation                                       (1,251,328)
                                                              --------------
NET ASSETS                                                    $  293,276,911
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $54,879,802)                 5,118,568
Net asset value per share                                             $10.72
Offering price per share $10.72/(1-5.75%)                             $11.37
CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $23,129,641)                 2,148,138
Net asset value and offering price per share                          $10.77
CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $214,133,363)               20,271,417
Net asset value and offering price per share                          $10.56
CLASS I
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $1,134,105)                    104,340
Net asset value and offering price per share                          $10.87

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2001
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $    4,057,436
Dividends                                                          2,127,397
Foreign taxes withheld                                              (176,546)
                                                              --------------
    Total investment income                                        6,008,287
                                                              --------------
EXPENSES
Investment advisory fee                                            1,619,472
Distribution fee, Class A                                             90,361
Distribution fee, Class B                                            126,781
Distribution fee, Class C                                          1,185,727
Financial agent fee                                                   68,215
Transfer agent                                                       210,343
Custodian                                                             59,641
Printing                                                              37,605
Professional                                                          28,350
Registration                                                          22,571
Trustees                                                               7,949
Miscellaneous                                                         24,268
                                                              --------------
    Total expenses                                                 3,481,283
                                                              --------------
NET INVESTMENT INCOME                                              2,527,004
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                    8,581,856
Net realized loss on futures contracts                               (67,727)
Net realized gain on foreign currency transactions                   142,671
Net change in unrealized appreciation (depreciation) on
  investments                                                    (33,632,801)
Net change in unrealized appreciation (depreciation) on
  foreign currency and foreign currency transactions                (205,925)
                                                              --------------
NET LOSS ON INVESTMENTS                                          (25,181,926)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  (22,654,922)
                                                              ==============

                       See Notes to Financial Statements                      45

Phoenix-Zweig Managed Assets

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            6/30/01      Year Ended
                                          (Unaudited)     12/31/00
                                          ------------  -------------
FROM OPERATIONS
  Net investment income (loss)            $  2,527,004  $   8,297,193
  Net realized gain (loss)                   8,656,800     27,592,804
  Net change in unrealized appreciation
    (depreciation)                         (33,838,726)   (48,056,895)
                                          ------------  -------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS              (22,654,922)   (12,166,898)
                                          ------------  -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A              (370,115)      (773,132)
  Net investment income, Class B               (67,023)      (205,626)
  Net investment income, Class C              (652,807)    (1,876,284)
  Net investment income, Class I                (9,309)       (29,598)
  Net realized gains, Class A                       --     (7,674,603)
  Net realized gains, Class B                       --     (3,321,220)
  Net realized gains, Class C                       --    (31,192,967)
  Net realized gains, Class I                       --       (132,858)
  In excess of net realized gains, Class
    A                                               --     (2,848,962)
  In excess of net realized gains, Class
    B                                               --     (1,232,901)
  In excess of net realized gains, Class
    C                                               --    (11,579,434)
  In excess of net realized gains, Class
    I                                               --        (49,320)
                                          ------------  -------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (1,099,254)   (60,916,905)
                                          ------------  -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (1,323,472 and 5,670,836 shares,
    respectively)                           15,091,586     78,327,215
  Net asset value of shares issued from
    reinvestment of distributions
    (29,390 and 891,842 shares,
    respectively)                              317,114     10,443,317
  Cost of shares repurchased (1,999,352
    and 8,153,033 shares, respectively)    (22,603,979)  (112,544,372)
                                          ------------  -------------
Total                                       (7,195,279)   (23,773,840)
                                          ------------  -------------
CLASS B
  Proceeds from sales of shares (45,580
    and 378,226 shares, respectively)          504,704      5,225,369
  Net asset value of shares issued from
    reinvestment of distributions
    (4,612 and 368,773 shares,
    respectively)                               49,955      4,313,650
  Cost of shares repurchased (359,475
    and 1,110,770 shares, respectively)     (3,995,633)   (15,241,363)
                                          ------------  -------------
Total                                       (3,440,974)    (5,702,344)
                                          ------------  -------------
CLASS C
  Proceeds from sales of shares (138,015
    and 498,378 shares, respectively)        1,524,423      6,824,995
  Net asset value of shares issued from
    reinvestment of distributions
    (47,900 and 3,540,059 shares,
    respectively)                              509,174     40,648,188
  Cost of shares repurchased (3,207,244
    and 8,001,111 shares, respectively)    (34,994,766)  (108,343,581)
                                          ------------  -------------
Total                                      (32,961,169)   (60,870,398)
                                          ------------  -------------
CLASS I
  Proceeds from sales of shares (748 and
    47,637 shares, respectively)                 8,460        664,006
  Net asset value of shares issued from
    reinvestment of distributions
    (852 and 17,608 shares,
    respectively)                                9,309        211,767
  Cost of shares repurchased (0 and
    118,652 shares, respectively)                   --     (1,671,488)
                                          ------------  -------------
Total                                           17,769       (795,715)
                                          ------------  -------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                     (43,579,653)   (91,142,297)
                                          ------------  -------------
  NET INCREASE (DECREASE) IN NET ASSETS    (67,333,829)  (164,226,100)
NET ASSETS
  Beginning of period                      360,610,740    524,836,840
                                          ------------  -------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $1,814,810 AND $387,060,
    RESPECTIVELY]                         $293,276,911  $ 360,610,740
                                          ============  =============

46                     See Notes to Financial Statements

Phoenix-Zweig Managed Assets

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS A
                                                    --------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                  YEAR ENDED DECEMBER 31
                                                      6/30/01         --------------------------------------
                                                    (UNAUDITED)           2000           1999           1998
Net asset value, beginning of period                 $  11.53         $  14.04       $  14.18       $  12.72
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                           0.13             0.34(4)        0.31(4)        0.38(5)
  Net realized and unrealized gain (loss)               (0.87)           (0.65)          0.91           1.50
                                                     --------         --------       --------       --------
      TOTAL FROM INVESTMENT OPERATIONS                  (0.74)           (0.31)          1.22           1.88
                                                     --------         --------       --------       --------
LESS DISTRIBUTIONS
  Dividends from net investment income                  (0.07)           (0.11)         (0.25)         (0.38)
  Dividends from net realized gains                        --            (1.52)         (1.11)         (0.04)
  In excess of net realized gains                          --            (0.57)            --             --
                                                     --------         --------       --------       --------
      TOTAL DISTRIBUTIONS                               (0.07)           (2.20)         (1.36)         (0.42)
                                                     --------         --------       --------       --------
Change in net asset value                               (0.81)           (2.51)         (0.14)          1.46
                                                     --------         --------       --------       --------
NET ASSET VALUE, END OF PERIOD                       $  10.72         $  11.53       $  14.04       $  14.18
                                                     ========         ========       ========       ========
Total return(1)                                         (6.40)%(3)      (2.22)%          8.81%         14.87%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $54,880          $66,460       $103,267       $122,085

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                     1.58%(2)        1.51%           1.51%          1.51%
  Net investment income                                  2.12%(2)        2.46%           2.13%          2.77%(5)
Portfolio turnover                                         39%(3)         100%             50%            62%

                                                       CLASS A
                                               ------------------------

                                                YEAR ENDED DECEMBER 31
                                               ------------------------
                                                   1997            1996
Net asset value, beginning of period           $  12.75       $   12.48
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                     0.13(5)         0.35(5)
  Net realized and unrealized gain (loss)          1.83            0.86
                                               --------       ---------
      TOTAL FROM INVESTMENT OPERATIONS             1.96            1.21
                                               --------       ---------
LESS DISTRIBUTIONS
  Dividends from net investment income               --           (0.45)
  Dividends from net realized gains               (1.99)          (0.49)
  In excess of net realized gains                    --              --
                                               --------       ---------
      TOTAL DISTRIBUTIONS                         (1.99)          (0.94)
                                               --------       ---------
Change in net asset value                         (0.03)           0.27
                                               --------       ---------
NET ASSET VALUE, END OF PERIOD                 $  12.72       $   12.75
                                               ========       =========
Total return(1)                                   15.47%           9.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $110,908        $114,837
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                               1.59%           1.64%
  Net investment income                            2.40%(5)        2.64%(5)
Portfolio turnover                                  168%            187%

                                                                                    CLASS B
                                                    -----------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                         YEAR ENDED DECEMBER 31
                                                      6/30/01         -----------------------------------------------------
                                                    (UNAUDITED)         2000           1999           1998           1997
Net asset value, beginning of period                 $  11.57         $  14.15       $  14.28       $  12.79       $  12.90
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                           0.08             0.24(4)        0.21(4)        0.26(5)        0.04(5)
  Net realized and unrealized gain (loss)               (0.85)           (0.65)          0.91           1.53           1.84
                                                     --------         --------       --------       --------       --------
      TOTAL FROM INVESTMENT OPERATIONS                  (0.77)           (0.41)          1.12           1.79           1.88
                                                     --------         --------       --------       --------       --------
LESS DISTRIBUTIONS
  Dividends from net investment income                  (0.03)           (0.08)         (0.14)         (0.26)            --
  Dividends from net realized gains                        --            (1.52)         (1.11)         (0.04)         (1.99)
  In excess of net realized gains                          --            (0.57)            --             --             --
                                                     --------         --------       --------       --------       --------
      TOTAL DISTRIBUTIONS                               (0.03)           (2.17)         (1.25)         (0.30)         (1.99)
                                                     --------         --------       --------       --------       --------
Change in net asset value                               (0.80)           (2.58)         (0.13)          1.49          (0.11)
                                                     --------         --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD                       $  10.77         $  11.57       $  14.15       $  14.28       $  12.79
                                                     ========         ========       ========       ========       ========
Total return(1)                                         (6.65)%(3)      (2.97)%          8.03%         14.06%         14.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $23,130          $28,441        $39,910        $33,172        $18,117

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                     2.28%(2)        2.21%           2.21%          2.21%          2.29%
  Net investment income                                  1.43%(2)        1.75%           1.44%          2.07%(5)       1.70%(5)
Portfolio turnover                                         39%(3)         100%             50%            62%           168%

                                                CLASS B
                                               ---------
                                                 FROM
                                               INCEPTION
                                               4/8/96 TO
                                               12/31/96
Net asset value, beginning of period           $   12.43
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                      0.13(5)
  Net realized and unrealized gain (loss)           1.00
                                               ---------
      TOTAL FROM INVESTMENT OPERATIONS              1.13
                                               ---------
LESS DISTRIBUTIONS
  Dividends from net investment income             (0.17)
  Dividends from net realized gains                (0.49)
  In excess of net realized gains                     --
                                               ---------
      TOTAL DISTRIBUTIONS                          (0.66)
                                               ---------
Change in net asset value                           0.47
                                               ---------
NET ASSET VALUE, END OF PERIOD                 $   12.90
                                               =========
Total return(1)                                     9.11%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $6,339
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                2.34%(2)
  Net investment income                             1.94%(2)(5)
Portfolio turnover                                   187%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.
(5)  Includes realized gains and losses on foreign currency transactions.

                       See Notes to Financial Statements                      47

Phoenix-Zweig Managed Assets

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS C
                                                    --------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                  YEAR ENDED DECEMBER 31
                                                      6/30/01         --------------------------------------
                                                    (UNAUDITED)           2000           1999           1998
Net asset value, beginning of period                 $  11.36         $  13.92       $  14.07       $  12.63
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                           0.08             0.24(4)        0.21(4)        0.29(5)
  Net realized and unrealized gain (loss)               (0.85)           (0.63)          0.89           1.48
                                                     --------         --------       --------       --------
      TOTAL FROM INVESTMENT OPERATIONS                  (0.77)           (0.39)          1.10           1.77
                                                     --------         --------       --------       --------
LESS DISTRIBUTIONS
  Dividends from net investment income                  (0.03)           (0.08)         (0.14)         (0.29)
  Dividends from net realized gains                        --            (1.52)         (1.11)         (0.04)
  In excess of net realized gains                          --            (0.57)            --             --
                                                     --------         --------       --------       --------
      TOTAL DISTRIBUTIONS                               (0.03)           (2.17)         (1.25)         (0.33)
                                                     --------         --------       --------       --------
Change in net asset value                               (0.80)           (2.56)         (0.15)          1.44
                                                     --------         --------       --------       --------
NET ASSET VALUE, END OF PERIOD                       $  10.56         $  11.36       $  13.92       $  14.07
                                                     ========         ========       ========       ========
Total return(1)                                         (6.76)%(3)      (2.86)%          8.01%         14.03%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $214,133         $264,509       $379,445       $429,655

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                     2.28%(2)        2.21%           2.21%          2.21%
  Net investment income                                  1.43%(2)        1.74%           1.43%          2.07%(5)
Portfolio turnover                                         39%(3)         100%             50%            62%

                                                       CLASS C
                                               ------------------------

                                                YEAR ENDED DECEMBER 31
                                               ------------------------
                                                   1997            1996
Net asset value, beginning of period           $  12.76       $   12.49
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                     0.04(5)         0.27(5)
  Net realized and unrealized gain (loss)          1.82            0.85
                                               --------       ---------
      TOTAL FROM INVESTMENT OPERATIONS             1.86            1.12
                                               --------       ---------
LESS DISTRIBUTIONS
  Dividends from net investment income               --           (0.36)
  Dividends from net realized gains               (1.99)          (0.49)
  In excess of net realized gains                    --              --
                                               --------       ---------
      TOTAL DISTRIBUTIONS                         (1.99)          (0.85)
                                               --------       ---------
Change in net asset value                         (0.13)           0.27
                                               --------       ---------
NET ASSET VALUE, END OF PERIOD                 $  12.63       $   12.76
                                               ========       =========
Total return(1)                                   14.67%           9.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $407,625        $426,194
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                               2.29%           2.34%
  Net investment income                            1.70%(5)        1.94%(5)
Portfolio turnover                                  168%            187%

                                                                                    CLASS I
                                                    -----------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                         YEAR ENDED DECEMBER 31
                                                      6/30/01         -----------------------------------------------------
                                                    (UNAUDITED)           2000           1999           1998           1997
Net asset value, beginning of period                 $  11.69         $  14.18       $  14.31       $  13.05       $  12.99
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                           0.14             0.41(4)        0.36(4)        0.56(5)        0.09(5)
  Net realized and unrealized gain (loss)               (0.87)           (0.68)          0.91           1.41           1.96
                                                     --------         --------       --------       --------       --------
      TOTAL FROM INVESTMENT OPERATIONS                  (0.73)           (0.27)          1.27           1.97           2.05
                                                     --------         --------       --------       --------       --------
LESS DISTRIBUTIONS
  Dividends from net investment income                  (0.09)           (0.13)         (0.29)         (0.67)            --
  Dividends from net realized gains                        --            (1.52)         (1.11)         (0.04)         (1.99)
  In excess of net realized gains                          --            (0.57)            --             --             --
                                                     --------         --------       --------       --------       --------
      TOTAL DISTRIBUTIONS                               (0.09)           (2.22)         (1.40)         (0.71)         (1.99)
                                                     --------         --------       --------       --------       --------
Change in net asset value                               (0.82)           (2.49)         (0.13)          1.26           0.06
                                                     --------         --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD                       $  10.87         $  11.69       $  14.18       $  14.31       $  13.05
                                                     ========         ========       ========       ========       ========
Total return(1)                                         (6.25)%(3)      (1.95)%          9.08%         15.16%         15.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $1,134           $1,201         $2,214         $1,848         $2,645

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                     1.28%(2)        1.21%           1.21%          1.21%          1.29%
  Net investment income                                  2.44%(2)        2.88%           2.43%          3.07%(5)       2.70%(5)
Portfolio turnover                                         39%(3)         100%             50%            62%           168%

                                                CLASS I
                                               ----------
                                                  FROM
                                               INCEPTION
                                               11/1/96 TO
                                                12/31/96
Net asset value, beginning of period            $  13.02
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                      0.05(5)
  Net realized and unrealized gain (loss)           0.45
                                                --------
      TOTAL FROM INVESTMENT OPERATIONS              0.50
                                                --------
LESS DISTRIBUTIONS
  Dividends from net investment income             (0.04)
  Dividends from net realized gains                (0.49)
  In excess of net realized gains                     --
                                                --------
      TOTAL DISTRIBUTIONS                          (0.53)
                                                --------
Change in net asset value                          (0.03)
                                                --------
NET ASSET VALUE, END OF PERIOD                  $  12.99
                                                ========
Total return(1)                                     3.83%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $2,893
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                1.34%(2)
  Net investment income                             2.94%(2)(5)
Portfolio turnover                                   187%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.
(5)  Includes realized gains and losses on foreign currency transactions.

48                     See Notes to Financial Statements

PHOENIX-ZWEIG STRATEGY FUND

                          INVESTMENTS AT JUNE 30, 2001
                                  (UNAUDITED)

                                               SHARES      VALUE
                                              --------  ------------
COMMON STOCKS--97.2%

AEROSPACE/DEFENSE--1.0%
Boeing Co. (The)........................        31,000  $  1,723,600
Lockheed Martin Corp....................         6,000       222,300
                                                        ------------
                                                           1,945,900
                                                        ------------

ALUMINUM--1.3%
Alcoa, Inc..............................        68,000     2,679,200

AUTOMOBILES--0.9%
Ford Motor Co...........................        72,000     1,767,600

BANKS (MAJOR REGIONAL)--4.2%
FleetBoston Financial Corp..............        57,000     2,248,650
PNC Financial Services Group............         8,000       526,320
SouthTrust Corp.........................        85,000     2,210,000
U.S. Bancorp............................       153,480     3,497,809
                                                        ------------
                                                           8,482,779
                                                        ------------
BANKS (MONEY CENTER)--1.3%
Bank of America Corp....................        42,000     2,521,260

BEVERAGES (ALCOHOLIC)--0.2%
Coors (Adolph) Co. Class B..............        10,000       501,800

BEVERAGES (NON-ALCOHOLIC)--0.6%
Pepsi Bottling Group, Inc. (The)........        12,000       481,200
PepsiCo, Inc............................        15,000       663,000
                                                        ------------
                                                           1,144,200
                                                        ------------

BIOTECHNOLOGY--0.1%
Biogen, Inc.(b).........................         5,000       271,800
CHEMICALS (DIVERSIFIED)--1.2%
Engelhard Corp..........................        90,000     2,321,100

COMMUNICATIONS EQUIPMENT--1.6%
Comverse Technology, Inc.(b)............         8,000       456,800
JDS Uniphase Corp.(b)...................        29,000       362,500
QUALCOMM, Inc.(b).......................        25,000     1,462,000
Scientific-Atlanta, Inc.................        25,000     1,015,000
                                                        ------------
                                                           3,296,300
                                                        ------------

                                               SHARES      VALUE
                                              --------  ------------

COMPUTERS (HARDWARE)--3.0%
Dell Computer Corp.(b)..................       126,000  $  3,294,900
International Business Machines Corp....        12,000     1,356,000
Sun Microsystems, Inc.(b)...............        82,000     1,289,040
                                                        ------------
                                                           5,939,940
                                                        ------------

COMPUTERS (NETWORKING)--1.3%
Cisco Systems, Inc.(b)..................       139,000     2,529,800

COMPUTERS (PERIPHERALS)--0.8%
EMC Corp.(b)............................        56,000     1,626,800

COMPUTERS (SOFTWARE & SERVICES)--6.1%
Adobe Systems, Inc......................        43,000     2,021,000
Mercury Interactive Corp.(b)............        22,000     1,317,800
Microsoft Corp.(b)......................        79,000     5,767,000
Oracle Corp.(b).........................        83,000     1,577,000
Siebel Systems, Inc.(b).................        34,000     1,594,600
                                                        ------------
                                                          12,277,400
                                                        ------------

CONSUMER FINANCE--1.4%
Providian Financial Corp................        49,000     2,900,800

CONTAINERS & PACKAGING (PAPER)--0.9%
Bemis Co., Inc..........................        23,000       923,910
Pactiv Corp.(b).........................        59,000       790,600
                                                        ------------
                                                           1,714,510
                                                        ------------

DISTRIBUTORS (FOOD & HEALTH)--2.4%
Cardinal Health, Inc....................        61,000     4,209,000
SYSCO Corp..............................        26,000       705,900
                                                        ------------
                                                           4,914,900
                                                        ------------

ELECTRIC COMPANIES--1.3%
Entergy Corp............................        16,000       614,240
FirstEnergy Corp........................        55,000     1,768,800
Reliant Energy, Inc.....................        10,000       322,100
                                                        ------------
                                                           2,705,140
                                                        ------------

ELECTRICAL EQUIPMENT--5.6%
American Power Conversion Corp.(b)......        47,000       740,250
Cooper Industries, Inc..................        57,000     2,256,630

                       See Notes to Financial Statements                      49

Phoenix-Zweig Strategy Fund

                                               SHARES      VALUE
                                              --------  ------------
ELECTRICAL EQUIPMENT--CONTINUED
General Electric Co.....................       124,000  $  6,045,000
Molex, Inc..............................        43,000     1,570,790
Solectron Corp.(b)......................        39,000       713,700
                                                        ------------
                                                          11,326,370
                                                        ------------

ELECTRONICS (SEMICONDUCTORS)--2.3%
Advanced Micro Devices, Inc.(b).........        14,000       404,320
Analog Devices, Inc.(b).................        18,000       778,500
Broadcom Corp. Class A(b)...............        13,000       555,880
Intel Corp..............................       100,000     2,925,000
                                                        ------------
                                                           4,663,700
                                                        ------------
ENTERTAINMENT--2.6%
AOL Time Warner, Inc.(b)................        98,000     5,194,000

EQUIPMENT (SEMICONDUCTORS)--2.4%
Applied Materials, Inc.(b)..............        28,000     1,374,800
KLA-Tencor Corp.(b).....................        46,000     2,689,620
Novellus Systems, Inc.(b)...............        14,000       795,060
                                                        ------------
                                                           4,859,480
                                                        ------------

FINANCIAL (DIVERSIFIED)--4.1%
Citigroup, Inc..........................       107,013     5,654,567
Fannie Mae..............................        26,000     2,213,900
Freddie Mac.............................         4,000       280,000
                                                        ------------
                                                           8,148,467
                                                        ------------

FOODS--0.2%
ConAgra Foods, Inc......................        12,000       237,720
Sara Lee Corp...........................        11,000       208,340
                                                        ------------
                                                             446,060
                                                        ------------
FOOTWEAR--0.8%
Reebok International Ltd.(b)............        48,000     1,533,600

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.5%
Harrah's Entertainment, Inc.(b).........        28,000       988,400

HEALTH CARE (DIVERSIFIED)--2.4%
Bristol-Myers Squibb Co.................        52,000     2,719,600
Johnson & Johnson.......................        42,000     2,100,000
                                                        ------------
                                                           4,819,600
                                                        ------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--5.4%
Allergan, Inc...........................         6,000       513,000
Merck & Co., Inc........................        65,000     4,154,150

                                               SHARES      VALUE
                                              --------  ------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--CONTINUED
Pfizer, Inc.............................        97,000  $  3,884,850
Schering-Plough Corp....................        62,000     2,246,880
                                                        ------------
                                                          10,798,880
                                                        ------------

HEALTH CARE (MANAGED CARE)--1.1%
CIGNA Corp..............................        12,000     1,149,840
UnitedHealth Group, Inc.................        16,000       988,000
                                                        ------------
                                                           2,137,840
                                                        ------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.5%
Boston Scientific Corp.(b)..............        25,000       425,000
Guidant Corp.(b)........................        18,000       648,000
                                                        ------------
                                                           1,073,000
                                                        ------------

HEALTH CARE (SPECIALIZED SERVICES)--0.2%
HEALTHSOUTH Corp.(b)....................        27,000       431,190

HOMEBUILDING--0.7%
KB HOME.................................        50,000     1,508,500

HOUSEHOLD FURNISHINGS & APPLIANCES--1.8%
Leggett & Platt, Inc....................        81,000     1,784,430
Maytag Corp.............................        32,000       936,320
Whirlpool Corp..........................        16,000     1,000,000
                                                        ------------
                                                           3,720,750
                                                        ------------

HOUSEHOLD PRODUCTS (NON-DURABLE)--1.0%
Clorox Co. (The)........................        61,000     2,064,850

INSURANCE (LIFE/HEALTH)--1.3%
MetLife, Inc............................        36,000     1,115,280
UnumProvident Corp......................        44,000     1,413,280
                                                        ------------
                                                           2,528,560
                                                        ------------

INSURANCE (MULTI-LINE)--0.4%
Loews Corp..............................        11,000       708,730

INSURANCE (PROPERTY-CASUALTY)--0.7%
Allstate Corp. (The)....................        33,000     1,451,670

INVESTMENT BANKING/BROKERAGE--2.3%
Lehman Brothers Holdings, Inc...........        25,000     1,943,750
Merrill Lynch & Co., Inc................        44,000     2,607,000
                                                        ------------
                                                           4,550,750
                                                        ------------

LEISURE TIME (PRODUCTS)--0.3%
Brunswick Corp..........................        23,000       552,690

50                     See Notes to Financial Statements

Phoenix-Zweig Strategy Fund

                                               SHARES      VALUE
                                              --------  ------------
LODGING-HOTELS--0.4%
Carnival Corp...........................        20,000  $    614,000
Marriott International, Inc. Class A....         6,000       284,040
                                                        ------------
                                                             898,040
                                                        ------------

MACHINERY (DIVERSIFIED)--0.1%
Caterpillar, Inc........................         5,000       250,250
MANUFACTURING (DIVERSIFIED)--1.7%
ITT Industries, Inc.....................        30,000     1,327,500
Tyco International Ltd..................        39,000     2,125,500
                                                        ------------
                                                           3,453,000
                                                        ------------

MANUFACTURING (SPECIALIZED)--0.4%
Jabil Circuit, Inc.(b)..................        23,000       709,780
METALS MINING--0.2%
Freeport-McMoRan Copper & Gold, Inc.
Class B(b)..............................        36,000       397,800

NATURAL GAS--2.3%
El Paso Corp............................        27,000     1,418,580
Sempra Energy...........................        88,000     2,405,920
Williams Cos., Inc. (The)...............        22,000       724,900
                                                        ------------
                                                           4,549,400
                                                        ------------
OFFICE EQUIPMENT & SUPPLIES--0.1%
Pitney Bowes, Inc.......................         7,000       294,840
OIL & GAS (DRILLING & EQUIPMENT)--0.6%
Nabors Industries, Inc.(b)..............        25,000       930,000
Schlumberger Ltd........................         7,000       368,550
                                                        ------------
                                                           1,298,550
                                                        ------------
OIL & GAS (REFINING & MARKETING)--2.2%
Tosco Corp..............................       102,000     4,493,100

OIL (DOMESTIC INTEGRATED)--2.8%
Conoco, Inc. Class B....................       123,000     3,554,700
Occidental Petroleum Corp...............         8,000       212,720
USX-Marathon Group......................        63,000     1,859,130
                                                        ------------
                                                           5,626,550
                                                        ------------

OIL (INTERNATIONAL INTEGRATED)--0.9%
Chevron Corp............................        14,000     1,267,000
Exxon Mobil Corp........................         6,000       524,100
                                                        ------------
                                                           1,791,100
                                                        ------------

                                               SHARES      VALUE
                                              --------  ------------

PAPER & FOREST PRODUCTS--1.3%
Georgia-Pacific Group...................        66,000  $  2,234,100
Westvaco Corp...........................        17,000       412,930
                                                        ------------
                                                           2,647,030
                                                        ------------

RAILROADS--0.7%
Burlington Northern Santa Fe Corp.......        39,000     1,176,630
Norfolk Southern Corp...................        14,000       289,800
                                                        ------------
                                                           1,466,430
                                                        ------------

RESTAURANTS--1.1%
Darden Restaurants, Inc.................        27,000       753,300
Tricon Global Restaurants, Inc.(b)......         9,000       395,100
Wendy's International, Inc..............        42,000     1,072,680
                                                        ------------
                                                           2,221,080
                                                        ------------

RETAIL (BUILDING SUPPLIES)--1.3%
Home Depot, Inc. (The)..................        55,000     2,560,250

RETAIL (DEPARTMENT STORES)--0.7%
May Department Stores Co. (The).........        44,000     1,507,440

RETAIL (FOOD CHAINS)--0.8%
Albertson's, Inc........................        25,000       749,750
Kroger Co. (The)(b).....................        34,000       850,000
                                                        ------------
                                                           1,599,750
                                                        ------------

RETAIL (GENERAL MERCHANDISE)--3.0%
Sears, Roebuck & Co.....................        89,000     3,765,590
Target Corp.............................         9,000       311,400
Wal-Mart Stores, Inc....................        40,000     1,952,000
                                                        ------------
                                                           6,028,990
                                                        ------------

RETAIL (SPECIALTY)--0.2%
AutoZone, Inc.(b).......................        11,000       412,500

RETAIL (SPECIALTY-APPAREL)--0.9%
TJX Cos., Inc. (The)....................        57,000     1,816,590

SAVINGS & LOAN COMPANIES--0.5%
Washington Mutual, Inc..................        27,000     1,013,850

SERVICES (COMMERCIAL & CONSUMER)--0.5%
Cendant Corp.(b)........................        17,000       331,500
Gemstar-TV Guide International,
Inc.(b).................................        17,000       724,200
                                                        ------------
                                                           1,055,700
                                                        ------------

                       See Notes to Financial Statements                      51

Phoenix-Zweig Strategy Fund

                                               SHARES      VALUE
                                              --------  ------------
SERVICES (COMPUTER SYSTEMS)--0.7%
Electronic Data Systems Corp............        18,000  $  1,125,000
Sabre Holdings Corp.(b).................         5,000       250,000
                                                        ------------
                                                           1,375,000
                                                        ------------
SERVICES (DATA PROCESSING)--0.7%
First Data Corp.........................        21,000     1,349,250
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.7%
Sprint Corp. (PCS Group)(b).............        56,000     1,352,400

TELECOMMUNICATIONS (LONG DISTANCE)--1.5%
Sprint Corp. (FON Group)................        87,000     1,858,320
WorldCom, Inc. - MCI Group..............         3,240        52,164
WorldCom, Inc. - WorldCom Group(b)......        81,000     1,150,200
                                                        ------------
                                                           3,060,684
                                                        ------------

TELEPHONE--3.1%
BellSouth Corp..........................        62,000     2,496,740
Qwest Communications International,
Inc.....................................        68,000     2,167,160
SBC Communications, Inc.................        37,000     1,482,220
                                                        ------------
                                                           6,146,120
                                                        ------------
TOBACCO--0.7%
Philip Morris Cos., Inc.................        27,000     1,370,250

WASTE MANAGEMENT--0.9%
Waste Management, Inc...................        56,000     1,725,920
--------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $196,986,922)                           195,519,960
--------------------------------------------------------------------

FOREIGN COMMON STOCKS--0.1%

TELECOMMUNICATIONS (LONG DISTANCE)--0.1%
Global Crossing Ltd. (Bermuda)(b).......        22,000       190,080
--------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $519,136)                                   190,080
--------------------------------------------------------------------

                                               SHARES      VALUE
                                              --------  ------------

UNIT INVESTMENT TRUSTS--1.7%

Nasdaq-100 Shares(b)....................        75,000  $  3,427,500
--------------------------------------------------------------------
TOTAL UNIT INVESTMENT TRUSTS
(IDENTIFIED COST $3,220,225)                               3,427,500
--------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--99.0%
(IDENTIFIED COST $200,726,283)                           199,137,540
--------------------------------------------------------------------

                                                PAR
                                               VALUE
                                               (000)
                                              --------
SHORT-TERM OBLIGATIONS--1.3%

REPURCHASE AGREEMENT--1.3%
Morgan Stanley & Co., Inc. repurchase
agreement, 4.04%, dated 6/29/01, due
7/2/01, repurchase price $2,567,864,
collateralized by Fannie Mae Bond 6.50%,
1/1/15, market value $2,636,372.........      $  2,567     2,567,000
--------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $2,567,000)                               2,567,000
--------------------------------------------------------------------

TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $203,293,283)                          201,704,540(a)
Other assets and liabilities, net--(0.3%)                  (539,930)
                                                       ------------
NET ASSETS--100.0%                                     $201,164,610
                                                       ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $22,649,979 and gross depreciation of $24,598,318 for federal income tax purposes. At June 30, 2001, the aggregate cost of securities for federal income tax purposes was $203,652,879.
(b)  Non-income producing.

52                     See Notes to Financial Statements

Phoenix-Zweig Strategy Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2001
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $203,293,283)                              $201,704,540
Cash                                                                33,154
Receivables
  Dividends and interest                                           220,565
  Fund shares sold                                                  15,719
  Receivable from Advisor                                           14,589
Prepaid expenses                                                    14,856
                                                              ------------
    Total assets                                               202,003,423
                                                              ------------
LIABILITIES
Payables
  Fund shares repurchased                                          403,869
  Investment advisory fee                                          126,374
  Transfer agent fee                                               106,195
  Distribution fee                                                 104,451
  Printing fee                                                      44,531
  Financial agent fee                                                9,921
  Trustees' fee                                                      1,289
Accrued expenses                                                    42,183
                                                              ------------
    Total liabilities                                              838,813
                                                              ------------
NET ASSETS                                                    $201,164,610
                                                              ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $203,621,748
Undistributed net investment loss                                  (90,652)
Accumulated net realized loss                                     (777,743)
Net unrealized depreciation                                     (1,588,743)
                                                              ------------
NET ASSETS                                                    $201,164,610
                                                              ============
CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $108,576,348)             11,584,832
Net asset value price per share                                      $9.37
Offering price per share $9.37/(1-5.75%)                             $9.94
CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $19,821,216)               2,104,321
Net asset value and offering price per share                         $9.42
CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $72,068,315)               7,670,310
Net asset value and offering price per share                         $9.40
CLASS I
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $698,731)                     73,271
Net asset value and offering price per share                         $9.54

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2001
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $  1,356,162
Interest                                                           192,967
                                                              ------------
    Total investment income                                      1,549,129
                                                              ------------
EXPENSES
Investment advisory fee                                            816,967
Distribution fee, Class A                                          174,120
Distribution fee, Class B                                          109,148
Distribution fee, Class C                                          396,218
Financial agent fee                                                 62,869
Transfer agent                                                     261,894
Printing                                                            40,159
Custodian                                                           25,750
Professional                                                        23,267
Registration                                                        16,261
Trustees                                                             6,703
Miscellaneous                                                       19,210
                                                              ------------
    Total expenses                                               1,952,566
                                                              ------------
NET INVESTMENT LOSS                                               (403,437)
                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                 (2,267,093)
Net realized loss on futures contracts                             (47,924)
Net change in unrealized appreciation (depreciation) on
  investments                                                  (15,426,168)
                                                              ------------
NET LOSS ON INVESTMENTS                                        (17,741,185)
                                                              ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(18,144,622)
                                                              ============

                       See Notes to Financial Statements                      53

Phoenix-Zweig Strategy Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            6/30/01      Year Ended
                                          (Unaudited)     12/31/00
                                          ------------  -------------
FROM OPERATIONS
  Net investment income (loss)            $   (403,437) $   3,831,167
  Net realized gain (loss)                  (2,315,017)     1,366,310
  Net change in unrealized appreciation
    (depreciation)                         (15,426,168)   (19,785,922)
                                          ------------  -------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS              (18,144,622)   (14,588,445)
                                          ------------  -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                    --     (3,257,950)
  Net investment income, Class B                    --       (471,845)
  Net investment income, Class C                    --     (1,705,918)
  Net investment income, Class I                    --        (28,809)
  Net realized gains, Class A                       --     (5,941,479)
  Net realized gains, Class B                       --     (1,161,913)
  Net realized gains, Class C                       --     (4,179,705)
  Net realized gains, Class I                       --        (35,788)
                                          ------------  -------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                   --    (16,783,407)
                                          ------------  -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (128,289
    and 106,978 shares, respectively)        1,293,273      1,159,034
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 777,332 shares, respectively)            --      8,125,926
  Cost of shares repurchased (1,528,069
    and 7,766,673 shares, respectively)    (14,635,179)   (85,174,796)
                                          ------------  -------------
Total                                      (13,341,906)   (75,889,836)
                                          ------------  -------------
CLASS B
  Proceeds from sales of shares (9,875
    and 90,420 shares, respectively)            92,334        985,785
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 137,332 shares, respectively)            --      1,448,663
  Cost of shares repurchased (417,531
    and 1,911,117 shares, respectively)     (4,047,156)   (21,098,225)
                                          ------------  -------------
Total                                       (3,954,822)   (18,663,777)
                                          ------------  -------------
CLASS C
  Proceeds from sales of shares (33,633
    and 257,072 shares, respectively)          318,084      2,751,561
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 493,254 shares, respectively)            --      5,187,210
  Cost of shares repurchased (1,405,676
    and 8,062,342 shares, respectively)    (13,485,173)   (88,833,439)
                                          ------------  -------------
Total                                      (13,167,089)   (80,894,668)
                                          ------------  -------------
CLASS I
  Proceeds from sales of shares (0 and 0
    shares, respectively)                           --             --
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 6,023 shares, respectively)              --         64,597
  Cost of shares repurchased (0 and
    71,418 shares, respectively)                    --       (802,283)
                                          ------------  -------------
Total                                               --       (737,686)
                                          ------------  -------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                     (30,463,817)  (176,185,967)
                                          ------------  -------------
  NET INCREASE (DECREASE) IN NET ASSETS    (48,608,439)  (207,557,819)
NET ASSETS
  Beginning of period                      249,773,049    457,330,868
                                          ------------  -------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS)
    OF ($90,652) AND $312,785,
    RESPECTIVELY]                         $201,164,610  $ 249,773,049
                                          ============  =============

54                     See Notes to Financial Statements

Phoenix-Zweig Strategy Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS A
                                         --------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                      YEAR ENDED DECEMBER 31
                                           6/30/01           ------------------------------------------
                                         (UNAUDITED)             2000             1999             1998
Net asset value, beginning of
  period                                  $  10.12           $  11.24         $  14.80         $  15.77
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)                  --               0.16(4)          0.22(4)          0.17
  Net realized and unrealized
    gain (loss)                              (0.75)             (0.59)            0.07            (0.48)
                                          --------           --------         --------         --------
      TOTAL FROM INVESTMENT
        OPERATIONS                           (0.75)             (0.43)            0.29            (0.31)
                                          --------           --------         --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                      --              (0.23)           (0.28)           (0.18)
  Dividends from net realized
    gains                                       --              (0.46)           (3.57)           (0.48)
                                          --------           --------         --------         --------
      TOTAL DISTRIBUTIONS                       --              (0.69)           (3.85)           (0.66)
                                          --------           --------         --------         --------
Change in net asset value                    (0.75)             (1.12)           (3.56)           (0.97)
                                          --------           --------         --------         --------
NET ASSET VALUE, END OF PERIOD            $   9.37           $  10.12         $  11.24         $  14.80
                                          ========           ========         ========         ========
Total return(1)                              (7.41)%(3)        (3.90)%            2.63%          (1.88)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                             $108,576           $131,368         $223,269         $409,065

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          1.47%(2)          1.36%             1.28%           1.24%
  Net investment income                      (0.05)%(2)         1.49%             1.54%           0.97%
Portfolio turnover                              39%(3)           157%              141%            116%

                                           CLASS A
                                  --------------------------

                                    YEAR ENDED DECEMBER 31
                                  --------------------------
                                      1997              1996
Net asset value, beginning of
  period                          $  15.01         $   14.51
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)        0.20              0.20
  Net realized and unrealized
    gain (loss)                       2.49              1.68
                                  --------         ---------
      TOTAL FROM INVESTMENT
        OPERATIONS                    2.69              1.88
                                  --------         ---------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                           (0.19)            (0.20)
  Dividends from net realized
    gains                            (1.74)            (1.18)
                                  --------         ---------
      TOTAL DISTRIBUTIONS            (1.93)            (1.38)
                                  --------         ---------
Change in net asset value             0.76              0.50
                                  --------         ---------
NET ASSET VALUE, END OF PERIOD    $  15.77         $   15.01
                                  ========         =========
Total return(1)                      18.07%            13.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                     $565,721          $581,149
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                  1.24%             1.28%
  Net investment income               1.20%             1.27%
Portfolio turnover                     126%              181%

                                                                             CLASS B
                                         -------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                              YEAR ENDED DECEMBER 31
                                           6/30/01           -----------------------------------------------------------
                                         (UNAUDITED)             2000             1999             1998             1997
Net asset value, beginning of
  period                                  $  10.20           $  11.34         $  14.90         $  15.86         $  15.07
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)               (0.04)              0.09(4)          0.12(4)          0.05             0.07
  Net realized and unrealized
    gain (loss)                              (0.74)             (0.60)            0.07            (0.48)            2.53
                                          --------           --------         --------         --------         --------
      TOTAL FROM INVESTMENT
        OPERATIONS                           (0.78)             (0.51)            0.19            (0.43)            2.60
                                          --------           --------         --------         --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                      --              (0.17)           (0.18)           (0.05)           (0.07)
  Dividends from net realized
    gains                                       --              (0.46)           (3.57)           (0.48)           (1.74)
                                          --------           --------         --------         --------         --------
      TOTAL DISTRIBUTIONS                       --              (0.63)           (3.75)           (0.53)           (1.81)
                                          --------           --------         --------         --------         --------
Change in net asset value                    (0.78)             (1.14)           (3.56)           (0.96)            0.79
                                          --------           --------         --------         --------         --------
NET ASSET VALUE, END OF PERIOD            $   9.42           $  10.20         $  11.34         $  14.90         $  15.86
                                          ========           ========         ========         ========         ========
Total return(1)                              (7.65)%(3)        (4.64)%            1.91%          (2.61)%           17.33%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                              $19,821            $25,628          $47,557          $82,531          $76,820

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          2.17%(2)          2.06%             1.98%           1.94%             1.94%
  Net investment income                      (0.75)%(2)         0.81%             0.84%           0.27%             0.50%
Portfolio turnover                              39%(3)           157%              141%            116%              126%

                                   CLASS B
                                  ---------
                                    FROM
                                  INCEPTION
                                  4/8/96 TO
                                  12/31/96
Net asset value, beginning of
  period                          $   15.12
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)         0.06
  Net realized and unrealized
    gain (loss)                        1.13
                                  ---------
      TOTAL FROM INVESTMENT
        OPERATIONS                     1.19
                                  ---------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                            (0.06)
  Dividends from net realized
    gains                             (1.18)
                                  ---------
      TOTAL DISTRIBUTIONS             (1.24)
                                  ---------
Change in net asset value             (0.05)
                                  ---------
NET ASSET VALUE, END OF PERIOD    $   15.07
                                  =========
Total return(1)                        7.88%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                       $42,317
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                   1.98%(2)
  Net investment income                0.57%(2)
Portfolio turnover                      181%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.

                       See Notes to Financial Statements                      55

Phoenix-Zweig Strategy Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS C
                                         --------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                      YEAR ENDED DECEMBER 31
                                           6/30/01           ------------------------------------------
                                         (UNAUDITED)             2000             1999             1998
Net asset value, beginning of
  period                                  $  10.18           $  11.31         $  14.86         $  15.81
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)               (0.03)              0.09(4)          0.12(4)          0.05
  Net realized and unrealized
    gain (loss)                              (0.75)             (0.60)            0.07            (0.48)
                                          --------           --------         --------         --------
      TOTAL FROM INVESTMENT
        OPERATIONS                           (0.78)             (0.51)            0.19            (0.43)
                                          --------           --------         --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                      --              (0.16)           (0.17)           (0.04)
  Dividends from net realized
    gains                                       --              (0.46)           (3.57)           (0.48)
                                          --------           --------         --------         --------
      TOTAL DISTRIBUTIONS                       --              (0.62)           (3.74)           (0.52)
                                          --------           --------         --------         --------
Change in net asset value                    (0.78)             (1.13)           (3.55)           (0.95)
                                          --------           --------         --------         --------
NET ASSET VALUE, END OF PERIOD            $   9.40           $  10.18         $  11.31         $  14.86
                                          ========           ========         ========         ========
Total return(1)                              (7.76)%(3)        (4.58)%            1.94%          (2.64)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                              $72,068            $92,024         $184,924         $423,791

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          2.17%(2)          2.06%             1.98%           1.94%
  Net investment income                      (0.75)%(2)         0.82%             0.81%           0.27%
Portfolio turnover                              39%(3)           157%              141%            116%

                                           CLASS C
                                  --------------------------

                                    YEAR ENDED DECEMBER 31
                                  --------------------------
                                      1997              1996
Net asset value, beginning of
  period                          $  15.04         $   14.56
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)        0.07              0.11
  Net realized and unrealized
    gain (loss)                       2.52              1.66
                                  --------         ---------
      TOTAL FROM INVESTMENT
        OPERATIONS                    2.59              1.77
                                  --------         ---------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                           (0.08)            (0.11)
  Dividends from net realized
    gains                            (1.74)            (1.18)
                                  --------         ---------
      TOTAL DISTRIBUTIONS            (1.82)            (1.29)
                                  --------         ---------
Change in net asset value             0.77              0.48
                                  --------         ---------
NET ASSET VALUE, END OF PERIOD    $  15.81         $   15.04
                                  ========         =========
Total return(1)                      17.30%            12.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                     $591,512          $621,334
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                  1.94%             1.98%
  Net investment income               0.50%             0.57%
Portfolio turnover                     126%              181%

                                                                             CLASS I
                                         -------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                              YEAR ENDED DECEMBER 31
                                           6/30/01           -----------------------------------------------------------
                                         (UNAUDITED)             2000             1999             1998             1997
Net asset value, beginning of
  period                                  $  10.28           $  11.40         $  14.94         $  15.87         $  15.07
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)                0.01               0.21(4)          0.28(4)          0.17             0.23
  Net realized and unrealized
    gain (loss)                              (0.75)             (0.61)            0.06            (0.45)            2.54
                                          --------           --------         --------         --------         --------
      TOTAL FROM INVESTMENT
        OPERATIONS                           (0.74)             (0.40)            0.34            (0.28)            2.77
                                          --------           --------         --------         --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                      --              (0.26)           (0.31)           (0.17)           (0.23)
  Dividends from net realized
    gains                                       --              (0.46)           (3.57)           (0.48)           (1.74)
                                          --------           --------         --------         --------         --------
      TOTAL DISTRIBUTIONS                       --              (0.72)           (3.88)           (0.65)           (1.97)
                                          --------           --------         --------         --------         --------
Change in net asset value                    (0.74)             (1.12)           (3.54)           (0.93)            0.80
                                          --------           --------         --------         --------         --------
NET ASSET VALUE, END OF PERIOD            $   9.54           $  10.28         $  11.40         $  14.94         $  15.87
                                          ========           ========         ========         ========         ========
Total return(1)                              (7.20)%(3)        (3.60)%            2.96%          (1.66)%           18.52%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                                 $699               $753           $1,581           $1,407           $1,070

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          1.17%(2)          1.08%             0.96%           0.94%             0.94%
  Net investment income                       0.25%(2)          1.86%             1.92%           1.27%             1.50%
Portfolio turnover                              39%(3)           157%              141%            116%              126%

                                   CLASS I
                                  ----------
                                     FROM
                                  INCEPTION
                                  11/1/96 TO
                                   12/31/96
Net asset value, beginning of
  period                           $  15.42
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)         0.04
  Net realized and unrealized
    gain (loss)                        0.83
                                   --------
      TOTAL FROM INVESTMENT
        OPERATIONS                     0.87
                                   --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                            (0.04)
  Dividends from net realized
    gains                             (1.18)
                                   --------
      TOTAL DISTRIBUTIONS             (1.22)
                                   --------
Change in net asset value             (0.35)
                                   --------
NET ASSET VALUE, END OF PERIOD     $  15.07
                                   ========
Total return(1)                        5.68%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                          $903
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                   0.98%(2)
  Net investment income                1.57%(2)
Portfolio turnover                      181%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.

56                     See Notes to Financial Statements

PHOENIX-ZWEIG TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  The Phoenix-Zweig Trust ("the Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. To date, six Funds are offered for sale: Appreciation Fund, Government Cash Fund, Government Fund, Growth & Income Fund, Managed Assets and Strategy Fund. Each Fund has distinct investment objectives. Each of the Funds (except Government and Government Cash Funds) strives to increase investment value over the long term (capital appreciation) consistent with preserving capital and reducing portfolio exposure to market risk. The Government and Government Cash Funds focus on returning high current income. The Government Cash Fund also strives to maintain liquidity and preserve capital. Growth & Income Fund, in addition to seeking capital appreciation, strives to provide income as a secondary objective. Managed Assets strives to increase investment value from capital appreciation, dividends and interest.

  The Trust offers Class A, Class B, Class C and Class I shares on each Fund and one additional class of shares, Class M on Government Cash Fund. Class A shares are sold with a front-end sales charge of up to 5.75% for all funds except Government Cash Fund which has no front-end sales charge and Government Fund which is sold with a front-end sales charge of up to 4.75%. Certain Class A shares, except Government Cash Fund may be sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1.25% contingent deferred sales charge if redeemed within one year of purchase.
Class I shares and Class M shares have no sales charge. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of each class of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

  The Government Cash Fund uses the amortized cost method of security valuation which, in the opinion of the Trustees, represents the fair value of the particular security. The Trustees monitor the deviations between the classes' net asset value per share as determined by using available market quotations and its amortized cost per share. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. This valuation procedure allows each class of the Fund to maintain a constant net asset value of $1 per share.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. The Trust amortizes premiums and discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

  Effective January 1, 2001, the Trust adopted the revised AICPA Audit and Accounting Guide, Audits of Investment Companies, and began to amortize premium and discount on fixed income securities, and classify gains and losses on mortgage- and asset-backed securities presently included in realized gains and losses, as part of interest income. Adopting these accounting principles does not affect the Trust's net asset value, but changes the classification of certain amounts between interest income and unrealized gain/loss in the Statement of Operations. The adoption of these principles was not material to the financial statements.

C. INCOME TAXES:

  Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance

PHOENIX-ZWEIG TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED) (CONTINUED)

with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  Managed Assets may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. FUTURES CONTRACTS:

  A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Each Fund (other than Government Cash
Fund) may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as daily variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments. At June 30, 2001, the Trust had no futures.

H. OPTIONS:

  Each Fund (other than Government Cash Fund), may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  The Funds (other than Government Cash Fund) may purchase options which are included in the Fund's Schedule of Investments and subsequently marked to market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At June 30, 2001, the Trust had no options.

I. ORGANIZATION EXPENSE:

  Organization expenses are amortized on a straight line basis over a period of sixty months from the commencement of operations. If any of the initial shares are redeemed before the end of the amortization period, the proceeds of the redemption will be reduced by the pro rata share of unamortized organization expenses.

PHOENIX-ZWEIG TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED) (CONTINUED)

J. EXPENSES:

  Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

K. REPURCHASE AGREEMENTS:

  A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

L. BORROWINGS

  The Trust has entered into a Liquidity Line of Credit with The Bank of New York for $100,000,000. The Trust has not had to use the Line of Credit since it was established on July 21, 1997. If a Fund uses the Line of Credit, it will be collateralized by that Fund's portfolio.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Trust, the Adviser, Phoenix/Zweig Advisers LLC, a wholly-owned subsidiary of Phoenix Investments Partners, Ltd. ("PXP"), is entitled to a fee, based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Appreciation Fund.......................   1.00%
Government Cash Fund....................   0.50%
Government Fund.........................   0.60%
Growth & Income Fund....................   0.75%
Managed Assets..........................   1.00%
Strategy Fund...........................   0.75%

  The Adviser has agreed to reimburse the Government Cash Fund to the extent that total expenses (excluding taxes, interest, brokerage commissions and extraordinary expenses) exceed 0.65% of the average daily net assets for Class A and Class C shares, 1.35% of the average daily net assets for Class B shares, 0.35% of the average daily net assets for Class I shares and 0.41% of the average daily net assets for Class M shares through August 31, 2001.

  Zweig Consulting LLC serves as the Investment Subadviser for all Funds except Government Cash Fund.

  Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("TPC"), which serves as the national distributor of the Trust's shares has advised the Trust that it retained net selling commissions of $3,410 for Class A shares and deferred sales charges of $163,612 for Class B shares and $10,199 for Class C shares for the six months ended June 30, 2001. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.30% for Class A shares and 1.00% for Class B shares applied to the average daily net assets of each Fund. All Funds (other than Government Fund and Government Cash Fund) pay PEPCO a distribution fee at an annual rate of 1.00% for Class C shares applied to the average daily net assets of each Fund. The Government Cash Fund pays PEPCO a distribution fee at an annual rate of 0.30% for Class C shares applied to the average daily net assets of the Fund. The Government Fund pays PEPCO a distribution fee at an annual rate of 0.75% for Class C shares applied to the average daily net assets of the Fund. A separate distribution plan for Class M shares of Government Cash Fund provides that service organizations may be paid up to 0.30% of the average daily net assets of Class M shares, shared equally between Government Cash Fund and the Adviser. There is no distribution fee for Class I shares. The distributor has advised the Trust that of the total amount expensed for the six months ended June 30, 2001, $899,656 was retained by the Distributor, $1,813,759 was paid out to unaffiliated participants and $2,794 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of ("TPC").

  PEPCO serves as Financial Agent of the Trust, and receives a fee for financial reporting, tax services and oversight of subagent's performance based upon the following annual rates as a percentage of the average daily net assets of each
Fund:

                                          1st $50   $50-200    $200+
                                          Million   Million   Million
                                          --------  --------  -------
All funds except Government Cash Fund...    0.07%     0.06%    0.01%

                                          1st $100  $100-500   $500+
                                          Million   Million   Million
                                          --------  --------  -------
Government Cash Fund....................    0.01%     0.04%    0.01%

  PFPC, Inc., a subagent to PEPCO, receives a fee which ranges from 0.085% to 0.0125% of the average daily net asset values of each Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended June 30, 2001, transfer agent fees were $728,597 of which PEPCO retained $173,651 which is net of fees paid to State Street.

PHOENIX-ZWEIG TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED) (CONTINUED)

  At June 30, 2001, Phoenix Life Insurance Company and its affiliates held shares of the Trust which aggregated the following:

                                                      Aggregate
                                                      Net Asset
                                            Shares      Value
                                          ----------  ----------
Government Cash Fund....................  1,498,394   $1,498,394

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities during the six months ended June 30, 2001 (excluding U.S. Government and agency securities, short-term securities, futures contracts and forward currency contracts) aggregated the following:

                                           Purchases       Sales
                                          ------------  ------------
Appreciation Fund.......................  $171,928,462  $173,342,140
Growth & Income Fund....................     7,378,257     7,558,862
Managed Assets..........................    77,430,126    64,331,647
Strategy Fund...........................    82,414,043    90,419,345

  Purchases and sales of U.S. Government and agency securities during the six months ended June 30, 2001 aggregated the following:

                                           Purchases       Sales
                                          ------------  -----------
Government Fund.........................  $ 23,639,172  $21,143,060
Managed Assets..........................    40,820,612   77,367,991

4. FORWARD CURRENCY CONTRACTS
  As of June 30, 2001, Managed Assets had entered into the following forward currency contracts which contractually obligate the Fund to deliver currencies at specified dates:

                                                                            Net
                                                                         Unrealized
                                                                        Appreciation
 Contracts to Deliver  In Exchange For  Settlement Date     Value      (Depreciation)
 --------------------  ---------------  ---------------  ------------  --------------
  JPY (1,700,000,000)  US$ (13,934,426)       9/19/01    (13,756,419)     $178,007
                                                                          ========

JPY-Japanese Yen
US$-U.S. Dollar

5. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

6. OTHER

  As of June 30, 2001, the Government Cash Fund had 1 shareholder who individually owned more than 10% of shares outstanding which represents 37.8% of total net assets. This shareholder is not affiliated with TPC or PXP. In addition, affiliate holdings are presented in the table located within Note 2.

7. CAPITAL LOSS CARRYOVERS

  The following Funds have capital loss carryovers which may be used to offset future capital gains.

Expiration Date                           Government  Government
October 31,                               Cash Fund      Fund
-----------                               ----------  ----------
2002....................................         --   $7,227,155
2003....................................         --    1,010,121
2005....................................   $105,519           --
2007....................................         --      334,701
2008....................................         --      833,427
                                           --------   ----------
                                           $105,519   $9,405,404
                                           ========   ==========

  This report is not authorized for distribution to prospective investors in the Phoenix-Zweig Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX-ZWEIG TRUST
900 Third Avenue, 31st Floor
New York, New York 10022

TRUSTEES
James Balog
Claire B. Benenson
S. Leland Dill
Philip R. McLoughlin
Donald B. Romans

OFFICERS
Philip R. McLoughlin, Chairman
Martin E. Zweig, President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Carlton B. Neel, Senior Vice President
Beth Abraham, Assistant Vice President
David Dickerson, Assistant Vice President
David O'Brien, Assistant Vice President
Nancy G. Curtiss, Treasurer
Marc Baltuch, Secretary
 _____________________________________________________________________

 IMPORTANT NOTICE TO SHAREHOLDERS
 The Securities and Exchange Commission
 has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
 _____________________________________________________________________

INVESTMENT ADVISER
Phoenix/Zweig Advisers LLC
900 Third Avenue, 31st Floor
New York, New York 10022-4728

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

HOW TO CONTACT US

Mutual Fund Services              1-800-243-1574
Advisor Consulting Group          1-800-243-4361
Text Telephone                    1-800-243-1926
Web site                          www.phoenixinvestments.com

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street                                  PRSRT STD
Hartford CT 06115-0480                            U.S. Postage
                                                      PAID
                                                     Andrew
                                                   Associates
[PHOENIX INVESTMENT PARTNERS LOGO]


For more information about
Phoenix mutual funds, please call
your financial representative or
contact us at 1-800-243-4361 or
www.phoenixinvestments.com.








PXP 1329 A (8/01)